                                                   AS FILED PURSUANT TO RULE 497
                                                UNDER THE SECURITIES ACT OF 1933
                                                     REGISTRATION NO. 333-137862

                            [THE POLARIS PLUS LOGO]
                                VARIABLE ANNUITY

                                   PROSPECTUS
                                JANUARY 2, 2007


Please read this prospectus carefully         FLEXIBLE PAYMENT GROUP AND INDIVIDUAL DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
variable annuity.                             VARIABLE ANNUITY ACCOUNT SEVEN
                                              The annuity has several investment choices - both Variable Portfolios (which are
To learn more about the annuity               subaccounts of the Separate Account) and Fixed Accounts. Each Variable Portfolio
offered in this prospectus, you can           invests exclusively in shares of one of the Underlying Funds listed below. The
obtain a copy of the Statement of             Variable Portfolios are part of the Anchor Series Trust ("AST") or the SunAmerica
Additional Information ("SAI") dated          Series Trust ("SAST").
January 2, 2007. The SAI has been
filed with the United States                  STOCKS:
Securities and Exchange Commission                MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
("SEC") and is incorporated by                      - Aggressive Growth Portfolio                                              SAST
reference into this prospectus. The                 - "Dogs" of Wall Street Portfolio*                                         SAST
Table of Contents of the SAI appears              MANAGED BY ALLIANCEBERNSTEIN L.P.
at the end of this prospectus. For a                - Alliance Growth Portfolio                                                SAST
free copy of the SAI, call us at                    - Growth-Income Portfolio                                                  SAST
(800) 445-SUN2 or write to us at our              MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS
Annuity Service Center, P.O. Box                    - Davis Venture Value Portfolio                                            SAST
54299, Los Angeles, California                      - Real Estate Portfolio                                                    SAST
90054-0299.                                       MANAGED BY FAF ADVISORS, INC.
                                                    - Equity Index Portfolio                                                   SAST
In addition, the SEC maintains a                  MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA
website (http://www.sec.gov) that                   - Federated American Leaders Portfolio*                                    SAST
contains the SAI, materials                         - Telecom Utility Portfolio                                                SAST
incorporated by reference and other               MANAGED BY FRANKLIN ADVISORY SERVICES, LLC
information filed electronically with               - Small Company Value Portfolio                                            SAST
the SEC by the Company.                           MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.
                                                    - Global Equities Portfolio                                                SAST
ANNUITIES INVOLVE RISKS, INCLUDING                MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
POSSIBLE LOSS OF PRINCIPAL, AND ARE                 - International Diversified Equities Portfolio                             SAST
NOT A DEPOSIT OR OBLIGATION OF, OR                MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
GUARANTEED OR ENDORSED BY, ANY BANK.                - Emerging Markets Portfolio                                               SAST
THEY ARE NOT FEDERALLY INSURED BY THE               - International Growth & Income Portfolio                                  SAST
FEDERAL DEPOSIT INSURANCE                           - Putnam Growth: Voyager Portfolio                                         SAST
CORPORATION, THE FEDERAL RESERVE                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
BOARD OR ANY OTHER AGENCY.                          - Capital Appreciation Portfolio                                            AST
                                                    - Growth Portfolio                                                          AST
                                              BALANCED:
                                                  MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.
                                                    - SunAmerica Balanced Portfolio                                            SAST
                                                  MANAGED BY EDGE ASSET MANAGEMENT, INC.
                                                    - Asset Allocation Portfolio                                                AST
                                              BOND:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                                                SAST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
                                                    - Corporate Bond Portfolio                                                 SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                                                    SAST
                                                  MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**
                                                    - Worldwide High Income Portfolio                                          SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Government and Quality Bond Portfolio                                     AST
                                              CASH:
                                                  MANAGED BY COLUMBIA MANAGEMENT ADVISORS, LLC
                                                    - Cash Management Portfolio                                                SAST
                                              * "Dogs" of Wall Street Portfolio is an equity fund seeking total return and
                                              Federated American Leaders Portfolio is an equity fund seeking growth of capital and income.
                                              ** Morgan Stanley Investment Management Inc. does business in certain circumstances as "Van Kampen."

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................
                                                                                      2
 HIGHLIGHTS......................................................................
                                                                                      3
 FEE TABLES......................................................................
                                                                                      4
    Maximum Owner Transaction Expenses...........................................
                                                                                      4
    Contract Maintenance Fee.....................................................
                                                                                      4
    Separate Account Annual Expenses.............................................
                                                                                      4
    Additional Optional Feature Fee..............................................
                                                                                      4
    Underlying Fund Expenses.....................................................
                                                                                      4
 EXAMPLES........................................................................
                                                                                      5
 THE POLARIS PLUS VARIABLE ANNUITY...............................................
                                                                                      6
 PURCHASING A POLARIS PLUS VARIABLE ANNUITY......................................
                                                                                      6
    Allocation of Purchase Payments..............................................
                                                                                      7
    Accumulation Units...........................................................
                                                                                      7
    Right to Cancel..............................................................
                                                                                      8
    Exchange Offers..............................................................
                                                                                      8
 INVESTMENT OPTIONS..............................................................
                                                                                      8
    Variable Portfolios..........................................................
                                                                                      8
        Anchor Series Trust......................................................
                                                                                      8
        SunAmerica Series Trust..................................................
                                                                                      8
    Fixed Accounts...............................................................
                                                                                      9
    Dollar Cost Averaging Fixed Accounts.........................................
                                                                                     10
    Dollar Cost Averaging Program................................................
                                                                                     10
    Transfers During the Accumulation Phase......................................
                                                                                     10
    Automatic Asset Rebalancing..................................................
                                                                                     12
    Voting Rights................................................................
                                                                                     12
    Substitution, Addition or Deletion of Variable Portfolios....................
                                                                                     12
 ACCESS TO YOUR MONEY............................................................
                                                                                     13
    Withdrawal Restrictions......................................................
                                                                                     13
    Texas Optional Retirement Program............................................
                                                                                     13
    Systematic Withdrawal Program................................................
                                                                                     13
    Loans........................................................................
                                                                                     14
    Free Withdrawal Amount.......................................................
                                                                                     14
    Minimum Contract Value.......................................................
                                                                                     14
 DEATH BENEFIT...................................................................
                                                                                     14
 EXPENSES........................................................................
                                                                                     15
    Separate Account Charges.....................................................
                                                                                     15
    Withdrawal Charges...........................................................
                                                                                     15
    Exceptions to Withdrawal Charge..............................................
                                                                                     15
    Income Protector.............................................................
                                                                                     16
    Underlying Fund Expense......................................................
                                                                                     16
    Transfer Fee.................................................................
                                                                                     16
    Premium Tax..................................................................
                                                                                     16
    Income Taxes.................................................................
                                                                                     16
    Reduction or Elimination of Charges and Expenses, and Additional Amounts
      Credited...................................................................
                                                                                     16
 INCOME OPTIONS..................................................................
                                                                                     16
    Annuity Date.................................................................
                                                                                     16
    Annuity Income Options.......................................................
                                                                                     17
    Fixed or Variable Income Payments............................................
                                                                                     17
    Annuity Income Payments......................................................
                                                                                     17
    Transfers During the Income Phase............................................
                                                                                     18
    Deferment of Payments........................................................
                                                                                     18
    The Income Protector.........................................................
                                                                                     18
 TAXES...........................................................................
                                                                                     20
    Annuity Contracts in General.................................................
                                                                                     20
    Tax Treatment of Distributions -
      Non-Qualified Contracts....................................................
                                                                                     20
    Tax Treatment of Distributions -
      Qualified Contracts........................................................
                                                                                     21
    Minimum Distributions........................................................
                                                                                     21
    Tax Treatment of Death Benefits..............................................
                                                                                     22
    Contracts Owned by a Trust or Corporation....................................
                                                                                     22
    Gifts, Pledges and/or Assignments of a Contract..............................
                                                                                     22
    Diversification and Investor Control.........................................
                                                                                     22
 OTHER INFORMATION...............................................................
                                                                                     23
    AIG SunAmerica Life..........................................................
                                                                                     23
    The Separate Account.........................................................
                                                                                     23
    The General Account..........................................................
                                                                                     23
    Payments in Connection with Distribution of the Contract.....................
                                                                                     23
    Administration...............................................................
                                                                                     24
    Legal Proceedings............................................................
                                                                                     24
    Financial Statements.........................................................
                                                                                     24
    Registration Statements......................................................
                                                                                     25
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................
                                                                                     25
 APPENDIX A - CONDENSED FINANCIAL INFORMATION....................................
                                                                                    A-1
 APPENDIX B - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR......
                                                                                    B-1
 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................
                                                                                    C-1

----------------------------------------------------------------
----------------------------------------------------------------
                                    GLOSSARY
----------------------------------------------------------------
----------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your Contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your Contract during the Accumulation Phase.

ANNUITANT(S) - The person(s) on whose life (lives) we base annuity payments. For a Contract issued pursuant to IRC Section 403(b), the Participant must be the Annuitant. Under an IRA the owner is always the Annuitant.

ANNUITY DATE - The date on which annuity payments are to begin, as selected by you.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity payments you receive from the variable portion of your Contract during the Income Phase.

BENEFICIARY (IES) - The person(s) designated to receive any benefits under the Contract if you or the Annuitant dies.

COMPANY - AIG SunAmerica Life Assurance Company, AIG SunAmerica Life, we, us, or our, the insurer that issues this Contract.

CONTRACT - The variable annuity contract issued by AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). This includes any applicable group master contract, certificate and endorsement.

CONTRACTHOLDER - The party named as the Contractholder on the annuity Contract issued by AIG SunAmerica Life. The Contractholder may be an Employer, a retirement plan trust, an association or any other entity allowed under the law.

EMPLOYER - The organization specified in the Contract which offers the Plan to its employees.

ERISA - Employee Retirement Income Security Act of 1974 (as amended).

FIXED ACCOUNT - An account, if available, that we offer in which you may invest money and earn fixed rates of return.

INCOME PHASE - The period during which we make annuity payments to you.

IRA - An Individual Retirement Annuity qualified under and issued in accordance with the provisions of Section 408(b) of the IRC.

IRC - The Internal Revenue Code of 1986, as amended, and all regulations thereto.

IRS - The Internal Revenue Service.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PARTICIPANT - An employee or other person affiliated with the Contractholder on whose behalf an account is maintained under the terms of the Contract.

PLAN - A retirement program offered by an Employer to its employees for which a Contract is used to accumulate funds which may or may not be regulated by ERISA.

PURCHASE PAYMENTS - The money you give us to buy the Contract, as well as any additional money you give us to invest in the Contract after you own it.

QUALIFIED (CONTRACT) - A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained separately from the Company's regular portfolio of investment and general accounts. The Separate Account is established by the Company to purchase and hold the Variable Portfolios.

TRUSTS - Refers to the Anchor Series Trust and the SunAmerica Series Trust.

TSA - A tax sheltered annuity qualified under and issued in accordance with the provisions of Section 403(b) of the IRC.

UNDERLYING FUND - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the Contract. Each Variable Portfolio has its own investment objective and is invested in the Underlying Funds of the Trusts.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Polaris Plus Variable Annuity is a Contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed primarily for IRC 403(b) and IRA Contract investments to help you meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a Contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the Contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your Contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your Contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the Contract without charging a withdrawal charge. You will receive whatever your Contract is worth on the day that we receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS PLUS VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the Contract. Each year we deduct separate account charges, which equal a maximum of 1.25% annually of the average daily net asset value of your Contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the Contract we may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment, depending on your employment status at the time the Contract is issued. The maximum amount of the withdrawal charge declines over time. After a Purchase Payment has been in the Contract for six complete years, or five complete years if you were separated from service at the time the Contract was issued, withdrawal charges no longer apply to that Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS PLUS VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your Contract during the Accumulation Phase, however, withdrawal restrictions may apply. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase may be considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the Contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking annuity income, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different annuity income options, including an option for annuity income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your Contract call your financial representative or contact us at AIG SunAmerica Life Assurance Company Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. Please see ALLOCATION OF PURCHASE PAYMENTS in the prospectus for the address to which you must send Purchase Payments.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT SECTION UNDER OTHER INFORMATION.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE
PAYMENT)(1).................................................  6%

TRANSFER FEE................................................  None.  The Company  reserves the right  to charge $25 per transfer  after the  first  15 transfers  in  any
                                                              contract year in the future.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE....................................................None

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Mortality and Expense Risk Fees.................................................  1.10%
Distribution Expense Fee........................................................  0.15%
                                                                                  -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..........................................  1.25%
                                                                                  =====

ADDITIONAL OPTIONAL FEATURE FEE
The Income Protector is an optional guaranteed minimum income benefit. You may elect either Income Protector option described below.

OPTIONAL INCOME PROTECTOR FEE
(Calculated as a percentage of your Contract value on the date of your effective enrollment in the program and then each subsequent Contract anniversary, plus Purchase Payments made since the prior Contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals)

OPTION                                                                            ANNUAL FEE(2)
------                                                                            -------------
Income Protector Plus...........................................................      0.15%
Income Protector Max............................................................      0.30%

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

UNDERLYING FUND EXPENSES

TOTAL ANNUAL TRUST OPERATING EXPENSES(3)                                                    MINIMUM   MAXIMUM
----------------------------------------                                                    -------   -------
(expenses that are deducted from Underlying Funds of the Trusts, including management
fees, other expenses and 12b-1 fees, if applicable).......................................   0.54%     1.90%

FOOTNOTES TO THE FEE TABLE:

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 5 or 6 years as follows:

   YEARS SINCE RECEIPT OF PURCHASE PAYMENT:....................   1    2    3    4    5    6   7+
   Schedule A*.................................................  6%   6%   5%   5%   4%   0%   0%
   Schedule B**................................................  6%   6%   5%   5%   4%   4%   0%

    * This Withdrawal Charge Schedule applies to participants who are separated from service at the time of Contract issue. See
      EXPENSES below.

   ** This Withdrawal Charge Schedule applies to all other participants.

(2) The fee is deducted from your Contract value annually.

(3) As of January 31, 2006.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum Separate Account annual expense of 1.25%, election of the optional Income Protector Max (0.30%), and investment in the Underlying Fund with total expenses of 1.90%)

(1) If you surrender your Contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $948             $1,559            $2,193            $3,730
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your Contract at the end of the applicable time period:(4)

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $318              $971             $1,649            $3,457
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your Contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $348             $1,059            $1,793            $3,730
---------------------------------------------------------------------
---------------------------------------------------------------------

MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expense of 1.25%, no optional features are elected and investment in the Underlying Fund with total expenses of 0.54%)

(1) If you surrender your Contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $782             $1,063            $1,370            $2,105
---------------------------------------------------------------------
---------------------------------------------------------------------

(2) If you annuitize your Contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $182              $563             $  970            $2,105
---------------------------------------------------------------------
---------------------------------------------------------------------

(3) If you do not surrender your Contract:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
---------------------------------------------------------------------
     $182              $563             $  970            $2,105
---------------------------------------------------------------------
---------------------------------------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Table and Expense Examples is to show you the various expenses you would incur directly and indirectly by investing in the variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as total annual Underlying Fund expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. The fee for the Income Protector feature is not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.

4. You do not pay fees for optional features once you annuitize your contract; therefore, examples reflecting annuitization do not include fees for optional features.

   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.
 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

----------------------------------------------------------------
----------------------------------------------------------------
                       THE POLARIS PLUS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

We issue the Polaris Plus variable annuity to certain groups and/or individuals which qualify to purchase Contracts to fund their Tax Sheltered Annuity ("TSA") pursuant to Section 403(b) of the Internal Revenue Code ("IRC") or IRA retirement savings investments pursuant to Section 408(b) of the IRC. For TSA Contracts, the Contract may be issued to a group Contractholder (usually your employer or plan trustee) for the benefit of the Participants in the group (you and other employees in the group).

As a Participant under a group Contract you will receive a certificate which explains your rights under the Contract. In certain situations an individual Contract will be issued directly to you.

A TSA Polaris Plus participant may choose to convert their 403(b) to an IRA if they separate from service. Generally, all of the same features, charges and benefits will apply to a Contract converted to an IRA, as was applicable to a participant's TSA, so long as no conflict arises with the appropriate provisions of the IRC. We will only specifically address IRAs in this Prospectus to the extent that applicable IRC provisions and/or any other state or federal laws, require different treatment.

Generally, an annuity is a Contract between you and an insurance company. For Plans governed by Employee Retirement Income Security Act of 1974 ("ERISA"), the Contract may be owned by Plan Sponsor, Trustee or some other employee association. Your retirement plan allows you to invest money on which you have not already paid taxes and your earnings grow tax deferred. In addition, funding that Plan with a variable annuity provides certain benefits. You should decide whether the benefits are right for you. Among other features the Contract offers:

     - Investment Options: Various investment options available in one Contract, including both variable and fixed-rate investing.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: You receive a stream of income for your lifetime if elected, or another available period you select.

We developed this variable annuity to help you contribute to your retirement savings. Your contributions may come from payroll deductions arranged through your employer for TSAs. Contracts may also be funded by direct transfers or direct rollovers from other retirement savings plans. Existing Polaris Plus 403(b) Contracts may be converted to an IRA upon a separation from service. Additionally, those IRA Contract holders may make on-going contributions subject to restrictions set forth in the IRC.

This Contract has two stages, the Accumulation Phase and the Income Phase. Your Contract is in the Accumulation Phase when you make payments into the Contract. During the Accumulation Phase, generally you have the advantage of making Purchase Payments before paying taxes on the contributions. In addition, as a function of IRC provisions, taxes on your earnings are deferred until withdrawal. The Income Phase begins when you request that we start making income payments to you out of the money accumulated in your Contract.

The Contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your Contract depends on the performance of the Variable Portfolios in which you invest.

The Contract may also offer Fixed Accounts, which earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the Contract depends on the total interest credited to the Fixed Account in which you are invested. SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, SEE FEE TABLES ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

----------------------------------------------------------------
----------------------------------------------------------------
                   PURCHASING A POLARIS PLUS VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

A Purchase Payment is the money you give us to buy a Contract. Any additional money you give us to invest in your Contract after purchase is a subsequent Purchase Payment. You make payments into your Contract in two ways:

     - salary reduction contributions, arranged through your employer; and/or

     - direct transfer or direct rollover from an existing retirement plan.

If you enter into a salary reduction agreement with your employer to make Purchase Payments, there is no minimum initial payment. If you do not establish such a salary reduction agreement, and only contribute through direct transfer or direct rollover, the minimum initial Purchase Payment is $2,000.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. We reserve the right to change the amount at which pre-approval is required at any time. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

In general, we will not issue a TSA or IRA contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. Upon proof satisfactory to us that minimum distribution requirements are being satisfied or are not yet required, we may issue a contract to anyone under age 81. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

We allow this contract to be jointly owned. We may require that the joint owners be spouses. However, the age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right to not recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in "good order," including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.

An initial Purchase Payment will be priced within two business days after it is received by us in good order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in good order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in good order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.

Purchase Payments submitted by check can only be accepted by the Company at the following address:

AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Annuity Service Center will be forwarded to the address above.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the appropriate address.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO CANCEL

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios along with their respective advisers are listed below:

     ANCHOR SERIES TRUST - CLASS 1

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     SUNAMERICA SERIES TRUST - CLASS 1

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").

STOCKS:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - Aggressive Growth Portfolio                                        SAST

       - "Dogs" of Wall Street Portfolio*                                   SAST

     MANAGED BY ALLIANCEBERNSTEIN L.P.

       - Alliance Growth Portfolio                                          SAST

       - Growth-Income Portfolio                                            SAST

     MANAGED BY DAVIS SELECTED ADVISERS, L.P. D/B/A DAVIS ADVISERS

       - Davis Venture Value Portfolio                                      SAST

       - Real Estate Portfolio                                              SAST

     MANAGED BY FAF ADVISORS, INC.

       - Equity Index Portfolio                                             SAST

     MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY OF PENNSYLVANIA

       - Federated American Leaders Portfolio*                              SAST

       - Telecom Utility Portfolio                                          SAST

     MANAGED BY FRANKLIN ADVISORY SERVICES, LLC

       - Small Company Value Portfolio                                      SAST

     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.

       - Global Equities Portfolio                                          SAST

     MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**

       - International Diversified Equities Portfolio                       SAST

     MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC

       - Emerging Markets Portfolio                                         SAST

       - International Growth & Income Portfolio                            SAST

       - Putnam Growth: Voyager Portfolio                                   SAST

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Capital Appreciation Portfolio                                      AST

       - Growth Portfolio                                                    AST

BALANCED:

     MANAGED BY J.P. MORGAN INVESTMENT MANAGEMENT, INC.

       - SunAmerica Balanced Portfolio                                      SAST

     MANAGED BY EDGE ASSET MANAGEMENT, INC.

       - Asset Allocation Portfolio                                          AST

BOND:

     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.

       - High-Yield Bond Portfolio                                          SAST

     MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

       - Corporate Bond Portfolio                                           SAST

     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL

       - Global Bond Portfolio                                              SAST

     MANAGED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC.**

       - Worldwide High Income Portfolio                                    SAST

     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP

       - Government and Quality Bond Portfolio                               AST

CASH:

     MANAGED BY COLUMBIA MANAGEMENT ADVISORS, LLC

       - Cash Management Portfolio                                          SAST

* "Dogs" of Wall Street Portfolio is an equity fund seeking total return and Federated American Leaders Portfolio is an equity fund seeking growth of capital and income.

** Morgan Stanley Investment Management, Inc. does business in certain circumstances as "Van Kampen."

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

If applicable, your Plan may limit the Variable Portfolios available under your Contract.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If your contract offered Fixed Accounts subject to a market value adjustment, please see the Market Value Adjustment ("MVA") Appendix in this prospectus for additional information.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial rollover Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. Please note, for administrative reasons, we accumulate all subsequent Purchase Payments made in a given month into a single trade, and apply the fixed rate of interest available at that time. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Account only accepts initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you chose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will be applicable to that payment. Further, we will begin moving that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days interest prior to the first transfer to the target accounts.

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Accounts, we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

    -------------------------------------------------------------------------
            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
    -------------------------------------------------------------------------
              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any Fixed Accounts by telephone or through the Company's website (www.aigsunamerica.com) or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in good order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed Accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

TRANSFER POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of an Underlying Fund. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund and/or (2) increased brokerage and administrative costs due to forced and unplanned fund turnover; both of which may dilute the value of the shares in the corresponding Underlying Fund and reduce value for all investors in the Variable Portfolio. In addition to negatively impacting the contract owner, a reduction in contract value may also be harmful to annuitants and/or beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading.

All transfer requests in excess of 15 transfers within a rolling twelve-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail"). Once a contract triggers this "Standard U.S. Mail Policy," all transfer requests must be submitted by U.S. Mail for 12 months from the date of the triggering transfer. For example, if you made a transfer on August 16, 2006 and within the previous twelve months (from August 17, 2005 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2006 must be submitted by U.S. Mail (from August 17, 2006 through August 16, 2007). We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer. All transfers made on the same day prior to Market Close are considered one transfer request. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy. We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which reflect what we consider to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to impose further limits on the number and frequency of transfers you can make, impose minimum holding periods and/or reject any transfer request or terminate your transfer privileges. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies; and/or

     (6) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations. We cannot guarantee that we will detect and/or deter all Short-Term Trading. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. You should be aware that the design of our administrative procedures involves inherently subjective decisions, which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.

AUTOMATIC ASSET REBALANCING

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your Contract in three ways:

     - by receiving income payments during the Income Phase, SEE INCOME OPTIONS BELOW;

     - by taking a loan in accordance with the provisions of your Plan and/or this Contract (TSA only); or

     - subject to the restrictions described below, by making a partial or total withdrawal.

Any request for withdrawal will be priced as of the day it is received by us in good order if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal before the end of the withdrawal charge period. If you made a total withdrawal, we also deduct premium taxes, if applicable.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of Contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

We may establish certain minimum withdrawal amounts or require that a minimum amount remain in a Variable Portfolio upon withdrawal. Please consult the Annuity Service Center for additional information. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and each fixed account option in which you are invested.

WITHDRAWAL RESTRICTIONS

Withdrawals under Section 403(b) Contracts are subject to the limitations under
Section 403(b)(11) of the IRC and any applicable Plan document. Section 403(b) provides that salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 may only be withdrawn upon (1) death; (2) disability; (3) reaching age 59 1/2; (4) separation from service; or (5) occurrence of a hardship. Amounts accumulated in one Section 403(b)(1) Contract may be transferred to another Section 403(b)(1) Contract or
Section 403(b)(7) custodial account without a penalty under the IRC. Amounts accumulated in a Section 403(b)(7) custodial account and deposited in a Contract will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions. For more information on these provisions. SEE TAXES BELOW.

If your Plan is subject to Title I of ERISA, your withdrawal request must be authorized by the Contractholder on your behalf. All withdrawal requests will require the Contractholder's written authorization and written documentation specifying the portion of your Contract value which is available for distribution to you.

If your Plan is not subject to Title I of ERISA and you own a TSA, you must certify to AIG SunAmerica Life that, one of the events listed in the IRC has occurred (and provide supporting information, if requested) and that AIG SunAmerica Life may rely on such representation in granting such a withdrawal request. The above does not apply to transfers to other Qualified investment alternatives. SEE TAXES BELOW. You should consult your tax adviser as well as review the provisions of any applicable Plan before requesting a withdrawal.

In addition to the restrictions noted above, a Plan may contain additional withdrawal or transfer restrictions.

Early withdrawals from a TSA or IRA, as defined under Section 72(q) and 72(t) of the IRC, may be subject to 10% penalty tax.

TEXAS OPTIONAL RETIREMENT PROGRAM

If you participate in the Texas Optional Retirement Program ("ORP") you must obtain a certificate of termination from your employer before you can redeem your Contract. We impose this requirement on you because the Texas Attorney General ruled that participants in ORP may redeem their Contract only upon termination of their employment by Texas public institutions of higher education, or upon retirement death or total disability.

SYSTEMATIC WITHDRAWAL PROGRAM

If you elect and the terms of any applicable Plan and/or the IRC allow, then we use money in your Contract to pay your monthly, quarterly, semiannual or annual payments during the Accumulation Phase. Electronic transfer of these funds to your bank account is also available. However, any such payments you elect to receive are subject to all applicable withdrawal charges, market value adjustments, income taxes, tax penalties and other withdrawal restrictions affecting your Contract. The minimum amount of each withdrawal is $50. There must be at least $500 remaining in your Contract at all times. Withdrawals may be taxable and a 10% IRS tax penalty may apply if you are under age 59 1/2 at the time of withdrawal. There is no additional charge for participating in this program.

The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

WITHDRAWAL CHARGES, INCOME TAXES, TAX PENALTIES AND CERTAIN WITHDRAWAL RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE, INCLUDING SYSTEMATIC WITHDRAWALS.

LOANS

If you own a TSA and, if applicable, your Plan permits, you may take a loan from your Contract during the Accumulation Period. You may apply for a loan under the Contract by completing a loan application available from AIG SunAmerica Life. Loans are secured by a portion of your Contract Value. More information about loans, including interest rates, restrictions, terms of repayment and applicable fees and charges is available in the Certificate, the Endorsement and the Loan Agreement as well as from AIG SunAmerica Life's Annuity Service Center.

FREE WITHDRAWAL AMOUNT

If your Contract is subject to withdrawal charge schedule A, you may be able to withdraw 15% of your Purchase Payments each Contract year, free of a contractual withdrawal charge. The amount available for free withdrawal each year is reduced by the amount of any Purchase Payment previously withdrawn in that Contract year. However, upon a full surrender of your Contract, any previous free withdrawals would be subject to a surrender charge, if any is applicable at the time of surrender (except in the State of Washington).

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                                 DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you should die during the Accumulation Phase of your Contract, we pay a death benefit to your Beneficiary. The death benefit (unless limited by your Plan) equals the greater of:

     1. Total Purchase Payments reduced by the amount of any loan(s) outstanding plus accrued interest and reduced for withdrawals (and any fees and charges applicable to those withdrawals) in the same proportion that each withdrawal reduced Contract Value on the date of the withdrawal as calculated at the time we receive satisfactory proof of death, or;

     2. Contract Value at the time we receive satisfactory proof of death and all required paperwork.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase your Beneficiary receives any remaining guaranteed income payments (or a portion thereof) in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. Plans subject to Title 1 of ERISA may impose additional restrictions on beneficiary designation which are discussed in the Beneficiary Designation Form.

We calculate and pay the death benefit when we receive satisfactory proof of death and all required paperwork. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

The death benefit must be paid by December 31 of the calendar year containing the fifth anniversary of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin on or before December 31 of the calendar year immediately following the year of your death.

If the Beneficiary is the Participant's surviving spouse, the surviving spouse may elect to receive the entire death benefit in equal or substantially equal payments over their life or over a period not longer than their life expectancy, commencing at any date prior to the later of:

      (i) December 31 of the calendar year immediately following the calendar year in which the Participant died, and

     (ii) December 31 of the calendar year in which the Participant would have attained age 70 1/2.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica to the same owner/annuitant are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. FOR STATE-SPECIFIC EXPENSES, PLEASE SEE APPENDIX C -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

SEPARATE ACCOUNT CHARGES

The annualized separate account charge is 1.25% of the average daily ending net asset value allocated to the Variable Portfolios. The charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the Contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the Contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference.

The separate account charge is expected to result in a profit. Profit may be used for any legitimate cost/expense including distribution, depending upon market conditions.

WITHDRAWAL CHARGES

A withdrawal charge may apply against each Purchase Payment you put into the Contract if you seek withdrawal of that payment prior to the end of a specified period.

If applicable, the withdrawal charge equals a percentage of the Purchase Payment you take out of the Contract. The withdrawal charge percentage may decline over time for each Purchase Payment in the Contract. The applicable withdrawal charge schedule will appear on your Contract Data Page.

The withdrawal charges range from 0% to the maximum withdrawal charge, as noted:

SEPARATED FROM SERVICE AT CONTRACT ISSUE

(SCHEDULE A)

------------------------------------------------------------------
YEAR                              1     2     3     4     5     6
------------------------------------------------------------------
  WITHDRAWAL CHARGE              6%    6%    5%    5%    4%    0%
------------------------------------------------------------------

EMPLOYED AT CONTRACT ISSUE

(SCHEDULE B)

-------------------------------------------------------------------
YEAR                         1     2     3     4     5     6     7
-------------------------------------------------------------------
  WITHDRAWAL CHARGE         6%    6%    5%    5%    4%    4%    0%
-------------------------------------------------------------------

You may obtain information as to the withdrawal charge applicable to your Contract by contacting your Plan Sponsor, Employer, financial representative or by consulting your Contract Data page.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your Contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments.

Whenever possible, we deduct the withdrawal charge from the money remaining in your Contract. If you withdraw all of your Contract value, we deduct any applicable withdrawal charge from the amount withdrawn.

We calculate charges due on a total withdrawal as of the day after we receive your request and your Contract. We return your Contract value less any applicable fees and charges. You will not receive the benefit of any available and prior free withdrawal amounts (applicable only to those subject to withdrawal charge Schedule A) if you make a complete withdrawal of your Contract.

Both the insurance charges and the withdrawal charges may vary by Plan and/or group Contract based on certain objective factors. SEE REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS CREDITED BELOW.

EXCEPTIONS TO WITHDRAWAL CHARGE

If a withdrawal charge applies to your Contract a withdrawal charge is not applicable to withdrawals requested in the following situations:

     - Annuitization (except if under the Income Protector Program) SEE INCOME OPTIONS ABOVE;

     - Death Benefits, SEE DEATH BENEFIT BELOW;

     - After your 10th Contract anniversary;

     - If you are subject to withdrawal charge Schedule A, 15% of your Purchase Payments each Contract year;

     - Disability occurring after Contract issue;

     - Hardship occurring after Contract issue;

     - After separation from service occurring after Contract issue.

     - loans in accordance with the requirements of ERISA and/or the IRC, the Plan and the Contract; and

     - to avoid Federal Income Tax penalties or satisfy income tax rules applicable to the Contract from which the withdrawal is made.

Additionally, upon conversion to an IRA from an existing Polaris Plus 403(b) Contract, IRA Contractholders will receive credit for time served in their prior Polaris Plus TSA variable annuity investment. This means we will carry over the 403(b) Purchase Payment history with respect to any potential withdrawal charges under the IRA.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

INCOME PROTECTOR

We charge a fee for the Income Protector program, as follows:

----------------------------------------------------------------------------------
                                               ANNUALIZED FEE AS A % OF YOUR
             CONTRACT YEAR                          INCOME BENEFIT BASE
----------------------------------------------------------------------------------
         Income Protector Plus                             0.15%
----------------------------------------------------------------------------------
          Income Protector Max                             0.30%
----------------------------------------------------------------------------------

Since the Income Benefit Base is only a calculation and does not provide a Contract value, we deduct the fee from your actual Contract value beginning on the Contract anniversary on which your enrollment in the program becomes effective. If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after Contract issue, we begin deducting the annual fee on the Contract anniversary of or following election. We will deduct this charge from your Contract value on every Contract anniversary up to and including your Income Benefit Date. SEE THE INCOME PROTECTOR BELOW.

UNDERLYING FUND EXPENSE

INVESTMENT MANAGEMENT FEES

The Separate Account purchases shares of the Variable Portfolios. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. These fees may vary. They are not fixed or specified in your annuity contract, rather the Variable Portfolios are governed by their own boards of trustees.

For more detailed information on these Underlying Fund fees, refer to the prospectuses for the Trusts.

TRANSFER FEE

We currently permit an unlimited number of transfers between investment options, every year. We reserve the right to limit the number of transfers to 15 per year, in the future, for both new and existing Contractholders. If we do impose such a limit you will be charged $25 for each transfer over that limit. SEE INVESTMENT OPTIONS ABOVE.

PREMIUM TAX
Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. We deduct these premium tax charges when you fully surrender your contract or begin the Income Phase. In the future, we may deduct this premium tax at the time you make a Purchase Payment or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

----------------------------------------------------------------
----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, the money in your Contract is used to make regular income payments to you. You may switch to the Income Phase any time. You select the month and year in which you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5, once you begin receiving income payments, you cannot otherwise access your money through withdrawal or surrender.

Generally, for Qualified Contracts, the Annuity Date may be any day after you reach age 59 1/2 but not later than your 75th birthday. However, you may be required to begin taking minimum distributions by April 1 following the later of, the year in which you turn age 70 1/2 or the calendar year in which you retire. SEE TAXES BELOW.

As to TSAs and IRAs, an income payment is generally considered a withdrawal. Therefore, IRC withdrawal restrictions may limit the time at which income payments may begin. SEE ACCESS TO YOUR MONEY ABOVE.

If the Annuity Date is past your 85th birthday, your Contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

ANNUITY INCOME OPTIONS

Currently, this Contract offers 5 standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments selected for joint lives, We pay according to Option 3 for a period of 10 years.

We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your Contract. Under a TSA you, as the Participant, are always the Annuitant. Under an IRA you as the contract owner must always be the Annuitant. UNDER CERTAIN QUALIFIED CONTRACTS THE INCOME OPTION YOU SELECT MAY NOT EXCEED YOUR LIFE EXPECTANCY.

OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments stop when the Annuitant dies.

OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments stop when the survivor dies.

OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

OPTION 4 - LIFE INCOME ANNUITY WITH 10, 15 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above with an additional guarantee of payments for at least 10, 15 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

THE INCOME PROTECTOR

If elected, this feature provides a future "safety net" in the event that, when you choose to begin receiving income payments, your Contract has not performed within a historically anticipated range. The Income Protector program offers you the ability to receive a guaranteed fixed minimum retirement income upon annuitization. With the Income Protector you can know the level of minimum income that will be available to you if, when you chose to begin the income phase of your Contract, down markets have negatively impacted your Contract value. We reserve the right to modify, suspend or terminate the Income Protector program at any time.

The Income Protector provides two levels of minimum retirement income. The two available options are the Income Protector Plus and Max. If you enroll in the Income Protector program, We charge a fee based on the level of protection you select. The amount of the fee and how to enroll are described below. In order to utilize the benefit of the program you must follow the provisions discussed below.

Certain IRC restrictions on income options available to Qualified retirement investors may have an impact on your ability to benefit from this feature. Qualified investors should read NOTE TO QUALIFIED CONTRACTHOLDERS, below.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

We base the amount of minimum income available to you if you take income payments using the Income Protector upon a calculation we call the Income Benefit Base. At the time your enrollment in the Income Protector program becomes effective, your Income Benefit Base is equal to your Contract value. Your participation becomes effective on either the date of issue of the Contract (if elected at the time of application) or on the Contract anniversary following your enrollment in the program.

The Income Benefit Base is only a calculation. It does not represent a Contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your Income Benefit Base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your Contract. The exact Income Benefit Base calculation is equal to (a) plus (b) minus (c) where:

     (a) is,

          - for the first year of calculation, your Contract value on the date your participation in the program became effective, or;

          - for each subsequent year of calculation, the Income Benefit Base on the prior Contract anniversary, and;

     (b) is the sum of all Purchase Payments made into the Contract since the last Contract anniversary, and;

     (c) is all withdrawals and applicable fees and charges since the last Contract anniversary (excluding any positive MVA), in an amount proportionate to the amount by which such withdrawals decreased your Contract value.

The Income Benefit Base accumulates at one of the following annual growth rates from the date your enrollment becomes effective through your election to begin receiving income under the program:

-------------------------------------------------------
                OPTIONS                   GROWTH RATE*
-------------------------------------------------------
       The Income Protector Plus           3.25%
-------------------------------------------------------
        The Income Protector Max           5.25%
-------------------------------------------------------

* If you elect the Plus or Max feature on a subsequent anniversary, the Growth Rates may be different.

The growth rates for the Plus or Max features cease on the Contract anniversary following the Annuitant's 90th birthday.

ENROLLING IN THE PROGRAM

If you decide that you want the protection offered by the Income Protector program, you must elect the option of your choice by completing the Income Protector Election Form available through our Annuity Service Center. You may only elect one of the options, you can not change your election once made, and you can not terminate your enrollment. In order to obtain the benefit of the Income Protector program you may not begin the income phase for at least seven years following your enrollment.

STEP-UP OF YOUR INCOME BENEFIT BASE

You may also have the opportunity to "Step-Up" your Income Benefit Base. The Step-Up feature allows you to increase your Income Benefit Base to the amount of your Contract value on your Contract anniversary. You can only elect to Step-Up within the 30 days before the next Contract anniversary. The seven year waiting period required prior to electing income payments through the Income Protector is restarted if you step-up your Income Benefit Base.

You must complete the appropriate portion of the Income Protector Election Form to effect a Step-Up.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your Contract using the Income Protector Program ONLY within the 30 days after the seventh or later Contract anniversary following the later of,

     - the effective date of your enrollment in the Income Protector program, or

     - the Contract anniversary of your most recent Step-Up.

The Contract anniversary prior to your election to begin receiving income payments is your Income Benefit Date. This is the date as of which we calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement income. To arrive at the minimum guaranteed fixed retirement income available to you, we apply the annuity rates stated in your Income Protector Endorsement for the income option you select to your final Income Benefit Base.

You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as your Income Benefit Date, and;

     (b) is any partial withdrawals of Contract value and any charges applicable to those withdrawals (excluding any positive MVA) and any withdrawal charges otherwise applicable, calculated as if you fully surrender your Contract at the Income Benefit Date, and any applicable premium taxes.

The income options available when using the Income Protector program to receive your retirement income are:

     - Life Annuity with 10 Year Period Certain, or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin the income phase, we will calculate your annual income using both your final Income Benefit Base and your Contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector will be different. You will receive whichever provides a greater stream of income. If you take Income Payments using the Income Protector your payments will be fixed in amount. You are not required to use the Income Protector to receive your Income Payments. The general provisions of your Contract provide other income options. However, we will not refund fees paid for the Income Protector if you begin taking Income Payments under the general provisions of your Contract. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NOTE TO QUALIFIED CONTRACTHOLDERS

Qualified Contracts generally require that you select an income option which does not exceed your life expectancy. That restriction may limit the benefit of the Income Protector program. To utilize the Income Protector you must take income payments under one of two income options. If those income options exceed your life expectancy you may be prohibited from receiving your guaranteed fixed income under the program. If you own a Qualified Contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

You should consult your tax advisor for information concerning your particular circumstances.

FEES ASSOCIATED WITH THE INCOME PROTECTOR

We charge a fee for the Income Protector program, as follows:


 -------------------------------------------------------
                                          FEE AS A % OF
                                          YOUR INCOME
                 OPTIONS                  BENEFIT BASE
---------------------------------------------------------
          Income Protector Plus             0.15%
---------------------------------------------------------
          Income Protector Max              0.30%
---------------------------------------------------------

Since the Income Benefit Base is only a calculation and does not provide a Contract value, we deduct the fee from your actual Contract value beginning on the Contract anniversary on which your enrollment in the program becomes effective.

If you elect to participate in the Income Protector program at Contract issue, we begin deducting the annual fee for the Plus or Max option when your participation becomes effective. If you elect to participate in the Income Protector program at some time after Contract issue, we begin deducting the annual fee on the Contract anniversary of or following election. We will deduct this charge from your Contract value on every Contract anniversary up to and including your Income Benefit Date.

After a Step-Up, the fee for the Income Protector Max or Plus will be based on your Stepped-Up Income Benefit Base, and will be deducted from your Contract value beginning on the effective date of the step-up.

The Income Protector may not be available in your state. Please consult your financial representative for information regarding availability of this program in your state. SEE THE APPENDIX FOR AN EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

----------------------------------------------------------------
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                                     TAXES
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NOTE:  THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

     - for payment of health insurance if you are unemployed and meet certain requirements

     - distributions from IRAs for higher education expenses

     - distributions from IRAs for first home purchases

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                               OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.

THE SEPARATE ACCOUNT

The Company originally established the Separate Account, Variable Annuity Account Seven, under Arizona law on August 28, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

THE GENERAL ACCOUNT
Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. See the Statement of Additional Information for more information regarding this arrangement.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission only, that may be up to a maximum 5.25% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 0.65% of contract value annually. Generally, the higher the upfront commissions, the lower the trail and vice versa. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We may pay support fees in the form of additional cash or non-cash compensation. These payments can take a variety of forms. They may be intended to reimburse the broker-dealer and/or a specific registered representative for specific expenses incurred or may be calculated as a percentage of sales, certain assets under management, and/or assets invested with us for a particular amount of time (persistency bonus). We may also pay support fees as a flat fee. These payments may be consideration for, among other things, presentation within the broker-dealer firm as a preferred product provider, greater access to train and educate the firm's registered representatives about our products, our participation in the firm's sales conferences and educational seminars and broker-dealers' due diligence on our products. Payment of these support fees may result in our products receiving more visible promotion within the firms than other insurers who might not make such payments or might pay smaller amounts. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract.

Contract commissions and other support fees have a financial impact on the broker-dealer firm and your registered representative and therefore may influence the broker-dealer and its registered representatives to present this contract over others available in the market place. You should discuss with your broker-dealer and/or registered representative how they are compensated for sales of a contract and any resulting real or perceived conflicts of interest.

AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are retained in connection with the distribution of the contracts.

PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans from the Underlying Funds, we receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers or their affiliates for services related to the availability of the Underlying Funds in the contract. We receive such payments in connection with each of the Trusts available in this Contract. Such amounts received from our affiliate, AIG SAAMCo, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management. Furthermore, certain investment advisers and/or subadvisers may help offset the costs we incur for training to support sales of the Underlying Funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are parties to various kinds of litigation incidental to their respective business operations. In management's opinion, these matters are not material in relation to the financial position of the Company.

On February 9, 2006, AIG announced that it had reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities & Exchange Commission ("SEC"), the Office of the New York Attorney General and the New York State Department of Insurance ("NYAG and DOI"). The settlements resolved outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

We incorporate by reference the consolidated financial statements (including notes and financial statement schedules thereto) and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control Over Financial Reporting) of AIG included in AIG's Amended Annual Report on Form 10-K/A for the year ended December 31, 2005, filed on June 19, 2006, in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company and the Separate Account can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

----------------------------------------------------------------
----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.

Separate Account................................    3
General Account.................................    3
Support Agreement Between the Company and AIG...    4
Performance Data................................    4
Annuity Income Payments.........................    7
Annuity Unit Values.............................    7
Taxes...........................................   10
Distribution of Contracts.......................   14
Financial Statements............................   14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  FOR THE      FOR THE      FOR THE
                                                INCEPTION TO       FISCAL       FISCAL       FISCAL
                                                 FISCAL YEAR      YEAR END    YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS           END 4/30/99      4/30/00      4/30/01      4/30/02
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
Asset Allocation
(Inception Date - (a) 3/23/99 (b) 9/19/05)
  Beginning AUV..............................  (a)       18.47       19.16        19.87       19.099
                                               (b)
  Ending AUV.................................  (a)       19.16       19.87        19.10       18.333
                                               (b)
  Ending Number of AUs.......................  (a)      27,027     593,068      638,666      602,916
                                               (b)
-----------------------------------------------------------------------------------------------------
Capital Appreciation
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       27.21       28.69        45.44       37.392
                                               (b)                                10.00        8.575
  Ending AUV.................................  (a)       28.69       45.44        37.39       31.686
                                               (b)                                 8.57        7.295
  Ending Number of AUs.......................  (a)      52,736     878,168      935,668      939,065
                                               (b)                                  818        3,904
-----------------------------------------------------------------------------------------------------
Government and Quality Bond
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV..............................  (a)       13.60       13.60        13.50       14.844
                                               (b)                                10.69       10.717
  Ending AUV.................................  (a)       13.60       13.50        14.84       15.704
                                               (b)                                10.72       11.384
  Ending Number of AUs.......................  (a)     180,434   3,159,021    3,297,472    3,250,427
                                               (b)                                   25        3,422
-----------------------------------------------------------------------------------------------------
Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       27.45       28.24        34.09       29.136
                                               (b)                                10.00        8.745
  Ending AUV.................................  (a)       28.24       34.09        29.14       25.649
                                               (b)                                 8.75        7.729
  Ending Number of AUs.......................  (a)      49,892     795,149      838,055      829,414
                                               (b)                                1,549        4,575
-----------------------------------------------------------------------------------------------------

                                                FOR THE      FOR THE      FOR THE      FOR THE
                                                 FISCAL       FISCAL       FISCAL       FISCAL
                                               YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS          4/30/03      4/30/04      4/30/05      4/30/06
---------------------------------------------  -------------------------------------------------
---------------------------------------------  -------------------------------------------------
ANCHOR SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
Asset Allocation
(Inception Date - (a) 3/23/99 (b) 9/19/05)
  Beginning AUV..............................     18.333       17.703       20.967        22.195
                                                                                          13.223
  Ending AUV.................................     17.703       20.967       22.195        24.400
                                                                                          13.939
  Ending Number of AUs.......................    571,196      662,512      566,460       480,138
                                                                                               7
-----------------------------------------------------------------------------------------------------
Capital Appreciation
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     31.686       27.782       34.031        34.158
                                                   7.295        6.422        7.899         7.960
  Ending AUV.................................     27.782       34.031       34.158        43.027
                                                   6.422        7.899        7.960        10.067
  Ending Number of AUs.......................    872,982      849,975      718,778       552,955
                                                   2,897        2,025        1,009         1,009
-----------------------------------------------------------------------------------------------------
Government and Quality Bond
(Inception Date - (a) 3/19/99 (b) 2/8/01)
  Beginning AUV..............................     15.704       16.834       16.804        17.353
                                                  11.384       12.253       12.280        12.732
  Ending AUV.................................     16.834       16.804       17.353        17.180
                                                  12.253       12.280       12.732        12.656
  Ending Number of AUs.......................  3,259,053    2,682,883    1,995,979     1,474,874
                                                     326          175          132           132
-----------------------------------------------------------------------------------------------------
Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     25,649       21.660       26.870        28.327
                                                   7.729        6.553        8.163         8.640
  Ending AUV.................................     21.660       26.870       28.327        33.323
                                                   6.553        8.163        8.640        10.204
  Ending Number of AUs.......................    767,232      743,102      606,500       475,482
                                                   1,707        1,707        1,317         1,256
-----------------------------------------------------------------------------------------------------

       AUV - Accumulation Unit Value
       AU - Accumulation Units
       (a) Reflects 1.25% Separate Account Charges
       (b) Reflects 0.85% Separate Account Charges

                                                                  FOR THE      FOR THE      FOR THE
                                                INCEPTION TO       FISCAL       FISCAL       FISCAL
                                                 FISCAL YEAR      YEAR END    YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS           END 4/30/99      4/30/00      4/30/01      4/30/02
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
Aggressive Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       15.48       16.18        24.02       17.202
                                               (b)                                 9.66        6.660
  Ending AUV.................................  (a)       16.18       24.02        17.20       13.067
                                               (b)                                 6.66        5.079
  Ending Number of AUs.......................  (a)      28,487     907,848      951,846      893,284
                                               (b)                                  463          980
-----------------------------------------------------------------------------------------------------
Alliance Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       40.86       40.20        49.82       35.913
                                               (b)                                 8.81        7.072
  Ending AUV.................................  (a)       40.20       49.82        35.91       28.657
                                               (b)                                 7.07        5.666
  Ending Number of AUs.......................  (a)     147,759   2,826,566    2,862,749    2,724,668
                                               (b)                                  694        3,136
-----------------------------------------------------------------------------------------------------
Cash Management
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV..............................  (a)       11.95       11.99        12.45       13.012
                                               (b)                                10.22       10.325
  Ending AUV.................................  (a)       11.99       12.45        13.01       13.185
                                               (b)                                10.32       10.505
  Ending Number of AUs.......................  (a)     337,271   2,131,823    2,060,001    1,839,033
                                               (b)                                1,701        3,026
-----------------------------------------------------------------------------------------------------
Corporate Bond
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV..............................  (a)       13.09       13.15        12.77       13.649
                                               (b)                                10.00        9.958
  Ending AUV.................................  (a)       13.15       12.77        13.65       14.359
                                               (b)                                 9.96       10.517
  Ending Number of AUs.......................  (a)      32,037     600,023      644,043      685,610
                                               (b)                                    5          255
-----------------------------------------------------------------------------------------------------
Davis Venture Value
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       25.34       26.76        30.39       28.201
                                               (b)                                10.00        9.864
  Ending AUV.................................  (a)       26.76       30.39        28.20       25.682
                                               (b)                                 9.86        9.019
  Ending Number of AUs.......................  (a)      37,452     748,416      830,018      876,039
                                               (b)                                  719        4,088
-----------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV..............................  (a)        9.42       10.22         8.41        9.436
                                               (b)
  Ending AUV.................................  (a)       10.22        8.41         9.44       10.177
                                               (b)
  Ending Number of AUs.......................  (a)      30,615     665,329      640,566      657,864
                                               (b)
-----------------------------------------------------------------------------------------------------
Emerging Markets
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV..............................  (a)        6.60        7.63         9.68        6.741
                                               (b)                                10.00        9.120
  Ending AUV.................................  (a)        7.63        9.68         6.74        7.366
                                               (b)                                 9.12       10.010
  Ending Number of AUs.......................  (a)      18,838     588,449      588,363      599,115
                                               (b)                                   90          797
-----------------------------------------------------------------------------------------------------

                                                FOR THE      FOR THE      FOR THE      FOR THE
                                                 FISCAL       FISCAL       FISCAL       FISCAL
                                               YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS          4/30/03      4/30/04      4/30/05      4/30/06
---------------------------------------------  -------------------------------------------------
---------------------------------------------  -------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
Aggressive Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     13.067       10.587       12.923        14.167
                                                   5.079        4.131        5.063         5.573
  Ending AUV.................................     10.587       12.923       14.167        17.412
                                                   4.131        5.063        5.573         6.877
  Ending Number of AUs.......................    812,929      790,356      693,354       535,535
                                                     288          310           22            12
-----------------------------------------------------------------------------------------------------
Alliance Growth
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     28.657       24.004       26.836        27.116
                                                   5.666        4.756        5.349         5.426
  Ending AUV.................................     24.004       26.836       27.116        34.464
                                                   4.765        5.349        5.426         6.924
  Ending Number of AUs.......................  2,424,504    2,306,310    1,847,707     1,400,581
                                                   1,984        2,006        2,006         1,916
-----------------------------------------------------------------------------------------------------
Cash Management
(Inception Date - (a) 3/23/99 (b) 1/26/01)
  Beginning AUV..............................     13.185       13.171       13.080        13.092
                                                  10.505       10.536       10.505        10.557
  Ending AUV.................................     13.171       13.080       13.092        13.373
                                                  10.536       10.505       10.557        10.827
  Ending Number of AUs.......................  1,553,588    1,210,503    1,115,235       734,314
                                                   3,497        3,497        3,497             0
-----------------------------------------------------------------------------------------------------
Corporate Bond
(Inception Date - (a) 3/23/99 (b) 4/6/01)
  Beginning AUV..............................     14.359       15.637       16.594        17.235
                                                  10.517                                  12.777
  Ending AUV.................................     15.637       16.594       17.235        17.476
                                                                                          13.007
  Ending Number of AUs.......................    679,219      634,989      500,897       368,666
                                                                                               0
-----------------------------------------------------------------------------------------------------
Davis Venture Value
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     25.682       22.336       29.081        31.579
                                                   9.019        7.875       10.294        11.223
  Ending AUV.................................     22.336       29.081       31.579        36.641
                                                   7.875       10.294       11.223        13.074
  Ending Number of AUs.......................    837,110      860,682      736,735       611,559
                                                   1,413        1,375        1,204         1,168
-----------------------------------------------------------------------------------------------------
"Dogs" of Wall Street
(Inception Date - (a) 3/19/99 (b) 1/15/04)
  Beginning AUV..............................     10.177        8.758       10.912        11.108
                                                               11.646       11.804        12.064
  Ending AUV.................................      8.758       10.912       11.108        11.749
                                                               11.804       12.064        12.811
  Ending Number of AUs.......................    647,923      609,287      496,507       377,380
                                                                    8            8             4
-----------------------------------------------------------------------------------------------------
Emerging Markets
(Inception Date - (a) 3/23/99 (b) 10/24/00)
  Beginning AUV..............................      7.366        6.102        9.107        11.202
                                                  10.010                                  15.408
  Ending AUV.................................      6.102        9.107       11.202        18.302
                                                                                          25.275
  Ending Number of AUs.......................    518,892      680,531      544,013       595,058
                                                                                               0
-----------------------------------------------------------------------------------------------------

       AUV - Accumulation Unit Value
       AU - Accumulation Units
       (a) Reflects 1.25% Separate Account Charges
       (b) Reflects 0.85% Separate Account Charges

                                                                  FOR THE      FOR THE      FOR THE
                                                INCEPTION TO       FISCAL       FISCAL       FISCAL
                                                 FISCAL YEAR      YEAR END    YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS           END 4/30/99      4/30/00      4/30/01      4/30/02
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
Equity Index
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................  (a)       10.00       10.26        10.82        9.277
                                               (b)                                 8.98        8.357
  Ending AUV.................................  (a)       10.26       10.82         9.28        7.965
                                               (b)                                 8.36        7.203
  Ending Number of AUs.......................  (a)     400,093   6,227,727    6,183,325    5,912,696
                                               (b)                                  201          907
-----------------------------------------------------------------------------------------------------
Federated American Leaders
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV..............................  (a)       16.63       17.58        16.34       17.333
                                               (b)
  Ending AUV.................................  (a)       17.58       16.34        17.33       15.940
                                               (b)
  Ending Number of AUs.......................  (a)      25,264     422,715      445,284      477,854
                                               (b)
-----------------------------------------------------------------------------------------------------
Global Bond
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       14.43       14.54        14.36       15.454
                                               (b)                                10.00       10.481
  Ending AUV.................................  (a)       14.54       14.36        15.45       15.801
                                               (b)                                10.48       10.763
  Ending Number of AUs.......................  (a)      40,454     510,047      517,475      510,010
                                               (b)                                  446          446
-----------------------------------------------------------------------------------------------------
Global Equities
  (Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV..............................  (a)       21.05       21.42        27.15       19.986
                                               (b)                                10.00        8.673
  Ending AUV.................................  (a)       21.42       27.15        19.99       16.270
                                               (b)                                 8.67        7.089
  Ending Number of AUs.......................  (a)      14,587     587,483      621,167      598,333
                                               (b)                                  499        1,959
-----------------------------------------------------------------------------------------------------
Growth & Income
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       29.83       30.82        36.49       30.347
                                               (b)                                10.00        8.734
  Ending AUV.................................  (a)       30.82       36.49        30.35       25.714
                                               (b)                                 8.73        7.431
  Ending Number of AUs.......................  (a)     124,672   2,435,756    2,501,326    2,430,317
                                               (b)                                  201        1,872
-----------------------------------------------------------------------------------------------------
High-Yield Bond
  (Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................  (a)       14.71       15.15        14.78       13.607
                                               (b)                                10.00        9.622
  Ending AUV.................................  (a)       15.15       14.78        13.61       12.745
                                               (b)                                 9.62        9.049
  Ending Number of AUs.......................  (a)      23,707     375,439      380,713      368,246
                                               (b)                                   82          539
-----------------------------------------------------------------------------------------------------
International Diversified Equities
  (Inception Date - (a) 3/19/99 (b) 10/4/04)
  Beginning AUV..............................  (a)       13.99       14.36        15.36       12.332
                                               (b)
  Ending AUV.................................  (a)       14.36       15.36        12.33       10.238
                                               (b)
  Ending Number of AUs.......................  (a)      22,528     381,038      399,062      397,985
                                               (b)
-----------------------------------------------------------------------------------------------------

                                                FOR THE      FOR THE      FOR THE      FOR THE
                                                 FISCAL       FISCAL       FISCAL       FISCAL
                                               YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS          4/30/03      4/30/04      4/30/05      4/30/06
---------------------------------------------  -------------------------------------------------
---------------------------------------------  -------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
Equity Index
(Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................      7.965        6.794        8.190         8.555
                                                   7.203                                   7.831
  Ending AUV.................................      6.794        8.190        8.555         9.708
                                                                                           8.921
  Ending Number of AUs.......................  5,344,702    5,140,659    4,114,983     3,059,876
                                                                                               0
-----------------------------------------------------------------------------------------------------
Federated American Leaders
(Inception Date - (a) 3/19/99 (b) N/A)
  Beginning AUV..............................     15.940       13.207       16.286        17.263
                                                                                               0
  Ending AUV.................................     13.207       16.286       17.263        19.241
                                                                                               0
  Ending Number of AUs.......................    463,108      428,881      329,288       225,546
                                                                                               0
-----------------------------------------------------------------------------------------------------
Global Bond
(Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     15.801       16.849       16.975        17.683
                                                  10.763                                  12.171
  Ending AUV.................................     16.849       16.975       17.683        18.119
                                                                                          12.483
  Ending Number of AUs.......................    476,778      424,680      337,148       257,706
                                                                                              24
-----------------------------------------------------------------------------------------------------
Global Equities
  (Inception Date - (a) 3/19/99 (b) 12/11/00)
  Beginning AUV..............................     16.270       13.156       15.834        16.714
                                                   7.089        5.753        6.938         7.359
  Ending AUV.................................     13.156       15.834       16.714        22.433
                                                   5.753        6.938                      9.911
  Ending Number of AUs.......................    550,495      522,178      430,108       351,150
                                                     212          212                          0
-----------------------------------------------------------------------------------------------------
Growth & Income
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     25.714       22.086       26.313        26.725
                                                   7.431        6.407        7.659         7.809
  Ending AUV.................................     22.086       26.313       26.725        31.224
                                                   6.407        7.659        7.809         9.160
  Ending Number of AUs.......................  2,202,766    2,102,000    1,686,135     1,259,880
                                                     647          663          262           190
-----------------------------------------------------------------------------------------------------
High-Yield Bond
  (Inception Date - (a) 3/19/99 (b) 1/19/01)
  Beginning AUV..............................     12.745       13.073       15.445        17.310
                                                   9.049                                  12.453
  Ending AUV.................................     13.073       15.445       17.310        19.922
                                                                                          14.361
  Ending Number of AUs.......................    352,067      340,552      272,262       201,721
                                                                                              22
-----------------------------------------------------------------------------------------------------
International Diversified Equities
  (Inception Date - (a) 3/19/99 (b) 10/4/04)
  Beginning AUV..............................     10.238        7.134        9.425        10.452
                                                                            10.295        11.072
  Ending AUV.................................      7.134        9.425       10.452        13.929
                                                                            11.072        14.799
  Ending Number of AUs.......................    378,565      390,108      341,679       317,227
                                                                                44            44
-----------------------------------------------------------------------------------------------------

       AUV - Accumulation Unit Value
       AU - Accumulation Units
       (a) Reflects 1.25% Separate Account Charges
       (b) Reflects 0.85% Separate Account Charges

                                                                  FOR THE      FOR THE      FOR THE
                                                INCEPTION TO       FISCAL       FISCAL       FISCAL
                                                 FISCAL YEAR      YEAR END    YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS           END 4/30/99      4/30/00      4/30/01      4/30/02
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
International Growth & Income
  (Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       11.81       12.87        14.13       12.641
                                               (b)                                 9.09        8.725
  Ending AUV.................................  (a)       12.87       14.13        12.64       11.010
                                               (b)                                 8.73        7.631
  Ending Number of AUs.......................  (a)      14,725     555,461      591,348      600,190
                                               (b)                                  213          807
-----------------------------------------------------------------------------------------------------
Putnam Growth: Voyager
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       25.97       26.04        30.47       22.464
                                               (b)                                10.00        7.727
  Ending AUV.................................  (a)       26.04       30.47        22.46       17.538
                                               (b)                                 7.73        6.057
  Ending Number of AUs.......................  (a)     149,215   1,971,364    1,966,522    1,831,599
                                               (b)                                  371        1,209
-----------------------------------------------------------------------------------------------------
Real Estate
  (Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV..............................  (a)        9.06        9.98         9.30       10.856
                                               (b)                                10.00       11.068
  Ending AUV.................................  (a)        9.98        9.30        10.86       12.265
                                               (b)                                10.97       12.434
  Ending Number of AUs.......................  (a)       5,242     182,417      209,952      269,182
                                               (b)                                   17        1,034
-----------------------------------------------------------------------------------------------------
Small Company Value
  (Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV..............................  (a)       10.00       10.96        12.65       14.522
                                               (b)                                10.00       10.068
  Ending AUV.................................  (a)       10.96       12.65        14.52       16.627
                                               (b)                                10.07       11.574
  Ending Number of AUs.......................  (a)       4,634     260,742      332,571      458,007
                                               (b)                                  211        1,010
-----------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       17.30       17.48        19.40       16.396
                                               (b)                                 9.32        8.067
  Ending AUV.................................  (a)       17.48       19.40        16.40       14.298
                                               (b)                                 8.07        7.063
  Ending Number of AUs.......................  (a)     254,773   4,976,910    4,927,161    4,592,956
                                               (b)                                  399        2,546
-----------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................  (a)       14.44       14.98        14.69       13.699
                                               (b)                                10.00        9.595
  Ending AUV.................................  (a)       14.98       14.69        13.70       10.772
                                               (b)                                 9.60
  Ending Number of AUs.......................  (a)      16,154     457,503      447,434      421,262
                                               (b)                                  161
-----------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV..............................  (a)       13.99       14.77        15.85       14.743
                                               (b)
  Ending AUV.................................  (a)       14.77       15.85        14.74       14.685
                                               (b)
  Ending Number of AUs.......................  (a)       4,828     110,742      125,922      120,482
                                               (b)
-----------------------------------------------------------------------------------------------------

                                                FOR THE      FOR THE      FOR THE      FOR THE
                                                 FISCAL       FISCAL       FISCAL       FISCAL
                                               YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
      POLARIS PLUS VARIABLE PORTFOLIOS          4/30/03      4/30/04      4/30/05      4/30/06
---------------------------------------------  -------------------------------------------------
---------------------------------------------  -------------------------------------------------
SUNAMERICA SERIES TRUST - CLASS 1 SHARES
-----------------------------------------------------------------------------------------------------
International Growth & Income
  (Inception Date - (a) 3/24/99 (b) 10/24/00)
  Beginning AUV..............................     11.010        8.580       11.670        13.105
                                                   7.631        5.970        8.153         9.192
  Ending AUV.................................      8.580       11.670       13.105        17.683
                                                   5.970        8.153        9.192        12.453
  Ending Number of AUs.......................    576,640      583,393      551,102       501,721
                                                     668          750          750           722
-----------------------------------------------------------------------------------------------------
Putnam Growth: Voyager
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     17.538       14.568       16.767        16.392
                                                   6.057        5.051        5.835         5.728
  Ending AUV.................................     14.568       16.767       16.392        19.012
                                                   5.051        5.835        5.728         6.668
  Ending Number of AUs.......................  1,601,326    1,418,311    1,116,207       812,915
                                                     174          174          174           189
-----------------------------------------------------------------------------------------------------
Real Estate
  (Inception Date - (a) 3/31/99 (b) 10/24/00)
  Beginning AUV..............................     12.265       12.697       15.878        20.848
                                                  12.434       12.984       16.353        21.570
  Ending AUV.................................     12.697       15.878       20.848        26.911
                                                               16.353       21.570        27.913
  Ending Number of AUs.......................    322,682      341,188      319,242       265,567
                                                                    8            8            16
-----------------------------------------------------------------------------------------------------
Small Company Value
  (Inception Date - (a) 3/23/99 (b) 2/8/01)
  Beginning AUV..............................     16.627       13.176       17.750        20.462
                                                  11.574        9.207       12.453        14.413
  Ending AUV.................................     13.176       17.750       20.462        27.190
                                                   9.207       12.453       14.413        19.229
  Ending Number of AUs.......................    457,922      494,691      456,434       384,054
                                                     403          427          427           416
-----------------------------------------------------------------------------------------------------
SunAmerica Balanced
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     14.298       12.956       14.239        14.670
                                                   7.063        6.426        7.091         7.335
  Ending AUV.................................     12.956       14.239       14.670        15.657
                                                   6.426        7.091        7.335         7.860
  Ending Number of AUs.......................  4,022,365    3,723,491    2,949,416     2,192,601
                                                     837          837          630           630
-----------------------------------------------------------------------------------------------------
Telecom Utility
  (Inception Date - (a) 3/19/99 (b) 10/24/00)
  Beginning AUV..............................     10.772        8.861       10.157        11.746
                                                                6.353        7.375         8.589
  Ending AUV.................................      8.861       10.157       11.746        12.980
                                                                7.375        8.589         9.555
  Ending Number of AUs.......................    358,152      330,953      276,507       208,914
                                                                   15           59            20
-----------------------------------------------------------------------------------------------------
Worldwide High Income
  (Inception Date - (a) 3/31/99 (b) N/A)
  Beginning AUV..............................     14.685       15.732       17.303        18.735
                                                                                               0
  Ending AUV.................................     15.732       17.303       18.735        20.622
                                                                                               0
  Ending Number of AUs.......................    115,713      118,994       94,361        78,790
                                                                                               0
-----------------------------------------------------------------------------------------------------

       AUV - Accumulation Unit Value
       AU - Accumulation Units
       (a) Reflects 1.25% Separate Account Charges
       (b) Reflects 0.85% Separate Account Charges

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX B - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This table assumes a $100,000 initial investment in a Qualified Contract with no further premiums, no withdrawals, no step-ups, no premium taxes, current growth rates; and the election of optional Income Protector alternatives at Contract issue.

 -----------------------------------------------------------------------------------------------------------------
                               INCOME
 IF AT ISSUE                  PROTECTOR   ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
 YOU ARE                        LEVEL        1 - 6            7             10             15             20
 -----------------------------------------------------------------------------------------------------------------
 Male or Female                 Plus         5,500          6,379          8,275         10,931         10,931
 Age 45*                        Max          6,290          7,728         11,035         16,044         16,044
 -----------------------------------------------------------------------------------------------------------------
 Joint Spousal Owners           Plus         4,884          5,603          7,119          9,164          7,164
 Age 45                         Max          5,586          6,788          9,493         13,451         13,451
 -----------------------------------------------------------------------------------------------------------------

 * Life Annuity with 10 year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain

This table assumes a $100,000 initial investment in a Nonqualified Contract with no further premiums, no withdrawals, no step-ups, no premium taxes, current growth rates; and the election of optional Income Protector alternatives at Contract issue.

 -----------------------------------------------------------------------------------------------------------------
                               INCOME
 IF AT ISSUE                  PROTECTOR   ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARIES:
 YOU ARE                        LEVEL        1 - 6            7             10             15             20
 -----------------------------------------------------------------------------------------------------------------
 Male                           Plus         5,744          6,683          8,717         11,571         11,571
 Age 45*                        Max          6,569          8,096         11,624         16,982         16,982
 -----------------------------------------------------------------------------------------------------------------
 Female                         Plus         5,256          6,075          7,833         10,292         10,292
 Age 45*                        Max          6,011          7,360         10,446         15,106         15,106
 -----------------------------------------------------------------------------------------------------------------

 * Life Annuity with 10 year Period Certain

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
                                  AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 20 days.                                  Idaho
                                                                                                 North Dakota
                                                                                                 Utah
--------------------------------------------------------------------------------------------------------------------
 Free Look                         Free Look period is 30 days.                                  Alaska
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you cancel your contract during the Free Look period, we   Minnesota
                                   return the greater of (1) your Purchase Payments; or (2) the value of your contract.
--------------------------------------------------------------------------------------------------------------------
 Free Look                         For Non-Qualified contracts, if you cancel your contract      Colorado
                                   during the Free Look period, we return Purchase Payment(s).   Delaware
                                                                                                 Georgia
                                                                                                 Hawaii
                                                                                                 Idaho
                                                                                                 Iowa
                                                                                                 Kentucky
                                                                                                 Louisiana
                                                                                                 Massachusetts
                                                                                                 Michigan
                                                                                                 Missouri
                                                                                                 Nebraska
                                                                                                 Nevada
                                                                                                 New Hampshire
                                                                                                 North Carolina
                                                                                                 Ohio
                                                                                                 Oklahoma
                                                                                                 Rhode Island
                                                                                                 South Carolina
                                                                                                 Utah
                                                                                                 Washington
                                                                                                 West Virginia
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Plus Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                               GROUP & INDIVIDUAL

                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                         VARIABLE ANNUITY ACCOUNT SEVEN




                         Polaris Plus Variable Annuity




This Statement of Additional Information is not a prospectus; it should be read with the prospectus dated January 2, 2007 relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299

                                JANUARY 2, 2007

                                TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Separate Account...........................................     3

General Account............................................     3

Support Agreement Between the Company and AIG..............     4

Performance Data ..........................................     4

Annuity Income Payments....................................     7

Annuity Unit Values........................................     7

Taxes......................................................    10

Distribution of Contracts..................................    14

Financial Statements.......................................    14

                                SEPARATE ACCOUNT


        Variable Annuity Account Seven (the "Separate Account") was originally established by AIG SunAmerica Life Assurance Company (the "Company") on August 28, 1998, pursuant to the provisions of Arizona law, as a segregated asset account of the Company. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

        The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

        The Separate Account is divided into Portfolios, with the assets of each Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

        The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

        Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).



                                 GENERAL ACCOUNT


        The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. We may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed investment options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

        The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                  SUPPORT AGREEMENT BETWEEN THE COMPANY AND AIG

        The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG on behalf of the Company.


                                PERFORMANCE DATA


PERFORMANCE INFORMATION

        From time to time the Separate Account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

        In addition, the Separate Account may advertise "total return" data for the Variable Portfolio (including the Cash Management Account) from the inception of the Separate Account. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

        For periods starting prior to the date the subaccounts were first offered to the public, the total return data for the Portfolios of the Separate Account will be derived from the performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the Separate Account Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust Portfolio. Thus, such performance figures should not be construed to be actual historic performance of the relevant Separate Account Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for Separate Accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

        Performance data for the various Portfolios are computed in the manner described below.


CASH MANAGEMENT PORTFOLIO


        Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

               Base Period Return = (EV-SV)/(SV)

        where:

              SV = value of one Accumulation Unit at the start of a 7 day period

              EV = value of one Accumulation Unit at the end of the 7 day period


        The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

        The current yield is then obtained by annualizing the Base Period
Return:

               Current Yield = (Base Period Return) x (365/7)

        The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                          365/7
               Effective Yield = [(Base Period Return + 1)      - 1]

        The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

        Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER PORTFOLIOS

        The Portfolios of the Separate Account other than the Cash Management Portfolio also compute their performance data as "total return."


Total return for a Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return
(T) is computed so that it satisfies the formula:

               P(1+T)n = ERV

where:         P = a hypothetical initial payment of $1,000
               T = average annual total return
               n = number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

        These rates of return do not reflect election of any optional features. The rates of return would be lower if the optional features were included in the calculations. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY PAYMENTS

        The initial annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable annuity payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the income option selected.

        The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

        For fixed income payments, the amount of the second and each subsequent monthly annuity income payment is the same as that determined above for the first monthly payment.

        For variable annuity income payments, the amount of the second and each subsequent monthly annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each annuity income payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR PROGRAM

     If contract holders elect to begin income payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial income payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the income option selected.

     The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.


                               ANNUITY UNIT VALUES

        The value of an Annuity Unit is determined independently for each Portfolio.

        The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Portfolio exceed 3.5%, variable annuity income payments derived from allocations to that Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity income payments to increase (or not to decrease).

        The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity income payment will vary accordingly.

        For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

        The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

        The NIF for any Portfolio for a certain month is determined by dividing
(a) by (b) where:

        (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

        (b) is the Accumulation Unit value of the Portfolio determined as of the end of the preceding month.

        The NIF for a Portfolio for a given month is a measure of the net investment performance of the Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than
1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Portfolio invests; it is also reduced by Separate Account asset charges.

        ILLUSTRATIVE EXAMPLE

        Assume that one share of a given Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                      NIF = ($11.46/$11.44)

                          = 1.00174825

        The change in Annuity Unit value for a Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the annuity income payment tables are based. For example, if the net investment rate for a Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                         (1/12)
               1/[(1.035)      ] = 0.99713732

        In the example given above, if the Annuity Unit value for the Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

               $10.103523 x 1.00174825 x 0.99713732 = $10.092213

VARIABLE ANNUITY INCOME PAYMENTS

        ILLUSTRATIVE EXAMPLE

        Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second annuity income payment date is $13.327695.

        P's first variable annuity income payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable annuity income payment is determined by multiplying the factor of 4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

             First Payment = 4.92 x ($116,412.31/$1,000) = $572.75

        The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

             Annuity Units = $572.75/$13.256932 = 43.203812

        P's second variable annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

             Second Payment = 43.203812 x $13.327695 = $575.81

        The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

        Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Portfolio on the Annuity Date and thus reflects the investment performance of the Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Portfolio). The net investment performance of the Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity payments.



                                      TAXES

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For non-qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.***

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified Contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including the Owner's attainment of age 59 1/2 and at least five years in a Roth account under the plan or IRA, will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified Contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

-     after attainment of age 59 1/2;

-     when paid to your beneficiary after you die;

-     after you become disabled (as defined in the IRC);

- as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

- payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

-     dividends paid with respect to stock of a corporation described in IRC
      Section 404(k);

- for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

- payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs)

- for payment of health insurance if you are unemployed and meet certain requirements

-     distributions from IRAs for higher education expenses

-     distributions from IRAs for first home purchases

- amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply.








The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct "trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

Under IRC section 72(e)(4)(c), if you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration, you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2006 is $15,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,000 in 2006 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2005 may not exceed the lessor of $44,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2006 is the lessor of $4,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2006. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS

        The contracts are offered through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG Retirement Services, Inc. Contracts are offered on a continuous basis.



                              FINANCIAL STATEMENTS

        Consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, are incorporated by reference to Post-Effective Amendment No. 26 under the Securities Act of 1933 and Amendment No. 28 under the Investment Company Act of 1940, File Nos. 333-65965 and 811-09003, filed on
May 1, 2006, Accession No. 0000950129-06-004649.

        The financial statements of Variable Annuity Account Seven at April 30, 2006, and for each of the two years in the period ended April 30, 2006, are incorporated by reference to Post-Effective Amendment No. 27 under the Securities Act of 1933 and Amendment No. 29 under the Investment Company Act of 1940, File Nos. 333-65965 and 811-09003, filed on July 31, 2006, Accession No.
0000950148-06-000083.

        PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent registered public accounting firm for the Separate Account and the Company. The financial statements referred to above are incorporated by reference in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS




                                                                         Page
                                                                       Number(s)
                                                                      ----------

         Report of Independent Registered Public Accounting Firm          --

         Consolidated Balance Sheet -- December 31, 2005 and
         2004                                                           1 to 2

         Consolidated Statement of Income and Comprehensive
         Income -- Years Ended December 31, 2005, 2004 and 2003         3 to 4

         Consolidated Statement of Cash Flows -- Years Ended
         December 31, 2005, 2004 and 2003                               5 to 6

         Notes to Consolidated Financial Statements                     7 to 32

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:


In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company (the "Company"), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain nontraditional long-duration contracts in 2004.


PricewaterhouseCoopers LLP
Los Angeles, California
April 17, 2006

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                                  DECEMBER 31,

                                                                   2005            2004
                                                                -----------     -----------

                                                                       (in thousands)
ASSETS

Investments and cash:
 Cash and short-term investments                                $   190,066     $   201,117
 Bonds, notes and redeemable preferred stocks available for
   sale, at fair value (amortized cost:  December 31, 2005,
   $4,821,973; December 31, 2004, $4,987,728)                     4,870,876       5,139,477
 Mortgage loans                                                     490,876         624,179
 Policy loans                                                       170,353         185,958
 Mutual funds                                                        24,380           6,131
 Common stocks available for sale, at fair value (cost:
   December 31, 2005, $25,015; December 31, 2004, $25,015)           26,341          26,452
 Securities lending collateral, at cost (approximates fair
     value)                                                       1,278,694         883,792
 Other invested assets                                               65,310          58,880
                                                                -----------     -----------

 Total investments and cash                                       7,116,896       7,125,986

Variable annuity assets held in separate accounts                24,379,389      22,612,451
Accrued investment income                                            67,911          73,769
Deferred acquisition costs                                        1,378,018       1,349,089
Other deferred expenses                                             255,601         257,781
Income taxes currently receivable from Parent                         4,833           9,945
Goodwill                                                             14,038          14,038
Other assets                                                         56,327          52,956
                                                                -----------     -----------

TOTAL ASSETS                                                    $33,273,013     $31,496,015
                                                                ===========     ===========


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)
                                  DECEMBER 31,

                                                                   2005            2004
                                                                -----------     -----------

                                                                       (in thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:
  Reserves for fixed annuity and fixed accounts of variable
    annuity contracts                                           $ 3,548,441     $ 3,948,158
  Reserves for universal life insurance contracts                 1,472,956       1,535,905
  Reserves for guaranteed investment contracts                      117,556         215,331
  Reserves for guaranteed benefits                                   65,895          76,949
  Securities lending payable                                      1,278,694         883,792
  Due to affiliates                                                  11,914          21,655
  Payable to brokers                                                  2,273              --
  Other liabilities                                                 225,520         190,198
                                                                -----------     -----------

 Total reserves, payables and accrued liabilities                 6,723,249       6,871,988

Variable annuity liabilities related to separate accounts        24,379,389      22,612,451

Deferred income taxes                                               316,578         257,532
                                                                -----------     -----------

Total liabilities                                                31,419,216      29,741,971
                                                                -----------     -----------

Shareholder's equity:
  Common stock                                                        3,511           3,511
  Additional paid-in capital                                        761,259         758,346
  Retained earnings                                               1,074,953         919,612
  Accumulated other comprehensive income                             14,074          72,575
                                                                -----------     -----------

  Total shareholder's equity                                      1,853,797       1,754,044
                                                                -----------     -----------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                      $33,273,013     $31,496,015
                                                                ===========     ===========


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                        FOR THE YEARS ENDED DECEMBER 31,

                                                              2005            2004             2003
                                                           -----------     -----------      -----------

                                                                          (in thousands)
REVENUES

     Fee income:
         Variable annuity policy fees, net of
            reinsurance                                    $   429,037     $   374,367      $   285,927
         Asset management fees                                  82,128          84,343           62,095
         Universal life insurance policy fees, net of
            reinsurance                                         33,244          33,899           35,816
         Surrender charges                                      26,900          26,219           27,733
         Other fees                                             15,510          15,753           15,520
                                                           -----------     -----------      -----------
     Total fee income                                          586,819         534,581          427,091

     Investment income                                         344,691         362,607          397,616
     Net realized investment gains (losses)                      8,925         (22,820)         (25,047)
                                                           -----------     -----------      -----------

Total revenues                                                 940,435         874,368          799,660
                                                           -----------     -----------      -----------

BENEFITS AND EXPENSES
     Interest expense:
        Fixed annuity and fixed accounts of variable
         annuity contracts                                     124,575         140,889          153,636
        Universal life insurance contracts                      70,290          73,745           76,415
        Guaranteed investment contracts                          6,608           6,034            7,534
        Subordinated notes payable to affiliates                    --           2,081            2,628
                                                           -----------     -----------      -----------
     Total interest expense                                    201,473         222,749          240,213
     Amortization of bonus interest                             18,069          10,357           19,776
     Claims on universal life insurance contracts, net
       of reinsurance recoveries                                18,412          17,420           17,766
     Guaranteed benefits, net of
       reinsurance recoveries                                   24,967          58,756           63,268
     General and administrative expenses                       131,310         131,612          119,093
     Amortization of deferred acquisition costs and
       other deferred expenses                                 218,029         157,650          160,106
     Annual commissions                                         75,534          64,323           55,661
                                                           -----------     -----------      -----------

Total benefits and expenses                                    687,794         662,867          675,883
                                                           -----------     -----------      -----------

PRETAX INCOME BEFORE CUMULATIVE EFFECT OF
     ACCOUNTING CHANGE                                         252,641         211,501          123,777

Income tax expense                                              70,738           6,410           30,247
                                                           -----------     -----------      -----------

INCOME BEFORE CUMULATIVE EFFECT OF
     ACCOUNTING CHANGE                                         181,903         205,091           93,530

Cumulative effect of accounting change, net of tax                  --         (62,589)              --
                                                           -----------     -----------      -----------

NET INCOME                                                 $   181,903     $   142,502      $    93,530
                                                           -----------     -----------      -----------



          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,



                                                                                    2005           2004           2003
                                                                                  ---------      ---------      ---------

                                                                                               (in thousands)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:

Net unrealized gains (losses) on debt and equity securities available for sale identified in the current period, less related amortization of deferred
   acquisition costs and other deferred expenses                                  $ (77,495)     $ (20,487)     $  67,125

Less reclassification adjustment for net realized
   (gains) losses included in net income                                            (10,436)        19,263         19,194

Net unrealized gain (loss) on foreign currency                                       (2,071)         1,170             --

Income tax benefit (expense)                                                         31,502             19        (30,213)
                                                                                  ---------      ---------      ---------

OTHER COMPREHENSIVE INCOME (LOSS)                                                   (58,500)           (35)        56,106
                                                                                  ---------      ---------      ---------

COMPREHENSIVE INCOME                                                              $ 123,403      $ 142,467      $ 149,636
                                                                                  =========      =========      =========


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                            2005            2004              2003
                                                                       -----------      -----------      -----------

                                                                                           (in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                             $   181,903      $   142,502      $    93,530
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Cumulative effect of accounting change, net of tax                            --           62,589               --
  Interest credited to:
    Fixed annuity and fixed accounts of variable annuity contracts         124,575          140,889          153,636
    Universal life insurance contracts                                      70,290           73,745           76,415
    Guaranteed investment contracts                                          6,608            6,034            7,534
  Net realized investment (gains) losses                                    (8,925)          22,820           25,047
  Amortization of net premium/(accretion of net discount) on
   investments                                                              12,399             (705)          (6,519)
  Amortization of deferred acquisition costs and other expenses            236,098          168,007          179,882
  Acquisition costs deferred                                              (202,790)        (246,033)        (212,251)
  Other expenses deferred                                                  (22,619)         (46,799)         (53,427)
  Provision for deferred income taxes                                       90,547           49,337         (129,591)
  Change in:
    Accrued investment income                                                5,858              878              679
    Income taxes currently receivable from Parent                            5,112            5,510          148,898
    Other assets                                                            (4,842)           6,035          (10,631)
    Due from/to affiliates                                                  (9,741)           2,366          (36,841)
    Other liabilities                                                        2,292            7,132           10,697
  Other, net                                                               (13,556)         (12,836)           3,461
                                                                       -----------      -----------      -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES                                  473,209          381,471          250,519

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred stocks                          (2,368,070)      (1,232,311)      (2,078,310)
  Mortgage loans                                                          (112,327)         (31,502)         (44,247)
  Other investments, excluding short-term investments                      (48,499)         (33,235)         (20,266)
Sales of:
  Bonds, notes and redeemable preferred stocks                           1,674,197          651,301        1,190,299
  Other investments, excluding short-term investments                       56,295           22,283           12,835
Redemptions and maturities of:
  Bonds, notes and redeemable preferred stocks                             826,462          898,682          994,014
  Mortgage loans                                                           246,470          125,475           67,506
  Other investments, excluding short-term investments                       15,903           10,915           72,970
Change in securities lending collateral                                   (394,902)        (369,647)          71,615
                                                                       -----------      -----------      -----------

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES                    $  (104,471)     $    41,961      $   266,416


          See accompanying notes to consolidated financial statements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)
                        FOR THE YEARS ENDED DECEMBER 31,

                                                                        2005             2004             2003
                                                                     -----------      -----------      -----------

                                                                                    (in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity and fixed accounts of variable annuity contracts     $ 1,351,964      $ 1,360,319      $ 1,553,000
  Universal life insurance contracts                                      41,611           45,183           45,657
Net exchanges from the fixed accounts of variable annuity
  contracts                                                           (1,171,713)      (1,332,240)      (1,108,030)
Withdrawal payments on:
  Fixed annuity and fixed accounts of variable annuity contracts        (611,301)        (458,052)        (464,332)
  Universal life insurance contracts                                     (57,465)         (69,185)         (61,039)
  Guaranteed investment contracts                                       (104,411)          (8,614)        (148,719)
Claims and annuity payments, net of reinsurance, on:
  Fixed annuity and fixed accounts of variable annuity contracts         (99,903)        (108,691)        (109,412)
  Universal life insurance contracts                                     (98,473)        (105,489)        (111,380)
Net receipts from (repayments of) other short-term financings                 --          (41,060)          14,000
Net payment related to a modified coinsurance transaction                     --           (4,738)         (26,655)
Change in securities lending payable                                     394,902          369,647          (71,615)
Dividend paid to Parent                                                  (25,000)          (2,500)         (12,187)
                                                                     -----------      -----------      -----------

NET CASH USED IN FINANCING ACTIVITIES                                   (379,789)        (355,420)        (500,712)
                                                                     -----------      -----------      -----------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS               (11,051)          68,012           16,223

CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD                   201,117          133,105          116,882
                                                                     -----------      -----------      -----------

CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD                     $   190,066      $   201,117      $   133,105
                                                                     ===========      ===========      ===========

SUPPLEMENTAL CASH FLOW INFORMATION:

Interest paid on indebtedness                                        $        --      $     2,081      $     2,628
                                                                     ===========      ===========      ===========

Income taxes received from (paid to) Parent                          $    24,923      $   (47,749)     $    10,989
                                                                     ===========      ===========      ===========

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                           DECEMBER 31, 2005 AND 2004

1.       BASIS OF PRESENTATION

         AIG SunAmerica Life Assurance Company (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS") (formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuity contracts directed to the market for tax-deferred, long-term savings products.

         Effective January 1, 2004, the Parent contributed to the Company 100% of the outstanding capital stock of its consolidated subsidiary, AIG SunAmerica Asset Management Corp. ("SAAMCo") (formerly SunAmerica Asset Management Corp.) which in turn has two wholly owned subsidiaries: AIG SunAmerica Capital Services, Inc. ("SACS") (formerly SunAmerica Capital Services, Inc.) and AIG SunAmerica Fund Services, Inc. ("SFS") (formerly SunAmerica Fund Services, Inc.). Pursuant to this contribution, SAAMCo became a direct wholly owned subsidiary of the Company. Shareholder's equity at December 31, 2003 was restated to include $150,653,000, for SAAMCo. Similarly, the results of operations and cash flows for the year ended December 31, 2003 have been restated for the addition to pretax income of $16,345,000 to reflect the SAAMCo activity. Prior to this capital contribution to the Company, SAAMCo distributed certain investments with a tax effect of $49,100,000 which was indemnified by its then parent, SALIC. See Note 10 of the Notes to Consolidated Financial Statements.

         SAAMCo and its wholly owned distributor, SACS, and its wholly owned servicing administrator, SFS, represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, managing certain subaccounts offered within the Company's variable annuity products and providing professional management of individual, corporate and pension plan portfolios.

         The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

         Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 32.1% of deposits in the year ended December 31, 2005, 24.8% of deposits in the year ended December 31, 2004 and 14.6% of deposits in the year ended December 31, 2003. No other independent selling organization was responsible for 10% or more of deposits for any such period. One independent selling organization in the asset management operations represented 12.4% of deposits in the year ended December 31, 2005, 16.0% of deposits in the year ended December 31, 2004 and 10.8% of deposits in the

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


1.       BASIS OF PRESENTATION (Continued)

         year ended December 31, 2003. No other independent selling organization was responsible for 10% or more of deposits for any such period.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates. Certain prior period items have been reclassified to conform to the current period's presentation.

         INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

         Bonds, notes and redeemable preferred stocks available for sale and common stocks available for sale are carried at aggregate fair value and changes in unrealized gains or losses, net of deferred acquisition costs, other deferred expenses and income tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

         Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Mutual funds consist of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Real estate is carried at the lower of cost or net realizable value.

         Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The fair value of securities pledged under the securities lending agreement were $1,249,900,000 and $862,481,000 as of December 31, 2005 and 2004,
         respectively, and represents securities included in bonds, notes and redeemable preferred stocks available for sale caption in the consolidated balance sheet as of December 31, 2005 and 2004, respectively. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income. At December 31, 2005, approximately $136,179,000 of such collateral was invested in AIG affiliated entities.

         Other invested assets consist principally of investments in limited partnerships and derivative financial instruments purchased to partially offset the risk of Guaranteed Minimum Account Value ("GMAV") benefits and Guaranteed Minimum Withdrawal ("GMWB") benefits (see Note
         7). Limited partnerships are carried at cost. The derivative financial instruments are marked to market and changes in market value are recorded through net realized investment gains (losses) included in the consolidated statement of income and comprehensive income.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

         The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income. Impairment writedowns totaled $10,288,000, $21,050,000 and $54,092,000 in the years ending December 31, 2005, 2004 and 2003, respectively.

         DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and derivative financial instruments entered into to partially offset the risk of certain guarantees of annuity contract values. The Company is neither a dealer nor a trader in derivative financial instruments.

         The Company recognizes all derivatives in the consolidated balance sheet at fair value. Gains and losses in the fair value of derivatives are recognized in net realized investment gains (losses) in the consolidated statement of income and comprehensive income.

         The Company issues certain variable annuity products that offer an optional GMAV and GMWB living benefit. Under Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities"("FAS 133"), the GMAV and GMWB benefits are considered embedded derivatives that are bifurcated and marked to market and recorded in other liabilities in the consolidated balance sheet. Changes in the market value of the estimated GMAV and GMWB benefits are recorded in net realized investment gains (losses) in the consolidated statement of income and comprehensive income.

         DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized over the estimated lives of the annuity and universal life insurance contracts. Policy acquisition costs include commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business.

         DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying contracts. EGPs are computed based on assumptions related to the underlying contracts, including their anticipated duration, the growth rate of the separate account assets (with respect to variable options of the variable annuity contracts) or general account assets (with respect to fixed options of variable annuity contracts ("Fixed Options") and universal life insurance contracts) supporting the annuity obligations, costs of providing for contract guarantees and the level of expenses necessary to maintain the contracts. The Company adjusts amortization of DAC and other deferred expenses (a "DAC unlocking") when estimates of future gross profits to be realized from its annuity contracts are revised.

         The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity contracts is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology that allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

         As debt and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on debt and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity.

         The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to amortization expense on the consolidated statement of income and comprehensive income.

         OTHER DEFERRED EXPENSES: The annuity operations currently offers enhanced crediting rates or bonus payments to contract holders on certain of its products. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. The Company reviews the carrying value of other deferred expenses on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned, credited rates, persistency, withdrawal rates, rates of market return and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

         The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

         VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS:
         The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity policy fees in the consolidated statement of income and comprehensive income.

         GOODWILL: Goodwill amounted to $14,038,000 (net of accumulated amortization of $18,838,000) at December 31, 2005 and 2004. In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2005 and 2004, and has determined that no impairment provision is necessary.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         RESERVES FOR FIXED ANNUITY CONTRACTS, FIXED ACCOUNTS OF VARIABLE ANNUITY CONTRACTS, UNIVERSAL LIFE INSURANCE CONTRACTS AND GUARANTEED INVESTMENT CONTRACTS: Reserves for fixed annuity, Fixed Options, universal life insurance and guaranteed investment contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to contract holders' liabilities upon receipt.

         RESERVES FOR GUARANTEED BENEFITS: Reserves for guaranteed minimum death benefits ("GMDB"), earnings enhancement benefit ("EEB") and guaranteed minimum income benefits ("GMIB") are accounted for in accordance with Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). See Recently Issued Accounting Standards below.

         FEE INCOME: Fee income includes variable annuity policy fees, asset management fees, universal life insurance fees and surrender charges. Variable annuity policy fees are generally based on the market value of assets in the separate accounts supporting the variable annuity contracts. Asset management fees include investment advisory fees and 12b-1 distribution fees and are based on the market value of assets managed in mutual funds and certain variable annuity portfolios by SAAMCo. Universal life insurance policy fees consist of mortality charges, up-front fees earned on deposits received and administrative fees, net of reinsurance premiums. Surrender charges are assessed on withdrawals occurring during the surrender charge period. All fee income is recorded as income when earned.

         INCOME TAXES: Prior to the 2004, the Company was included in a consolidated federal income tax return with its Parent. Also, prior to 2004, SAAMCO, SFS and SACS were included in a separate consolidated federal income tax return with their parent, Saamsun Holdings Corporation. Beginning in 2004, all of these companies are included in the consolidated federal income tax return of their ultimate parent, AIG. Income taxes have been calculated as if each entity files a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

         RECENTLY ISSUED ACCOUNTING STANDARDS: In July 2003, the American Institute of Certified Public Accountants issued SOP 03-1. This statement was effective as of January 1, 2004, and requires the Company to recognize a liability for GMDB and certain living benefits related to its variable annuity contracts, account for enhanced crediting rates or bonus payments to contract holders and modifies certain disclosures and financial statement presentations for these products. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts and the capitalization and amortization of certain other expenses. The Company reported for the first quarter of 2004 a one-time cumulative accounting charge upon adoption of $62,589,000 ($96,291,000 pre-tax) to reflect the liability and the related impact of DAC and reinsurance as of January 1, 2004.

         At the March 2004 meeting, the Emerging Issue Task Force ("EITF") reached a consensus with respect to Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." On September 30, 2004, the FASB issued FASB staff pronouncement ("FSP") EITF No. 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairments and Its Application to Certain Investments" delaying the effective date of this guidance until the FASB has resolved certain implementation issues with respect to this guidance, but the disclosures remain effective. This FSP, retitled FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue No. 03-1 and codifies certain existing guidance

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         on impairment. Adoption of FSP FAS 115-1 is not expected to have a material effect on the Company's financial condition or results of operations.

         On June 1, 2005, the FASB issued Statement No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 replaces Accounting Principles Board ("APB") Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements based on the new accounting principle, unless its impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard is effective for accounting changes and correction of errors beginning January 1, 2006.

         On September 19, 2005, FASB issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company is currently assessing the effect of implementing this guidance.

         On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS 133 paragraph 9(a). The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

         On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

         On February 16, 2006, the FASB issued FAS No. 155, "Accounting for Certain Hybrid Financial Instruments" (FAS 155), and amendment of FAS 140 and FAS 133. FAS 155 permits the Company to elect to measure any hybrid financial instrument at fair value (with changes in fair value recognized in earnings) if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately under FAS 133. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis and is irrevocable. FAS 155 will be effective for all instruments acquired, issued, or subject to a remeasurement event occurring after the beginning of the Company's fiscal year that begins after September 15, 2006, with earlier adoption permitted as of the beginning of 2006, provided that financial statements for any interim period of that fiscal year have not been issued. The Company has decided to early adopt FAS 155 effective January 1, 2006, and is assessing the effect of this change in accounting.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.       INVESTMENTS

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:


                                                               Amortized      Estimated
                                                                 Cost        Fair Value
                                                               ----------    -----------

                                                                   (in thousands)

        AT DECEMBER 31, 2005:
        U.S. government securities                             $   32,340     $   33,337
        Mortgage-backed securities                              1,049,241      1,058,516
        Securities of public utilities                            275,482        277,763
        Corporate bonds and notes                               2,785,382      2,817,720
        Other debt securities                                     679,528        683,540
                                                               ----------     ----------

          Total                                                $4,821,973     $4,870,876
                                                               ==========     ==========



                                                               Amortized      Estimated
                                                                 Cost         Fair Value
                                                               ----------     ----------

                                                                   (in thousands)
        AT DECEMBER 31, 2004:
        U.S. government securities                             $   28,443     $   30,300
        Mortgage-backed securities                                926,274        956,567
        Securities of public utilities                            321,381        332,038
        Corporate bonds and notes                               2,797,943      2,902,829
        Other debt securities                                     913,687        917,743
                                                               ----------     ----------

          Total                                                $4,987,728     $5,139,477
                                                               ==========     ==========

         At December 31, 2005, bonds, notes and redeemable preferred stocks included $247,457,000 that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 10 industries with 20%, 18%, 15%, 12%, 11% and 10% concentrated in financial services, utilities, telecommunications, noncyclical consumer, transportation and cyclical consumer industries, respectively. No other industry concentration constituted more than 10% of these assets.

         At December 31, 2005, mortgage loans were collateralized by properties located in 27 states, with loans totaling approximately 25%, 11%, 11% and 11% of the aggregate carrying value of the portfolio secured by properties located in California, Massachusetts, Texas and Michigan, respectively. No more than 10% of the portfolio was secured by properties in any other single state.

         At December 31, 2005, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $21,191,000 of bonds.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.       INVESTMENTS (Continued)

         As a component of its asset and liability management strategy, the Company utilizes interest rate swap agreements to match assets more closely to liabilities. Interest rate swap agreements exchange interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) with a counterparty, based on an underlying principal balance (notional principal) to hedge against interest rate changes.

         The Company typically utilizes swap agreements to create a hedge that effectively converts floating-rate assets to fixed-rate instruments.

         At December 31, 2005, $9,685,000 of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

         The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2005, follow:

                                                    Amortized      Estimated
                                                       Cost        Fair Value
                                                    ----------     ----------

                                                        (in thousands)
         Due in one year or less                    $  302,155     $  308,318
         Due after one year through five years       1,752,254      1,762,652
         Due after five years through ten years      1,344,904      1,362,262
         Due after ten years                           373,419        379,128
         Mortgage-backed securities                  1,049,241      1,058,516
                                                    ----------     ----------

           Total                                    $4,821,973     $4,870,876
                                                    ==========     ==========

         Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

         Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                    Gross         Gross
                                                 Unrealized     Unrealized
                                                    Gains         Losses
                                                 ----------     ----------

                                                      (in thousands)
         AT DECEMBER 31, 2005:
         U.S. government securities               $     997     $      --
         Mortgage-backed securities                  15,534        (6,259)
         Securities of public utilities               4,449        (2,168)
         Corporate bonds and notes                   59,243       (26,905)
         Other debt securities                       12,697        (8,685)
                                                  ---------     ---------

           Total                                  $  92,920     $ (44,017)
                                                  =========     =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.       INVESTMENTS (Continued)

                                                   Gross          Gross
                                                 Unrealized     Unrealized
                                                   Gains          Losses
                                                 ----------     ----------

                                                     (in thousands)
         AT DECEMBER 31, 2004:
         U.S. government securities              $    1,857     $       --
         Mortgage-backed securities                  32,678         (2,385)
         Securities of public utilities              11,418           (761)
         Corporate bonds and notes                  118,069        (13,183)
         Other debt securities                       14,871        (10,815)
                                                 ----------     ----------

           Total                                 $  178,893     $  (27,144)
                                                 ==========     ==========

         Gross unrealized gains on equity securities aggregated $1,326,000 at December 31, 2005 and $1,437,000 at December 31, 2004. There were no unrealized losses on equity securities at December 31, 2005 and December 31, 2004.

         The following tables summarize the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2005 and 2004 (dollars in thousands).

                                   Less than 12 Months                   12 Months or More                      Total
                           ---------------------------------     --------------------------------   ------------------------------
                                        Unrealized                            Unrealized                        Unrealized
     December 31, 2005     Fair Value      Loss        Items     Fair Value      Loss       Items   Fair Value     Loss      Items
                           ---------------------------------     --------------------------------   ------------------------------
     Mortgage-backed
      securities           $  400,513   $   (4,275)       85     $   57,067   $   (1,984)      13   $  457,580  $   (6,259)     98
     Securities of
      public utilities         83,797       (1,538)       19         18,485         (630)       6      102,282      (2,168)     25
     Corporate bonds and
      notes                 1,156,959      (18,235)      189        233,052       (8,670)      49    1,390,011     (26,905)    238
     Other debt securities    181,348       (3,540)       31        124,346       (5,145)      23      305,694      (8,685)     54
                           ---------------------------------     --------------------------------   ------------------------------
     Total                 $1,822,617   $  (27,588)      324     $  432,950   $  (16,429)      91   $2,255,567  $  (44,017)    415
                           =================================     ================================   ==============================

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.       INVESTMENTS (Continued)

                                       Less than 12 Months             12 Months or More                   Total
                                 ------------------------------  -----------------------------  ------------------------------
                                             Unrealized                           Unrealized                     Unrealized
     December 31, 2004           Fair Value     Loss      Items  Fair Value     Loss     Items  Fair Value     Loss     Items
                                 ------------------------------  -----------------------------  ------------------------------
     Mortgage-backed securities  $  125,589  $   (1,282)     23  $   40,275  $   (1,103)     9  $  165,864  $   (2,385)    32
     Securities of public
      utilities                      46,249        (761)      9           0           0      0      46,249        (761)     9
     Corporate bonds and notes     487,923      (7,418)     86      87,194      (5,765)    15     575,117     (13,183)   101
     Other debt securities          207,378      (4,062)     36      79,782      (6,753)    12     287,160     (10,815)    48
                                 ------------------------------  -----------------------------  ------------------------------
     Total                       $  867,139  $  (13,523)    154  $  207,251  $  (13,621)    36  $1,074,390  $  (27,144)   190
                                 ==============================  =============================  ==============================

         Realized investment gains and losses include the following:

                                                         Years ended December 31,
                                                      ------------------------------
                                                        2005       2004       2003
                                                      --------   --------   --------

                                                              (in thousands)
         Bonds, notes and redeemable preferred stock  $(19,770)  $(20,613)  $(32,293)
         Common stock                                       51       (242)       444
         Other invested assets                          28,644     (1,965)     6,802
                                                      --------   --------   --------

         Net realized investment gains (losses)       $  8,925   $(22,820)  $(25,047)
                                                      ========   ========   ========


         Realized investment gains and losses on sales of bonds, notes and redeemable preferred stock and equity securities are as follows:

                                                            Years ended December 31,
                                                        ------------------------------
                                                          2005       2004       2003
                                                        --------   --------   --------

                                                                (in thousands)
         BONDS, NOTES AND REDEEMABLE
            PREFERRED STOCKS:
            Realized gains                              $ 11,526   $ 12,240   $ 30,896
            Realized losses                              (23,927)   (12,623)   (11,818)

         COMMON STOCKS:
            Realized gains                                    51          5        561
            Realized losses                                   --       (247)      (117)


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


3.       INVESTMENTS (Continued)

         The sources and related amounts of investment income are as follows:

                                                             Years ended December 31,
                                                       ---------------------------------
                                                          2005       2004         2003
                                                       ---------   ---------   ---------

                                                                (in thousands)
         Short-term investments                        $   7,740   $   2,483   $   1,363
         Bonds, notes and redeemable preferred stocks    264,284     293,258     321,493
         Mortgage loans                                   48,633      50,825      53,951
         Partnerships                                     10,393         417        (478)
         Policy loans                                     13,869      17,130      15,925
         Real estate                                        (189)       (202)       (331)
         Other invested assets                             1,969       1,162       8,001
         Less: investment expenses                        (2,008)     (2,466)     (2,308)
                                                       ---------   ---------   ---------

         Total investment income                       $ 344,691   $ 362,607   $ 397,616
                                                       =========   =========   =========

4.       FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

         The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

         The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

         CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

         BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

         MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

         POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

         MUTUAL FUNDS: Fair value is considered to be the market value of the underlying securities.

         COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

         SECURITIES LENDING COLLATERAL/PAYABLE: Carrying value is considered to be a reasonable estimate of fair value.

         OTHER INVESTED ASSETS: Other invested assets include derivative financial instruments and partnerships. The fair value of the derivative financial instruments is based principally on broker quotes. Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.


         RESERVES FOR FIXED ANNUITY AND FIXED ACCOUNTS OF VARIABLE ANNUITY
         CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

         RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

         The estimated fair values of the Company's financial instruments at December 31, 2005 and 2004 compared with their respective carrying values, are as follows:

                                                                           Carrying     Fair
                                                                             Value      Value
                                                                          ----------  ----------

                                                                              (in thousands)
         DECEMBER 31, 2005:

         ASSETS:
               Cash and short-term investments                            $  190,066  $  190,066
               Bonds, notes and redeemable preferred stocks                4,870,876   4,870,876
               Mortgage loans                                                490,876     508,485
               Policy loans                                                  170,353     170,353
               Mutual funds                                                   24,380      24,380
               Common stocks                                                  26,341      26,341
               Securities lending collateral                               1,278,694   1,278,694
               Other invested assets                                          65,310      65,310

         LIABILITIES:
               Reserves for fixed annuity and fixed accounts of variable
                   annuity contracts                                      $3,548,441  $3,477,797
               Reserves for guaranteed investment contracts                  117,556     117,646
               Securities lending payable                                  1,278,694   1,278,694

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.       FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                              Carrying         Fair
                                                                                Value          Value
                                                                            ------------    ------------

                                                                                  (in thousands)
         DECEMBER 31, 2004:
         ASSETS:
               Cash and short-term investments                              $    201,117    $    201,117
               Bonds, notes and redeemable preferred stocks                    5,139,477       5,139,477
               Mortgage loans                                                    624,179         657,828
               Policy loans                                                      185,958         185,958
               Mutual funds                                                        6,131           6,131
               Common stocks                                                      26,452          26,452
               Securities lending collateral                                     883,792         883,792
               Other invested assets                                              58,880          58,880

         LIABILITIES:
               Reserves for fixed annuity and fixed accounts of variable
                   annuity contracts                                        $  3,948,158    $  3,943,265
               Reserves for guaranteed investment contracts                      215,331         219,230
               Securities lending payable                                        883,792         883,792

5.       DEFERRED ACQUISITION COSTS

         The following table summarizes the activity in deferred acquisition costs:

                                                          Years Ended December 31,
                                                         ---------------------------
                                                            2005            2004
                                                         -----------     -----------

                                                               (in thousands)

         Balance at beginning of year                    $ 1,349,089     $ 1,268,621
         Acquisition costs deferred                          202,790         246,033
         Effect of net unrealized gains on securities         13,570             267
         Amortization charged to income                     (187,431)       (126,142)
         Cumulative effect of SOP 03-1                            --         (39,690)
                                                         -----------     -----------

         Balance at end of year                          $ 1,378,018     $ 1,349,089
                                                         ===========     ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


6.       OTHER DEFERRED EXPENSES

         The annuity operations defer enhanced crediting rates or bonus payments to contract holders on certain of its products ("Bonus Payments"). The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature. The following table summarizes the activity in these deferred expenses:

                                                            Bonus       Distribution
                                                          Payments          Costs           Total
                                                         -----------    ------------     -----------
                                                                       (in thousands)
         YEAR ENDED DECEMBER 31, 2005

         Balance at beginning of year                    $   182,103     $    75,678     $   257,781
         Expenses deferred                                    29,039          15,918          44,957
         Effect of net unrealized gains on securities          1,530              --           1,530
         Amortization charged in income                      (18,069)        (30,598)        (48,667)
                                                         -----------     -----------     -----------

         Balance at end of year                          $   194,603     $    60,998     $   255,601
                                                         ===========     ===========     ===========


         YEAR ENDED DECEMBER 31, 2004

         Balance at beginning of year                    $   155,695     $    81,011     $   236,707
         Expenses deferred                                    36,732          26,175          62,906
         Effect of net unrealized gains on securities             33              --              33
         Amortization charged in income                      (10,357)        (31,508)        (41,865)
                                                         -----------     -----------     -----------

         Balance at end of year                          $   182,103     $    75,678     $   257,781
                                                         ===========     ===========     ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


7.       GUARANTEED BENEFITS

         The Company issues variable annuity contracts for which the investment risk is generally borne by the contract holder, except with respect to amounts invested in the Fixed Options. For many of the Company's variable annuity contracts, the Company offers contractual guarantees in the event of death, at specified dates during the accumulation period, upon certain withdrawals or at annuitization. Such benefits are referred to as GMDB, GMAV, GMWB and guaranteed minimum income benefits ("GMIB"), respectively. The Company also issues certain variable annuity products that offer an optional earnings enhancement benefit ("EEB") feature that provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums.

         The assets supporting the variable portion of variable annuity contracts are carried at fair value and reported as summary total "variable annuity assets held in separate accounts" with an equivalent summary total reported for liabilities. Amounts assessed against the contract holders for mortality, administrative, other services and certain features are included in variable annuity policy fees, net of reinsurance, in the consolidated statement of income and comprehensive income. Changes in liabilities for minimum guarantees (GMDB, GMIB and EEB) are included in guaranteed benefits, net of reinsurance, in the consolidated statement of income and comprehensive income. Separate account net investment income, net investment gains and losses and the related liability charges are offset within the same line item in the consolidated statement of income and comprehensive income.

         The Company offers GMDB options that guarantee for virtually all contract holders, that upon death, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or
         (2) a guaranteed minimum death benefit that varies by product and election by policy owner. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

         EEB is a feature the Company offers on certain variable annuity products. For contract holders who elect the feature, the EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

         If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a seven, nine or ten-year waiting period. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to guaranteed benefits, net of reinsurance recoveries, if actual experience or other evidence suggests that earlier assumptions should be revised.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


7.       GUARANTEED BENEFITS (Continued)

         GMAV is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, GMAV guarantees that the account value under the contract will at least equal the amount of deposits invested during the first ninety days, adjusted for any subsequent withdrawals, at the end of a ten-year waiting period. The Company purchases put options and futures on the S&P 500 index to partially offset this risk. GMAVs are considered to be derivatives under FAS 133, and are recognized at fair value in the consolidated balance sheet and in net realized investment gains (losses) in the consolidated statement of income and comprehensive income.

         GMWB is a feature offered on certain variable annuity products. If available and elected by the contract holder at the time of contract issuance, this feature provides a guaranteed annual withdrawal stream at the end of a specified wait period, if any, regardless of market performance. The guaranteed withdrawal stream is based upon deposits invested during a specified period adjusted for subsequent withdrawals, and may include an increase in the benefit base. GMWBs are considered to be derivatives under FAS 133 and are recognized at fair value in the consolidated balance sheet and in net realized investment gains (losses) in the consolidated statement of income and comprehensive income.

         Details concerning the Company's guaranteed benefit exposures as are as follows:

                                                                                               Highest
                                                                                              Specified
                                                                                             Anniversary
                                                                                            Account Value
                                                                       Return of Net            Minus
                                                                      Deposits Plus a        Withdrawals
                                                                          Minimum               Post
                                                                          Return             Anniversary
                                                                      ---------------       -------------
         AT DECEMBER 31, 2005
                                                                            (dollars in millions)
         In the event of death (GMDB and EEB):
            Net account value                                             9,968                 9,166
            Net amount at risk (a)                                          782                   826
            Average attained age of contract holders                         67                    64
            Range of guaranteed minimum return rates                     0%-5.0%                    0%

         At annuitization (GMIB):
            Net account value                                             2,164
            Net amount at risk (b)                                            3
            Weighted average period remaining until earliest
              annuitization                                                 3.2
            Range of guaranteed minimum return rates                     0%-6.5%

         Accumulation at specified date (GMAV):
            Account value                                                 1,932
            Net amount at risk (c)                                           --
            Weighted average period remaining until guaranteed
              payment                                                       8.3

         Annual withdrawals at specified date (GMWB):
            Account value                                                 1,026
            Net amount at risk (d)                                           --
            Weighted average period remaining until expected payout        15.9

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.       GUARANTEED BENEFITS (Continued)

                                                                                                      Highest
                                                                                                     Specified
                                                                                                    Anniversary
                                                                                                   Account Value
                                                                             Return of Net             Minus
                                                                            Deposits Plus a         Withdrawals
                                                                                Minimum                Post
                                                                                Return              Anniversary
                                                                            ---------------        --------------
         AT DECEMBER 31, 2004
                                                                                    (dollars in millions)
         In the event of death (GMDB and EEB):
            Net account value                                                    9,912                  7,739
            Net amount at risk (a)                                                 933                  1,137
            Average attained age of contract holders                                67                     64
            Range of guaranteed minimum return rates                            0%-5.0%                     0%

         At annuitization (GMIB):
            Net account value                                                    1,293
            Net amount at risk (b)                                                   3
            Weighted average period remaining until earliest
             annuitization                                                         3.8
            Range of guaranteed minimum return rates                            0%-6.5%

         Accumulation at specified date (GMAV):
            Account value                                                        1,533
            Net amount at risk (c)                                                  --
            Weighted average period remaining until guaranteed
             payment                                                               9.0

         Annual withdrawals at specified date (GMWB):
            Account value                                                          294
            Net amount at risk (d)                                                  --
            Weighted average period remaining until expected payout               13.9

         (a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders died at the same balance sheet date. The net amount at risk does not take into account the effect of caps and deductibles from the various reinsurance treaties.

         (b) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, net of reinsurance, if all contract holders annuitized at the same balance sheet date.

         (c) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value, if all contract holders reached the specified date at the same balance sheet date.

         (d) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date. If no withdrawals have been made for those policies with a waiting period, the contract holder will realize an increase in the benefit base after all other amounts guaranteed under this benefit have been paid. This increase in the benefit base increases the net amount at risk by $91.5 and $26.3 million as of December 31, 2005 and 2004, respectively and is payable no sooner than 10 years from the end of the waiting period.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


7.       GUARANTEED BENEFITS (Continued)

         The following summarizes the reserve for guaranteed benefits, net of reinsurance, on variable contracts reflected in the general account:

                                                                             Years Ended December 31,
                                                                           ---------------------------
                                                                              2005            2004
                                                                           -----------     -----------

                                                                                 (in thousands)
           Balance at the beginning of the year, before reinsurance (e)    $    76,949     $    92,873
           Guaranteed benefits incurred                                         26,244          61,472
           Guaranteed benefits paid                                             (5,721)        (49,947)
                                                                           -----------     -----------

           Balance at the end of the year, before reinsurance                   97,472         104,398
           Less reinsurance                                                    (31,577)        (27,449)
                                                                           -----------     -----------

           Balance at the end of the year, net of reinsurance              $    65,895     $    76,949
                                                                           ===========     ===========

         (e) Includes amounts from the one-time cumulative accounting change resulting from the adoption of SOP 03-1.

         The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2005 and 2004:
            o Data used was 5,000 stochastically generated investment performance scenarios.
            o  Mean investment performance assumption was 10%.
            o  Volatility assumption was 16%.
            o  Mortality was assumed to be 64% of the 75-80 ALB table.
            o Lapse rates vary by contract type and duration and range from 0% to 40%.
            o  The discount rate was approximately 8%.

8.       REINSURANCE

         Reinsurance contracts do not relieve the Company from its obligations to contract holders. The Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal. The Company has no reinsurance recoverable or related concentration of credit risk greater than 10% of shareholder's equity.

         Variable policy fees are net of reinsurance premiums of $28,108,000, $28,604,000 and $30,795,000 in 2005, 2004 and 2003, respectively.
         Universal life insurance fees are net of reinsurance premiums of $33,408,000, $34,311,000 and $33,710,000 in 2005, 2004 and 2003,
         respectively.

         The Company has a reinsurance treaty that limits the Company's universal life risk on any one insured life to $100,000. Reinsurance recoveries recognized as a reduction of claims on universal life insurance contracts amounted to $32,422,000, $34,163,000 and $34,036,000 in 2005, 2004 and 2003, respectively. Guaranteed benefits paid were reduced by reinsurance recoveries of $1,277,000, $2,716,000 and $8,042,000 in 2005, 2004 and 2003, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


9.       COMMITMENTS AND CONTINGENT LIABILITIES

         The Company has four agreements outstanding in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. In addition, pursuant to these agreements the Company guarantees the payment of these securities upon redemption. The maximum liability under these guarantees at December 31, 2005 is $108,562,000. These commitments expire in 2006. Related to each of these agreements are participation agreements under which the Parent will share in $39,377,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements.

         A purported class action captioned Nitika Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, was filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The action has been transferred to and is currently pending in the United States District Court for the District of Maryland, Case No. 04-md-15863, as part of a Multi-District Litigation proceeding. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

         On February 9, 2006, AIG announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts, and its registered investment advisor subsidiary, SAAMCo, and its wholly owned distributor, SACS, obtained temporary permission from the SEC to continue to perform their respective investment advisory and distribution services. The Company expects permanent permission to be forthcoming, as the SEC has granted this type of relief to others in the past in similar circumstances. There is no assurance that permanent permission will be granted, however. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

         Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its subsidiaries in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

         Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and regulatory and other matters are not considered material in relation to the consolidated financial position, results of operations or cash flows of the Company.

         At December 31, 2005, SAAMCo has lease commitments, under joint and several obligations with affiliates, for long-term, non-cancelable, operating leases expiring on various dates through December 31, 2006 and thereafter as follows (in thousands):


                  2006                       $   4,535
                  2007                           3,079
                  2008                           2,833
                  2009                           2,959
                  2010                           2,959
                  Thereafter                    23,098
                                             ---------
                                             $  39,463
                                             =========

         Rent expense was $3,456,000, $3,358,000 and $3,905,000 for the years ended December 31, 2005, 2004 and 2003, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


10.      SHAREHOLDER'S EQUITY

         The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2005 and 2004, 3,511 shares were outstanding.

         Changes in shareholder's equity are as follows:

                                                                             Years ended December 31,
                                                                   -------------------------------------------
                                                                      2005            2004            2003
                                                                   -----------     -----------     -----------

                                                                                 (in thousands)
         ADDITIONAL PAID-IN CAPITAL:
           Beginning balances                                      $   758,346     $   709,246     $   709,246
           Capital contributions by Parent                               2,913          49,100              --
                                                                   -----------     -----------     -----------

           Ending balances                                         $   761,259     $   758,346     $   709,246
                                                                   ===========     ===========     ===========

         RETAINED EARNINGS:
           Beginning balances                                      $   919,612     $   828,423     $   730,321
           Net income                                                  181,903         142,502          93,530
           Dividends paid to Parent                                    (25,000)         (2,500)        (12,187)
           Adjustment for SICO compensation (See Note 12)               (1,562)             --              --
           Adjustment for tax benefit of distributed subsidiary             --             287          16,759
           Tax effect on a distribution of investment                       --         (49,100)             --
                                                                   -----------     -----------     -----------

           Ending balances                                         $ 1,074,953     $   919,612     $   828,423
                                                                   ===========     ===========     ===========

         ACCUMULATED OTHER COMPREHENSIVE
            INCOME:
            Beginning balances                                     $    72,575     $    72,610     $    16,504
            Change in net unrealized gains (losses) on
              debt securities available for sale                      (104,255)         (1,459)        118,725
            Change in net unrealized gains (losses) on
              equity securities available for sale                       1,224             (65)          1,594
            Change in net unrealized gain (loss)
              on foreign currency                                       (2,071)          1,170              --
            Change in adjustment to deferred acquisition costs
              and other deferred expenses                               15,100             300         (34,000)
            Tax effects of net changes                                  31,501              19         (30,213)
                                                                   -----------     -----------     -----------

            Ending balances                                        $    14,074     $    72,575     $    72,610
                                                                   ===========     ===========     ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


10.      SHAREHOLDER'S EQUITY (Continued)

         Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                          December 31,     December 31,
                                                              2005            2004
                                                          ------------     ------------

                                                                (in thousands)
         Gross unrealized gains                           $    94,246     $   180,329
         Gross unrealized losses                              (44,093)        (27,144)
         Unrealized gain (loss) on foreign currency              (901)          1,170
         Adjustment to DAC and other deferred expenses        (27,600)        (42,700)
         Deferred income taxes                                 (7,578)        (39,080)
                                                          -----------     -----------

         Accumulated other comprehensive income           $    14,074     $    72,575
                                                          ===========     ===========


         Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to stockholder in the year 2006 without obtaining prior approval is $94,712,000. Dividends of $25,000,000 and $2,500,000 were paid in
         2005 and 2004, respectively. Prior to the capital contribution of SAAMCo to the Company, SAAMCo paid dividends to its parent, SunAmerica Life Insurance Company, of $12,187,000 in 2003.

         Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $171,505,000, $99,288,000 and $89,071,000 for the years ended December
         31, 2005, 2004 and 2003, respectively. The Company's statutory capital and surplus totaled $950,636,000 at December 31, 2005 and $840,001,000 at December 31, 2004.

11.      INCOME TAXES

         The components of the provisions for income taxes on pretax income consist of the following:


                                                  Years ended December 31,
                                       -------------------------------------------
                                          2005            2004            2003
                                       -----------     -----------     -----------

                                                      (in thousands)

         Current expense (benefit)     $   (19,809)    $   (42,927)    $   127,655
         Deferred expense (benefit)         90,547          49,337         (97,408)
                                       -----------     -----------     -----------

         Total income tax expense      $    70,738     $     6,410     $    30,247
                                       ===========     ===========     ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.      INCOME TAXES (Continued)

         The U.S. Federal income tax rate is 35% for 2005, 2004 and 2003. Actual tax expense on income differs from the "expected" amount computed by applying the Federal income tax rate because of the following:

                                                                      Years ended December 31,
                                                              ----------------------------------------
                                                                2005           2004           2003
                                                              ----------     ----------     ----------

                                                                           (in thousands)
         Amount computed at statutory rate                    $   88,424     $   74,025     $   43,322
         Increases (decreases) resulting from:
            State income taxes, net of federal tax benefit         1,094          4,020          2,273
            Dividends received deduction                         (19,091)       (19,058)       (15,920)
            Tax credits                                           (1,233)        (4,000)            --
            Adjustment to prior year tax liability (a)                --        (39,730)            --
            Other, net                                             1,544         (8,847)           572
                                                              ----------     ----------     ----------

           Total income tax expense                           $   70,738     $    6,410     $   30,247
                                                              ==========     ==========     ==========

               (a) In 2004, the Company revised its estimate of tax contingency amount for prior year based on additional information that became available.

         Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus". At December 31, 2004, the Company had approximately $14,300,000 of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless this amount is distributed as a dividend or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. The Company eliminated its policyholders' surplus balance in January 2005.

         At December 31, 2005, the Company had net operating carryforwards and capital loss carryforwards for Federal income tax purposes of $15,500,000 and $47,900,000, respectively. Such carryforwards expire in 2023 and 2007, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

11.      INCOME TAXES (Continued)

         Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the liability for deferred income taxes are as follows:

                                                                                  December 31,     December 31,
                                                                                      2005             2004
                                                                                  ------------     ------------

                                                                                          (in thousands)

         DEFERRED TAX LIABILITIES:
         Deferred acquisition costs and other deferred expenses                   $   514,893     $   432,868
         State income taxes                                                             4,003          10,283
         Net unrealized gains on debt and equity securities available for sale          7,578          39,080
         Other liabilities                                                              7,796          15,629
                                                                                  -----------     -----------
            Total deferred tax liabilities                                            534,270         497,860
                                                                                  -----------     -----------

         DEFERRED TAX ASSETS:

         Investments                                                                  (16,802)        (28,915)
         Contract holder reserves                                                    (151,424)       (101,301)
         Guaranty fund assessments                                                     (3,313)         (3,402)
         Reserve for guaranteed benefits                                              (23,063)        (26,932)
         Net operating loss carryforward                                               (5,425)         (5,430)
         Capital loss carryforward                                                    (16,770)        (22,321)
         Low income housing credit carryforward                                            --         (44,604)
         Partnership income/loss                                                           --          (6,293)
         Other assets                                                                    (895)         (1,130)
                                                                                  -----------     -----------
            Total deferred tax assets                                                (217,692)       (240,328)
                                                                                  -----------     -----------

         Deferred income taxes                                                    $   316,578     $   257,532
                                                                                  ===========     ===========

         The Company has concluded that the deferred tax asset will be fully realized and no valuation allowance is necessary.

12.      RELATED PARTY TRANSACTION

         Starr International Company, Inc. ("SICO") has provided a series of two-year Deferred Compensation Profit Participation Plans ("SICO Plans") to certain employees of AIG, its subsidiaries and affiliates. The SICO Plans came into being in 1975 when the voting shareholders and Board of Directors of SICO, a private holding company whose principal asset is AIG common stock, decided that a portion of the capital value of SICO should be used to provide an incentive plan for the current and succeeding managements of all American International companies, including the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


12.      RELATED PARTY TRANSACTION (Continued)

         None of the costs of the various benefits provided under the SICO Plans has been paid by the Company, although the Company has recorded a charge to reported earnings for the deferred compensation amounts paid to employees of the Company or its subsidiaries and affiliates by SICO and allocated to the Company, with an offsetting entry to additional paid-in capital reflecting amounts deemed contributed by SICO. The SICO Plans provide that shares currently owned by SICO may be set aside by SICO for the benefit of the participant and distributed upon retirement. The SICO Board of Directors currently may permit an early payout under certain circumstances. Prior to payout, the participant is not entitled to vote, dispose of or receive dividends with respect to such shares, and shares are subject to forfeiture under certain conditions, including but not limited to the participant's voluntary termination of employment with AIG or its subsidiaries and affiliates prior to normal retirement age. Under the SICO Plans, SICO's Board of Directors may elect to pay a participant cash in lieu of shares of AIG common stock. Following notification from SICO to participants in the SICO Plans that it will settle specific future awards under the SICO Plans with shares rather than cash, the Company modified its accounting for the SICO Plans from variable to fixed measurement accounting. The Company gave effect to this change in settlement method beginning on December 9, 2005, the date of SICO's notice to the SICO Plans' participants.

         As total compensation expense related to the SICO Plans for each prior year would not have been material to any such prior year, in the first quarter of 2005 the Company has recorded the total amount of compensation expense related to the SICO Plans that would have been recorded in all prior periods through December 31, 2004, as a reduction of retained earnings on the consolidated balance sheet of $1,562,000, with a corresponding increase to additional paid-in capital, and with no effect on total shareholder's equity, results of operations or cash flows. Compensation expense with respect to the SICO Plans aggregated $1,351,000 for the year ended December 31, 2005, and is included in general and administrative expenses in the consolidated statement of income and comprehensive income.

         As of December 31, 2004, subordinated notes payable to affiliates were paid off except for accrued interest totaling $460,000 which is included in other liabilities on the consolidated balance sheet.

         On February 15, 2004, the Company entered into a short-term financing arrangement with the Parent whereby the Company has the right to borrow up to $500,000,000 from the Parent and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On February 15, 2004, the Company entered into a short-term financing arrangement with its affiliate, First SunAmerica Life Insurance Company ("FSA"), whereby the Company has the right to borrow up to $15,000,000 from FSA and vice versa. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS whereby AIGRS has the right to borrow up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On December 19, 2001, the Company entered into a short-term financing arrangement with SunAmerica Investments, Inc. ("SAII"), whereby SAII has the right to borrow up to $500,000,000 from the Company. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


12.      RELATED-PARTY MATTERS (Continued)

         On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS. Under the terms of this agreement, the Company has immediate access of up to $500,000,000. Any advances made under this arrangement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On September 26, 2001, the Company entered into a short-term financing arrangement with SAII, whereby the Company has the right to borrow up to $500,000,000. Any advances made under this agreement must be repaid within 30 days. There were no balances outstanding under this agreement at December 31, 2005 and 2004.

         On October 28, 2005, the Company amended an existing credit agreement under which the Company agreed to make loans to AIG in an aggregate amount of up to $150,000,000. This amended agreement expires on October 27, 2006. There were no balances outstanding under this agreement at December 31, 2005.

         In 2005 the Company paid commissions, including support fees to defray marketing and training costs, to ten affiliated companies: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Sentra Securities Corp.; Spelman & Co., Inc.; Advantage Capital Corporation; FSC Services Corporation; AIG Financial Advisors, Inc.; VALIC Financial Advisors; American General Equity Securities Corporation and American General Securities, Inc. Commissions paid to these broker-dealers totaled $49,162,000, $63,268,000 and $51,716,000 for the years ended
         December 31, 2005, 2004 and 2003, respectively. These affiliated broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 20%, 23% and 24% of deposits for the years ended December 31, 2005, 2004 and 2003, respectively. Of the Company's mutual fund sales, approximately 27%, 25% and 23% were distributed by these affiliated broker-dealers for the years ended December 31, 2005, 2004 and 2003, respectively.

         On February 1, 2004, SAAMCo entered into an administrative services agreement with FSA whereby SAAMCo will pay to FSA a fee based on a percentage of all assets invested through FSA's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for FSA's variable annuity products. Amounts incurred by the Company under this agreement totaled $1,790,000 and $1,537,000 in 2005 and 2004, respectively, and are included in the Company's consolidated statement of income and comprehensive income. A fee of $150,000 and $1,620,000 was paid under a different agreement in 2004 and 2003, respectively.

         On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, The Variable Annuity Life Insurance Company ("VALIC"), whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement totaled $9,973,000 $9,074,000 and $7,587,000 in 2005, 2004 and 2003,
         respectively, and are net of certain administrative costs incurred by VALIC of $2,849,000 $2,593,000 and $2,168,000, respectively. The net amounts earned by SAAMCo are included in other fees in the consolidated statement of income and comprehensive income.

         The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Contract holders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


12.      RELATED-PARTY MATTERS (Continued)

         claim or payment owed to such contract holder when due, have the right to enforce the Support Agreement directly against AIG.

         The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool. This guarantee is unconditional and irrevocable, and the Company's contract holders have the right to enforce the guarantee directly against American Home. American Home's statutory financial statements are contained in the Company's variable annuity registrations filed with the SEC. Additionally, American Home files statutory annual and quarterly reports with the New York State Insurance Department, through which such reports are available to the public. The Company expects that the American Home guarantee will be terminated within the next year. However, the insurance obligations on contracts issued prior to termination of the American Home guarantee would continue to be covered by the guarantee, including obligations arising from purchase payments received after termination, until satisfied in full.

         Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, legal, marketing and data processing services from its Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $153,180,000, $148,554,000 and $126,531,000 for the years ended
         December 31, 2005, 2004 and 2003, respectively. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $71,533,000, $60,183,000 and $48,733,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

         The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $3,326,000, $3,712,000 and $3,838,000 for the years ended December 31,
         2005, 2004 and 2003, respectively.

         The Company incurred $1,429,000, $1,113,000 and $500,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2005, 2004 and 2003, respectively (see Note 2).

         Included in the bonds, notes and redeemable preferred stock at December 31, 2005 is a bond carried at fair value of $25,809,000 that is issued by an affiliate.

                         VARIABLE ANNUITY ACCOUNT SEVEN

                                       OF

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS

                             APRIL 30, 2006 AND 2005

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                              FINANCIAL STATEMENTS
                             APRIL 30, 2006 AND 2005

                                    CONTENTS

Report of Independent Registered Public Accounting Firm.................    1
Statement of Assets and Liabilities, April 30, 2006.....................    2
Schedule of Portfolio Investments, April 30, 2006.......................    8
Statement of Operations, for the year ended April 30, 2006..............    9
Statement of Changes in Net Assets, for the year ended April 30, 2006...   15
Statement of Changes in Net Assets, for the year ended April 30, 2005...   21
Notes to Financial Statements...........................................   27

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Annuity Account Seven

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Annuity Account Seven, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") at April 30, 2006, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
July 13, 2006

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                                                                               Government
                                                                    Asset         Capital          and
                                                                 Allocation    Appreciation   Quality Bond      Growth
                                                                  Portfolio      Portfolio      Portfolio     Portfolio
                                                                  (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                                                 -----------   ------------   ------------   -----------
Assets:
   Investments in Anchor Series Trust, (class 1)
      at net asset value                                         $17,818,596   $122,002,595    $83,089,300   $79,074,823
   Investments in SunAmerica Series Trust, (class 1)
      at net asset value                                                   0              0              0             0
   Investments in Van Kampen Life Investment Trust, (class II)
      at net asset value                                                   0              0              0             0
   Investments in Lord Abbett Series Fund, Inc., (class VC)
      at net asset value                                                   0              0              0             0
   Investments in American Fund Insurance Series, (class 2)
      at net asset value                                                   0              0              0             0
                                                                 -----------   ------------    -----------   -----------
Total Assets:                                                    $17,818,596   $122,002,595    $83,089,300   $79,074,823
Liabilities:                                                               0              0              0             0
                                                                 -----------   ------------    -----------   -----------
                                                                 $17,818,596   $122,002,595    $83,089,300   $79,074,823
                                                                 ===========   ============    ===========   ===========
Net assets:
   Accumulation units                                            $17,815,243   $121,950,382    $82,945,843   $79,023,475
   Contracts in payout (annuitization) period                          3,353         52,213        143,457        51,348
                                                                 -----------   ------------    -----------   -----------
      Total net assets                                           $17,818,596   $122,002,595    $83,089,300   $79,074,823
                                                                 ===========   ============    ===========   ===========
Accumulation units outstanding                                       949,755      7,778,119      5,852,159     5,763,643
                                                                 ===========   ============    ===========   ===========
Contracts with total expenses of 0.85%(1):
   Net Assets                                                    $        99   $     10,161    $     1,670   $    12,815
   Accumulation units outstanding                                          7          1,009            132         1,256
   Unit value of accumulation units                              $     13.94   $      10.07    $     12.66   $     10.20
Contracts with total expenses of 0.85% (2):
   Net Assets                                                    $ 5,935,855   $ 91,131,525    $54,278,558   $59,162,824
   Accumulation units outstanding                                    456,585      6,697,364      4,110,902     4,943,646
   Unit value of accumulation units                              $     13.00   $      13.61    $     13.20   $     11.97
Contracts with total expenses of 1.10%:
   Net Assets                                                    $   167,231   $  7,068,890    $ 3,470,197   $ 4,054,520
   Accumulation units outstanding                                     13,025        526,791        266,251       343,259
   Unit value of accumulation units                              $     12.84   $      13.42    $     13.03   $     11.81
Contracts with total expenses of 1.25%:
   Net Assets                                                    $11,715,411   $ 23,792,019    $25,338,875   $15,844,664
   Accumulation units outstanding                                    480,138        552,955      1,474,874       475,482
   Unit value of accumulation units                              $     24.40   $      43.03    $     17.18   $     33.32


                                                                  Aggressive     Alliance     Blue Chip
                                                                    Growth        Growth       Growth
                                                                  Portfolio     Portfolio     Portfolio
                                                                  (Class 1)     (Class 1)     (Class 1)
                                                                 -----------   -----------   ----------
Assets:
   Investments in Anchor Series Trust, (class 1)
      at net asset value                                         $         0   $         0   $        0
   Investments in SunAmerica Series Trust, (class 1)
      at net asset value                                          11,882,825    59,181,349    1,696,323
   Investments in Van Kampen Life Investment Trust, (class II)
      at net asset value                                                   0             0            0
   Investments in Lord Abbett Series Fund, Inc., (class VC)
      at net asset value                                                   0             0            0
   Investments in American Fund Insurance Series, (class 2)
      at net asset value                                                   0             0            0
                                                                 -----------   -----------   ----------
Total Assets:                                                    $11,882,825   $59,181,349   $1,696,323
Liabilities:                                                               0             0            0
                                                                 -----------   -----------   ----------
                                                                 $11,882,825   $59,181,349   $1,696,323
                                                                 ===========   ===========   ==========
Net assets:
   Accumulation units                                            $11,882,825   $59,093,723   $1,693,369
   Contracts in payout (annuitization) period                              0        87,626        2,954
                                                                 -----------   -----------   ----------
      Total net assets                                           $11,882,825   $59,181,349   $1,696,323
                                                                 ===========   ===========   ==========
Accumulation units outstanding                                       779,379     2,713,134      288,625
                                                                 ===========   ===========   ==========
Contracts with total expenses of 0.85%(1):
   Net Assets                                                    $        79   $    13,259   $       --
   Accumulation units outstanding                                         12         1,916           --
   Unit value of accumulation units                              $      6.88   $      6.92   $       --
Contracts with total expenses of 0.85% (2):
   Net Assets                                                    $ 2,406,731   $10,013,689   $1,530,227
   Accumulation units outstanding                                    229,246     1,202,972      260,028
   Unit value of accumulation units                              $     10.50   $      8.32   $     5.88
Contracts with total expenses of 1.10%:
   Net Assets                                                    $   151,352   $   884,591   $  166,096
   Accumulation units outstanding                                     14,586       107,665       28,597
   Unit value of accumulation units                              $     10.38   $      8.22   $     5.81
Contracts with total expenses of 1.25%:
   Net Assets                                                    $ 9,324,663   $48,269,810   $       --
   Accumulation units outstanding                                    535,535     1,400,581           --
   Unit value of accumulation units                              $     17.41   $     34.46   $       --

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                                                     Cash       Corporate    Davis Venture    "Dogs" of
                                                                  Management       Bond          Value       Wall Street
                                                                  Portfolio     Portfolio      Portfolio      Portfolio
                                                                  (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                                                 -----------   -----------   -------------   -----------
Assets:
   Investments in Anchor Series Trust, (class 1)
      at net asset value                                         $         0   $         0    $          0    $        0
   Investments in SunAmerica Series Trust, (class 1)
      at net asset value                                          19,153,946    75,119,224     127,172,101     5,417,029
   Investments in Van Kampen Life Investment Trust, (class II)
      at net asset value                                                   0             0               0             0
   Investments in Lord Abbett Series Fund, Inc., (class VC)
      at net asset value                                                   0             0               0             0
   Investments in American Fund Insurance Series, (class 2)
      at net asset value                                                   0             0               0             0
                                                                 -----------   -----------    ------------    ----------
Total Assets:                                                    $19,153,946   $75,119,224    $127,172,101    $5,417,029
Liabilities:                                                               0             0               0             0
                                                                 -----------   -----------    ------------    ----------
                                                                 $19,153,946   $75,119,224    $127,172,101    $5,417,029
                                                                 ===========   ===========    ============    ==========
Net assets:
   Accumulation units                                            $19,149,783   $75,110,967    $127,109,590    $5,364,540
   Contracts in payout (annuitization) period                          4,163         8,257          62,511        52,489
                                                                 -----------   -----------    ------------    ----------
      Total net assets                                           $19,153,946   $75,119,224    $127,172,101    $5,417,029
                                                                 ===========   ===========    ============    ==========
Accumulation units outstanding                                     1,566,098     5,268,308       7,926,993       449,685
                                                                 ===========   ===========    ============    ==========
Contracts with total expenses of 0.85% (1):
   Net Assets                                                    $        --   $        --    $     15,271    $       54
   Accumulation units outstanding                                         --            --           1,168             4
   Unit value of accumulation units                              $        --   $        --    $      13.07    $    12.81
Contracts with total expenses of 0.85% (2):
   Net Assets                                                    $ 9,032,914   $64,007,513    $ 96,099,862    $  894,150
   Accumulation units outstanding                                    804,706     4,562,372       6,702,968        65,695
   Unit value of accumulation units                              $     11.23   $     14.03    $      14.34    $    13.61
Contracts with total expenses of 1.10%:
   Net Assets                                                    $   300,744   $ 4,668,853    $  8,648,733    $   88,927
   Accumulation units outstanding                                     27,078       337,270         611,298         6,606
   Unit value of accumulation units                              $     11.11   $     13.84    $      14.15    $    13.46
Contracts with total expenses of 1.25%:
   Net Assets                                                    $ 9,820,288   $ 6,442,858    $ 22,408,235    $4,433,898
   Accumulation units outstanding                                    734,314       368,666         611,559       377,380
   Unit value of accumulation units                              $     13.37   $     17.48    $      36.64    $    11.75

                                                                   Emerging      Equity        Equity
                                                                   Markets       Income        Index
                                                                  Portfolio     Portfolio    Portfolio
                                                                  (Class 1)     (Class 1)    (Class 1)
                                                                 -----------   ----------   -----------
Assets:
   Investments in Anchor Series Trust, (class 1)
      at net asset value                                         $         0   $        0   $         0
   Investments in SunAmerica Series Trust, (class 1)
      at net asset value                                          15,776,403    5,499,195    29,704,711
   Investments in Van Kampen Life Investment Trust, (class II)
      at net asset value                                                   0            0             0
   Investments in Lord Abbett Series Fund, Inc., (class VC)
      at net asset value                                                   0            0             0
   Investments in American Fund Insurance Series, (class 2)
      at net asset value                                                   0            0             0
                                                                 -----------   ----------   -----------
Total Assets:                                                    $15,776,403   $5,499,195   $29,704,711
Liabilities:                                                               0            0             0
                                                                 -----------   ----------   -----------
                                                                 $15,776,403   $5,499,195   $29,704,711
                                                                 ===========   ==========   ===========
Net assets:
   Accumulation units                                            $15,754,472   $5,447,673   $29,636,481
   Contracts in payout (annuitization) period                         21,931       51,522        68,230
                                                                 -----------   ----------   -----------
      Total net assets                                           $15,776,403   $5,499,195   $29,704,711
                                                                 ===========   ==========   ===========
Accumulation units outstanding                                       814,147      427,496     3,059,876
                                                                 ===========   ==========   ===========
Contracts with total expenses of 0.85% (1):
   Net Assets                                                    $        --   $      326   $        --
   Accumulation units outstanding                                         --           25            --
   Unit value of accumulation units                              $        --   $    12.94   $        --
Contracts with total expenses of 0.85% (2):
   Net Assets                                                    $ 4,381,947   $       --   $        --
   Accumulation units outstanding                                    196,270           --            --
   Unit value of accumulation units                              $     22.33   $       --   $        --
Contracts with total expenses of 1.10%:
   Net Assets                                                    $   503,761   $       --   $        --
   Accumulation units outstanding                                     22,819           --            --
   Unit value of accumulation units                              $     22.08   $       --   $        --
Contracts with total expenses of 1.25%:
   Net Assets                                                    $10,890,695   $5,498,869   $29,704,711
   Accumulation units outstanding                                    595,058      427,471     3,059,876
   Unit value of accumulation units                              $     18.30   $    12.86   $      9.71

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                           Federated                               Goldman
                                            American      Global       Global       Sachs      Growth-        Growth      High-Yield
                                            Leaders        Bond       Equities    Research      Income    Opportunities      Bond
                                           Portfolio    Portfolio    Portfolio    Portfolio   Portfolio     Portfolio     Portfolio
                                           (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)     (Class 1)     (Class 1)
                                          -----------  -----------  -----------  ----------  -----------  -------------  -----------
Assets:
   Investments in Anchor Series Trust,
      (class 1) at net asset value        $         0  $         0  $         0  $        0  $         0    $        0   $         0
   Investments in SunAmerica Series
      Trust, (class 1) at net asset
      value                                21,804,571   10,985,195   11,363,594   1,909,317   51,800,247     1,104,632    17,292,845
   Investments in Van Kampen Life
      Investment Trust, (class II) at
      net asset value                               0            0            0           0            0             0             0
   Investments in Lord Abbett Series
      Fund, Inc., (class VC) at net
      asset value                                   0            0            0           0            0             0             0
   Investments in American Fund
      Insurance Series, (class 2) at net
      asset value                                   0            0            0           0            0             0             0
                                          -----------  -----------  -----------  ----------  -----------    ----------   -----------
Total Assets:                             $21,804,571  $10,985,195  $11,363,594  $1,909,317  $51,800,247    $1,104,632   $17,292,845
Liabilities:                                        0            0            0           0            0             0             0
                                          -----------  -----------  -----------  ----------  -----------    ----------   -----------
                                          $21,804,571  $10,985,195  $11,363,594  $1,909,317  $51,800,247    $1,104,632   $17,292,845
                                          ===========  ===========  ===========  ==========  ===========    ==========   ===========
Net assets:
   Accumulation units                     $21,779,942  $10,958,889  $11,351,419  $1,909,317  $51,672,261    $1,104,632   $17,232,011
   Contracts in payout (annuitization)
      period                                   24,629       26,306       12,175           0      127,986             0        60,834
                                          -----------  -----------  -----------  ----------  -----------    ----------   -----------
      Total net assets                    $21,804,571  $10,985,195  $11,363,594  $1,909,317  $51,800,247    $1,104,632   $17,292,845
                                          ===========  ===========  ===========  ==========  ===========    ==========   ===========
Accumulation units outstanding              1,671,136      737,348      703,263     248,835    2,508,957       183,198     1,158,420
                                          ===========  ===========  ===========  ==========  ===========    ==========   ===========
Contracts with total expenses of
   0.85% (1):
   Net Assets                             $        --  $       304  $        --  $       --  $     1,741    $       --   $       316
   Accumulation units outstanding                  --           24           --          --          190            --            22
   Unit value of accumulation units       $        --  $     12.48  $        --  $       --  $      9.16    $       --   $     14.36

Contracts with total expenses of
   0.85% (2):
   Net Assets                             $16,419,258  $ 6,012,330  $ 3,357,106  $1,808,875  $11,608,558    $1,020,513   $12,092,023
   Accumulation units outstanding           1,357,985      456,308      338,904     235,585    1,162,523       169,812       870,580
   Unit value of accumulation units       $     12.09  $     13.18  $      9.91  $     7.68  $      9.99    $     6.01   $     13.89

Contracts with total expenses of 1.10%:
   Net Assets                             $ 1,045,682  $   303,199  $   129,179  $  100,442  $   851,269    $   84,119   $ 1,181,725
   Accumulation units outstanding              87,605       23,310       13,209      13,250       86,364        13,386        86,097
   Unit value of accumulation units       $     11.94  $     13.01  $      9.78  $     7.58  $      9.86    $     6.28   $     13.73

Contracts with total expenses of 1.25%:
   Net Assets                             $ 4,339,631  $ 4,669,362  $ 7,877,309  $       --  $39,338,679    $       --   $ 4,018,781
   Accumulation units outstanding             225,546      257,706      351,150          --    1,259,880            --       201,721
   Unit value of accumulation units       $     19.24  $     18.12  $     22.43  $       --  $     31.22    $       --   $     19.92

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                                                       MFS
                                    International  International  Massachusetts                              Putnam
                                     Diversified       Growth       Investors     MFS Mid-     MFS Total     Growth:        Real
                                       Equities      and Income       Trust      Cap Growth     Return       Voyager       Estate
                                      Portfolio      Portfolio      Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                      (Class 1)      (Class 1)      (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                    -------------  -------------  -------------  ----------  ------------  -----------  -----------
Assets:
   Investments in Anchor Series
      Trust, (class 1) at net
      asset value                    $         0    $         0     $        0   $        0  $          0  $         0  $         0
   Investments in SunAmerica
      Series Trust, (class 1) at
      net asset value                  8,378,646     24,427,654      6,711,198    4,286,330   150,133,917   28,011,037   16,598,621
   Investments in Van Kampen Life
      Investment Trust, (class II)
      at net asset value                       0              0              0            0             0            0            0
   Investments in Lord Abbett
      Series Fund, Inc., (class
      VC) at net asset value                   0              0              0            0             0            0            0
   Investments in American Fund
      Insurance Series, (class 2)
      at net asset value                       0              0              0            0             0            0            0
                                     -----------    -----------     ----------   ----------  ------------  -----------  -----------
Total Assets:                        $ 8,378,646    $24,427,654     $6,711,198   $4,286,330  $150,133,917  $28,011,037  $16,598,621
Liabilities:                                   0              0              0            0             0            0            0
                                     -----------    -----------     ----------   ----------  ------------  -----------  -----------
                                     $ 8,378,646    $24,427,654     $6,711,198   $4,286,330  $150,133,917  $28,011,037  $16,598,621
                                     ===========    ===========     ==========   ==========  ============  ===========  ===========
Net assets:
   Accumulation units                $ 8,355,201    $24,382,329     $6,711,198   $4,286,330  $150,100,622  $27,970,804  $16,594,355
   Contracts in payout
      (annuitization) period              23,445         45,325              0            0        33,295       40,233        4,266
                                     -----------    -----------     ----------   ----------  ------------  -----------  -----------
      Total net assets               $ 8,378,646    $24,427,654     $6,711,198   $4,286,330  $150,133,917  $28,011,037  $16,598,621
                                     ===========    ===========     ==========   ==========  ============  ===========  ===========
Accumulation units outstanding           749,276      1,624,150        651,510      462,785    10,086,264    2,549,419      561,998
                                     ===========    ===========     ==========   ==========  ============  ===========  ===========
Contracts with total expenses of
   0.85%(1):
   Net Assets                        $       651    $     8,989     $       --   $       --  $         --  $     1,260  $       461
   Accumulation units outstanding             44            722             --           --            --          189           16
   Unit value of accumulation
      units                          $     14.80    $     12.45     $       --   $       --  $         --  $      6.67  $     27.91

Contracts with total expenses of
   0.85% (2):
   Net Assets                        $ 3,738,172    $14,891,605     $6,161,415   $4,001,947  $139,491,136  $11,438,585  $ 8,689,382
   Accumulation units outstanding        407,610      1,073,873        597,515      431,707     9,362,480    1,580,172      272,232
   Unit value of accumulation
      units                          $      9.17    $     13.87     $    10.31   $     9.27  $      14.90  $      7.24  $     31.92

Contracts with total expenses of
   1.10% :
   Net Assets                        $   221,022    $   655,054     $  549,783   $  284,383  $ 10,642,781  $ 1,115,921  $   762,218
   Accumulation units outstanding         24,395         47,834         53,995       31,078       723,784      156,143       24,183
   Unit value of accumulation
      units                          $      9.06    $     13.69     $    10.18   $     9.15  $      14.70  $      7.15  $     31.52

Contracts with total expenses of
   1.25% :
   Net Assets                        $ 4,418,801    $ 8,872,006     $       --   $       --  $         --  $15,455,271  $ 7,146,560
   Accumulation units outstanding        317,227        501,721             --           --            --      812,915      265,567
   Unit value of accumulation
      units                          $     13.93    $     17.68     $       --   $       --  $         --  $     19.01  $     26.91

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                     Small Company    SunAmerica                  Telecom     Worldwide                    Emerging
                                         Value         Balanced    Technology     Utility    High Income     Comstock       Growth
                                       Portfolio       Portfolio    Portfolio    Portfolio    Portfolio      Portfolio     Portfolio
                                       (Class 1)       (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class II)    (Class II)
                                     -------------   -----------   ----------   ----------   -----------   ------------   ----------
Assets:
   Investments in Anchor Series
      Trust, (class 1) at net
      asset value                     $         0    $         0    $      0    $        0    $        0   $          0   $        0
   Investments in SunAmerica
      Series Trust,(class 1) at net
      asset value                      10,450,373     39,283,815     409,580     3,055,430     6,610,256              0            0
   Investments in Van Kampen Life
      Investment Trust, (class II)
      at net asset value                        0              0           0             0             0    206,564,506    9,304,238
   Investments in Lord Abbett
      Series Fund,Inc., (class VC)
      at net asset value                        0              0           0             0             0              0            0
   Investments in American Fund
      Insurance Series, (class 2)
      at net asset value                        0              0           0             0             0              0            0
                                      ------------   -----------   ----------   ----------   -----------   ------------   ----------
Total Assets:                         $10,450,373    $39,283,815    $409,580    $3,055,430    $6,610,256   $206,564,506   $9,304,238
Liabilities:                                    0              0           0             0             0              0            0
                                      ------------   -----------   ----------   ----------   -----------   ------------   ----------
                                      $10,450,373    $39,283,815    $409,580    $3,055,430    $6,610,256   $206,564,506   $9,304,238
                                      ============   ===========   ==========   ==========   ===========   ============   ==========
Net assets:
   Accumulation units                 $10,450,373    $39,121,874    $409,580    $3,043,011    $6,609,253   $206,548,178   $9,304,238
   Contracts in payout
      (annuitization) period                    0        161,941           0        12,419         1,003         16,328            0
                                      ------------   -----------   ----------   ----------   -----------   ------------   ----------
      Total net assets                $10,450,373    $39,283,815    $409,580    $3,055,430    $6,610,256   $206,564,506   $9,304,238
                                      ============   ===========   ==========   ==========   ===========   ============   ==========
Accumulation units outstanding            384,470      2,737,772     170,038       247,300       437,925     15,477,003      897,690
                                      ============   ===========   ==========   ==========   ===========   ============   ==========
Contracts with total expenses of
   0.85%(1):
   Net Assets                         $     8,001    $     4,953    $     --    $      190    $       --   $         --   $       --
   Accumulation units outstanding             416            630          --            20            --             --           --
   Unit value of accumulation
      units                           $     19.23    $      7.86    $     --    $     9.56    $       --   $         --   $       --
Contracts with total expenses of
   0.85% (2):
   Net Assets                         $        --    $ 4,690,686    $360,486    $  303,454    $4,707,374   $192,470,810   $8,448,884
   Accumulation units outstanding              --        515,685     149,420        33,835       338,864     14,410,178      814,588
   Unit value of accumulation
      units                           $        --    $      9.10    $   2.41    $     8.97    $    13.89   $      13.36   $    10.37
Contracts with total expenses of
   1.10% :
   Net Assets                         $        --    $   259,120    $ 49,094    $   40,146    $  278,117   $ 14,093,696   $  855,354
   Accumulation units outstanding              --         28,856      20,618         4,531        20,271      1,066,825       83,102
   Unit value of accumulation
      units                           $        --    $      8.98    $   2.38    $     8.86    $    13.72   $      13.21   $    10.29
Contracts with total expenses of
   1.25% :
   Net Assets                         $10,442,372    $34,329,056    $     --    $2,711,640    $1,624,765   $         --   $       --
   Accumulation units outstanding         384,054      2,192,601          --       208,914        78,790             --           --
   Unit value of accumulation
      units                           $     27.19    $     15.66    $     --    $    12.98    $    20.62   $         --   $       --

(1)  Offered in Polaris Plus product.
(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2006

                                 Growth         Growth         Mid-Cap         Asset         Global                        Growth-
                               and Income     and Income        Value       Allocation       Growth         Growth         Income
                                Portfolio      Portfolio      Portfolio        Fund           Fund           Fund           Fund
                               (Class II)     (Class VC)     (Class VC)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
Assets:
   Investments in Anchor
      Series Trust,
      (class 1) at net asset
      value                   $          0   $          0   $          0   $          0   $          0   $          0   $          0
   Investments in
      SunAmerica Series
      Trust,(class 1) at net
      asset value                        0              0              0              0              0              0              0
   Investments in Van
      Kampen Life
      Investment Trust,
      (class II) at net
      asset value              162,309,479              0              0              0              0              0              0
   Investments in Lord
      Abbett Series Fund,
      Inc., (class VC) at
      net asset value                    0    158,138,427    130,969,116              0              0              0              0
   Investments in American
      Fund Insurance
      Series,(class 2) at
      net asset value                    0              0              0    220,278,752    170,740,819    212,253,365    343,442,627
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
Total Assets:                 $162,309,479   $158,138,427   $130,969,116   $220,278,752   $170,740,819   $212,253,365   $343,442,627

Liabilities:                             0              0              0              0              0              0              0
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
Net assets:                   $162,309,479   $158,138,427   $130,969,116   $220,278,752   $170,740,819   $212,253,365   $343,442,627
                              ============   ============   ============   ============   ============   ============   ============
   Accumulation units         $162,307,091   $158,135,770   $130,967,074   $220,112,788   $170,738,718   $212,204,168   $343,332,568
   Contracts in payout
      (annuitization)
      period                         2,388          2,657          2,042        165,964          2,101         49,197        110,059
                              ------------   ------------   ------------   ------------   ------------   ------------   ------------
      Total net assets        $162,309,479   $158,138,427   $130,969,116   $220,278,752   $170,740,819   $212,253,365   $343,442,627
                              ============   ============   ============   ============   ============   ============   ============
Accumulation units
   outstanding                  11,082,648     12,021,179      9,053,782     14,036,387      8,283,239     10,582,406     19,874,104
                              ============   ============   ============   ============   ============   ============   ============
Contracts with total
   expenses of 0.85%(1):
   Net Assets                 $         --   $         --   $         --   $         --   $         --   $         --   $         --
   Accumulation units
      outstanding                       --             --             --             --             --             --             --
   Unit value of
      accumulation units      $         --   $         --   $         --   $         --   $         --   $         --   $         --
Contracts with total
   expenses of 0.85% (2):
   Net Assets                 $149,774,567   $146,800,541   $121,709,094   $205,754,028   $160,835,791   $196,441,853   $319,996,683
   Accumulation units
      outstanding               10,216,580     11,151,339      8,407,700     13,103,706      7,798,924      9,787,813     18,505,375
   Unit value of
      accumulation units      $      14.66   $      13.16   $      14.48   $      15.70   $      20.62   $      20.07   $      17.29
Contracts with total
   expenses of 1.10%:
   Net Assets                 $ 12,534,912   $ 11,337,886   $  9,260,022   $ 14,524,724   $  9,905,028   $ 15,811,512   $ 23,445,944
   Accumulation units
      outstanding                  866,068        869,840        646,082        932,681        484,315        794,593      1,368,729
   Unit value of
      accumulation units      $      14.47   $      13.03   $      14.33   $      15.57   $      20.45   $      19.90   $      17.13
Contracts with total
   expenses of 1.25%:
   Net Assets                 $         --   $         --   $         --   $         --   $         --   $         --   $         --
   Accumulation units
   outstanding                          --             --             --             --             --             --             --
   Unit value of
      accumulation units      $         --   $         --   $         --   $         --   $         --   $         --   $         --

(1)  Offered in Polaris Plus product.
(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                 APRIL 30, 2006

                                                                         Net Asset
                                                                           Value       Net Asset
Variable Accounts                                             Shares     Per Share       Value          Cost
-----------------                                           ----------   ---------   ------------   ------------
ANCHOR SERIES TRUST:
   Asset Allocation Portfolio (Class 1)                      1,140,574     $15.62    $ 17,818,596   $ 15,992,801
   Capital Appreciation Portfolio (Class 1)                  3,103,762      39.31     122,002,595    108,355,349
   Government and Quality Bond Portfolio (Class 1)           5,693,547      14.59      83,089,300     84,869,996
   Growth Portfolio (Class 1)                                2,625,243      30.12      79,074,823     72,632,016

SUNAMERICA SERIES TRUST:
   Aggressive Growth Portfolio (Class 1)                       985,331     $12.06    $ 11,882,825   $ 13,987,583
   Alliance Growth Portfolio (Class 1)                       2,654,125      22.30      59,181,349     80,171,728
   Blue Chip Growth Portfolio (Class 1)                        254,752       6.66       1,696,323      1,545,550
   Cash Management Portfolio (Class 1)                       1,737,268      11.03      19,153,946     18,856,998
   Corporate Bond Portfolio (Class 1)                        6,462,199      11.62      75,119,224     76,061,723
   Davis Venture Value Portfolio (Class 1)                   4,231,840      30.05     127,172,101    104,387,042
   "Dogs" of Wall Street Portfolio (Class 1)                   503,825      10.75       5,417,029      4,766,099
   Emerging Markets Portfolio (Class 1)                        827,910      19.06      15,776,403      9,853,550
   Equity Income Portfolio (Class 1)                           419,515      13.11       5,499,195      4,468,252
   Equity Index Portfolio (Class 1)                          2,661,011      11.16      29,704,711     29,504,130
   Federated American Leaders Portfolio (Class 1)            1,240,205      17.58      21,804,571     18,957,816
   Global Bond Portfolio (Class 1)                             926,635      11.85      10,985,195     10,547,119
   Global Equities Portfolio (Class 1)                         760,553      14.94      11,363,594     12,153,935
   Goldman Sachs Research Portfolio (Class 1)                  233,620       8.17       1,909,317      1,649,734
   Growth-Income Portfolio (Class 1)                         1,977,918      26.19      51,800,247     55,095,159
   Growth Opportunities Portfolio (Class 1)                    168,661       6.55       1,104,632        981,114
   High-Yield Bond Portfolio (Class 1)                       2,317,772       7.46      17,292,845     16,585,458
   International Diversified Equities Portfolio (Class 1)      832,328      10.07       8,378,646      6,580,786
   International Growth and Income Portfolio (Class 1)       1,562,933      15.63      24,427,654     17,692,466
   MFS Massachusetts Investors Trust Portfolio (Class 1)       514,188      13.05       6,711,198      6,073,178
   MFS Mid-Cap Growth Portfolio (Class 1)                      430,615       9.95       4,286,330      4,669,527
   MFS Total Return Portfolio (Class 1)                      8,524,167      17.61     150,133,917    140,063,540
   Putnam Growth: Voyager Portfolio (Class 1)                1,769,562      15.83      28,011,037     35,517,110
   Real Estate Portfolio (Class 1)                             738,395      22.48      16,598,621     11,801,688
   Small Company Value Portfolio (Class 1)                     575,185      18.17      10,450,373      6,767,932
   SunAmerica Balanced Portfolio (Class 1)                   2,750,840      14.28      39,283,815     45,995,018
   Technology Portfolio (Class 1)                              151,475       2.70         409,580        400,873
   Telecom Utility Portfolio (Class 1)                         326,606       9.36       3,055,430      3,773,035
   Worldwide High Income Portfolio (Class 1)                   851,001       7.77       6,610,256      6,610,585

VAN KAMPEN LIFE INVESTMENT TRUST:
   Comstock Portfolio (Class II)                            15,472,997     $13.35    $206,564,506   $191,391,529
   Emerging Growth Portfolio (Class II)                        317,010      29.35       9,304,238      7,615,753
   Growth and Income Portfolio (Class II)                    8,107,367      20.02     162,309,479    147,211,391

LORD ABBETT SERIES FUND, INC.:
   Growth and Income Portfolio (Class VC)                    5,587,930     $28.30    $158,138,427   $139,158,304
   Mid-Cap Value Portfolio (Class VC)                        5,980,325      21.90     130,969,116    115,277,413

AMERICAN FUND INSURANCE SERIES:
   Asset Allocation Fund (Class 2)                          12,368,262     $17.81    $220,278,752   $185,521,004
   Global Growth Fund (Class 2)                              7,919,333      21.56     170,740,819    134,020,007
   Growth Fund (Class 2)                                     3,398,229      62.46     212,253,365    166,083,462
   Growth-Income Fund (Class 2)                              8,541,224      40.21     343,442,627    294,626,596

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006

                                                                    Government
                                           Asset        Capital         and                    Aggressive    Alliance    Blue Chip
                                        Allocation   Appreciation  Quality Bond     Growth       Growth       Growth      Growth
                                         Portfolio     Portfolio     Portfolio     Portfolio    Portfolio    Portfolio   Portfolio
                                         (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)   (Class 1)
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------
Investment income:
   Dividends                            $   523,456  $    280,038  $  2,980,476  $    562,082           0  $    239,485  $   8,852
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------
      Total investment income               523,456       280,038     2,980,476       562,082           0       239,485      8,852
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Expenses:
   Mortality and expense risk charge       (170,677)     (826,202)     (677,055)     (543,793)   (127,244)     (648,006)   (11,233)
   Distribution expense charge              (26,154)     (152,871)     (117,644)     (100,693)    (18,518)      (94,055)    (2,325)
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------
      Total expenses                       (196,831)     (979,073)     (794,699)     (644,486)   (145,762)     (742,061)   (13,558)
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Net investment income (loss)                326,625      (699,035)    2,185,777       (82,404)   (145,762)     (502,576)    (4,706)
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Net realized gains (losses)
   from securities transactions:
   Proceeds from shares sold              3,538,306     8,296,038    10,548,322     5,522,096   3,663,842    18,023,273    242,538
   Cost of shares sold                   (3,311,098)   (9,141,512)  (10,243,324)   (6,117,416) (4,703,910)  (26,588,100)  (229,590)
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Net realized gains (losses)
   from securities transactions             227,208      (845,474)      304,998      (595,320) (1,040,068)   (8,564,827)    12,948
Realized gain distributions                       0             0             0     2,360,083           0             0          0
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Net realized gains (losses)                 227,208      (845,474)      304,998     1,764,763  (1,040,068)   (8,564,827)    12,948
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                      697,145   (11,113,983)    1,377,197    (2,879,917) (5,831,095)  (45,253,597)       870
   End of period                          1,825,795    13,647,246    (1,780,696)    6,442,807  (2,104,758)  (20,990,379)   150,773
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Change in net unrealized appreciation
   (depreciation) of investments          1,128,650    24,761,229    (3,157,893)    9,322,724   3,726,337    24,263,218    149,903
                                        -----------  ------------  ------------  ------------  ----------  ------------  ---------

Increase (decrease) in net assets from
   operations                           $ 1,682,483  $ 23,216,720  $   (667,118) $ 11,005,083   2,540,507  $ 15,195,815  $ 158,145
                                        ===========  ============  ============  ============  ==========  ============  =========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                    Cash       Corporate   Davis Venture   "Dogs" of     Emerging      Equity       Equity
                                 Management       Bond         Value      Wall Street    Markets       Income        Index
                                  Portfolio    Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio
                                  (Class 1)    (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)     (Class 1)
                                ------------  -----------  -------------  -----------  -----------  -----------  ------------
Investment income:
   Dividends                    $    167,045  $ 2,789,226   $ 1,079,912   $   146,150  $    31,689  $   103,475  $    520,703
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
      Total investment income        167,045    2,789,226     1,079,912       146,150       31,689      103,475       520,703
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Expenses:
   Mortality and expense risk
      charge                        (182,701)    (474,371)     (883,035)      (60,338)    (109,865)     (66,564)     (361,062)
   Distribution expense charge       (29,305)     (93,201)     (165,687)       (8,738)     (16,223)      (9,077)      (49,236)
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
      Total expenses                (212,006)    (567,572)   (1,048,722)      (69,076)    (126,088)     (75,641)     (410,298)
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Net investment income (loss)         (44,961)   2,221,654        31,190        77,074      (94,399)      27,834       110,405
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Net realized gains (losses)
   from securities
   transactions:
   Proceeds from shares sold      22,523,982    3,582,724     7,688,480     1,762,180    4,171,119    2,425,899    10,286,176
   Cost of shares sold           (22,411,354)  (3,488,559)   (6,776,577)   (1,629,254)  (2,873,735)  (2,102,343)  (10,788,799)
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Net realized gains (losses)
   from securities
   transactions                      112,628       94,165       911,903       132,926    1,297,384      323,556      (502,623)
Realized gain distributions                0            0             0        12,085            0       36,998             0
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Net realized gains (losses)          112,628       94,165       911,903       145,011    1,297,384      360,554      (502,623)
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period               (87,290)     495,832     7,081,383       574,056    1,677,622      651,664    (4,397,677)
   End of period                     296,948     (942,499)   22,785,059       650,930    5,922,853    1,030,943       200,581
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Change in net unrealized
   appreciation (depreciation)
   of investments                    384,238   (1,438,331)   15,703,676        76,874    4,245,231      379,279     4,598,258
                                ------------  -----------   -----------   -----------  -----------  -----------  ------------
Increase (decrease) in net
   assets from operations       $    451,905  $   877,488   $16,646,769   $   298,959  $ 5,448,216  $   767,667  $  4,206,040
                                ============  ===========   ===========   ===========  ===========  ===========  ============

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                    Federated                                 Goldman
                                     American       Global        Global        Sachs       Growth-         Growth       High-Yield
                                     Leaders         Bond        Equities     Research      Income      Opportunities       Bond
                                    Portfolio     Portfolio     Portfolio    Portfolio     Portfolio      Portfolio      Portfolio
                                    (Class 1)     (Class 1)     (Class 1)    (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                   -----------   -----------   -----------   ---------   ------------   -------------   -----------
Investment income:
   Dividends                       $   315,396   $   339,021   $    27,091   $   7,309   $    308,682     $       0     $ 1,568,422
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
      Total investment income          315,396       339,021        27,091       7,309        308,682             0       1,568,422
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Expenses:
   Mortality and expense risk
      charge                          (163,806)      (94,890)     (101,675)    (11,205)      (559,662)       (3,138)       (131,604)
   Distribution expense charge         (30,330)      (15,579)      (15,301)     (2,353)       (82,583)         (664)        (23,916)
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
      Total expenses                  (194,136)     (110,469)     (116,976)    (13,558)      (642,245)       (3,802)       (155,520)
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Net investment income (loss)           121,260       228,552       (89,885)     (6,249)      (333,563)       (3,802)      1,412,902
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Net realized gains (losses)
   from securities transactions:
   Proceeds from shares sold         2,864,259     2,689,064     2,423,996     165,717     15,303,753       113,894       3,398,918
   Cost of shares sold              (2,679,324)   (2,589,596)   (3,098,281)   (153,678)   (17,488,610)     (108,379)     (3,416,895)
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Net realized gains (losses) from
   securities transactions             184,935        99,468      (674,285)     12,039     (2,184,857)        5,515         (17,977)
Realized gain distributions                  0        57,536             0           0              0             0               0
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Net realized gains (losses)            184,935       157,004      (674,285)     12,039     (2,184,857)        5,515         (17,977)
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period                 905,911       546,185    (4,576,980)     25,593    (14,594,104)      (29,192)       (176,560)
   End of period                     2,846,755       438,076      (790,341)    259,583     (3,294,912)      123,518         707,387
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Change in net unrealized
   appreciation (depreciation)
   of investments                    1,940,844      (108,109)    3,786,639     233,990     11,299,192       152,710         883,947
                                   -----------   -----------   -----------   ---------   ------------     ---------     -----------
Increase (decrease) in net
   assets from operations          $ 2,247,039   $   277,447   $ 3,022,469   $ 239,780   $  8,780,772     $ 154,423     $ 2,278,872
                                   ===========   ===========   ===========   =========   ============     =========     ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                                                     MFS
                                  International  International  Massachusetts                                Putnam
                                   Diversified       Growth       Investors     MFS Mid-      MFS Total      Growth:        Real
                                     Equities      and Income       Trust      Cap Growth      Return        Voyager       Estate
                                    Portfolio      Portfolio      Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                    (Class 1)      (Class 1)      (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                  -------------  -------------  -------------  -----------  ------------  ------------  -----------
Investment income:
   Dividends                       $    94,531    $   154,592    $    50,369   $         0  $  2,587,470  $    179,905  $   254,895
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
      Total investment income           94,531        154,592         50,369             0     2,587,470       179,905      254,895
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Expenses:
   Mortality and expense risk
      charge                           (60,305)      (163,854)       (47,569)      (28,370)     (883,110)     (279,200)    (125,386)
   Distribution expense charge          (9,646)       (28,271)        (9,906)       (5,930)     (184,150)      (44,405)     (20,613)
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
      Total expenses                   (69,951)      (192,125)       (57,475)      (34,300)   (1,067,260)     (323,605)    (145,999)
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Net investment income (loss)            24,580        (37,533)        (7,106)      (34,300)    1,520,210      (143,700)     108,896
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold         1,536,417      4,017,078      1,269,888       658,206     1,661,721     7,117,669    2,546,200
   Cost of shares sold              (1,396,702)    (3,426,420)    (1,230,526)     (782,498)   (1,535,571)  (10,396,688)  (1,757,560)
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Net realized gains (losses) from
   securities transactions             139,715        590,658         39,362      (124,292)      126,150    (3,279,019)     788,640
Realized gain distributions                  0              0              0             0     5,620,898             0      950,193
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Net realized gains (losses)            139,715        590,658         39,362      (124,292)    5,747,048    (3,279,019)   1,738,833
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period                  30,285      1,374,207       (339,355)   (1,309,412)    8,421,252   (15,414,711)   3,178,207
   End of period                     1,797,860      6,735,188        638,020      (383,197)   10,070,377    (7,506,073)   4,796,933
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Change in net unrealized
   appreciation (depreciation)
   of investments                    1,767,575      5,360,981        977,375       926,215     1,649,125     7,908,638    1,618,726
                                   -----------    -----------    -----------   -----------  ------------  ------------  -----------
Increase (decrease) in net
   assets from operations          $ 1,931,870    $ 5,914,106    $ 1,009,631   $   767,623  $  8,916,383  $  4,485,919  $ 3,466,455
                                   ===========    ===========    ===========   ===========  ============  ============  ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                   Small Company    SunAmerica                    Telecom      Worldwide                   Emerging
                                       Value         Balanced      Technology     Utility     High Income    Comstock       Growth
                                     Portfolio      Portfolio      Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
                                     (Class 1)      (Class 1)      (Class 1)     (Class 1)     (Class 1)    (Class II)    (Class II)
                                  --------------  -------------  -------------  -----------  ------------  ------------  -----------
Investment income:
   Dividends                       $   542,281    $  1,100,704     $       0    $   146,086   $ 466,563    $ 2,504,354   $        0
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
      Total investment income          542,281       1,100,704             0        146,086     466,563      2,504,354            0
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Expenses:
   Mortality and expense risk
      charge                          (107,977)       (466,226)       (2,921)       (36,132)    (48,863)    (1,179,586)     (59,836)
   Distribution expense charge         (14,729)        (66,151)         (606)        (5,111)     (8,855)      (246,251)     (12,398)
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
      Total expenses                  (122,706)       (532,377)       (3,527)       (41,243)    (57,718)    (1,425,837)     (72,234)
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Net investment income (loss)           419,575         568,327        (3,527)       104,843     408,845      1,078,517      (72,234)
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold         2,725,761      13,169,235       220,997      1,326,839     941,917      1,618,173      992,665
   Cost of shares sold              (1,960,837)    (15,881,405)     (225,994)    (1,664,061)   (977,773)    (1,470,874)    (874,160)
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Net realized gains (losses) from
   securities transactions             764,924      (2,712,170)       (4,997)      (337,222)    (35,856)       147,299      118,505
Realized gain distributions             61,669               0             0              0           0     11,643,584            0
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Net realized gains (losses)            826,593      (2,712,170)       (4,997)      (337,222)    (35,856)    11,790,883      118,505
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Net unrealized appreciation
   (depreciation) of
   investments:
   Beginning of period               2,118,717     (11,807,325)      (52,096)    (1,295,183)   (184,400)     9,553,205      230,691
   End of period                     3,682,441      (6,711,203)        8,707       (717,605)       (329)    15,172,977    1,688,485
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Change in net unrealized
   appreciation (depreciation)
   of investments                    1,563,724       5,096,122        60,803        577,578     184,071      5,619,772    1,457,794
                                   -----------    ------------     ---------    -----------   ---------    -----------   ----------
Increase (decrease) in net
   assets from operations          $ 2,809,892    $  2,952,279     $  52,279    $   345,199   $ 557,060    $18,489,172   $1,504,065
                                   ===========    ============     =========    ===========   =========    ===========   ==========

                 See accompanying notes to financial statements

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                          Growth       Growth      Mid-Cap       Asset        Global                   Growth-
                                        and Income   and Income     Value      Allocation     Growth       Growth       Income
                                        Portfolio    Portfolio    Portfolio       Fund         Fund         Fund         Fund
                                        (Class II)   (Class VC)   (Class VC)   (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Investment income:
   Dividends                           $ 1,476,873  $ 1,304,316  $   476,455  $ 3,814,184  $   608,831  $ 1,074,793  $ 3,658,303
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Total investment income            1,476,873    1,304,316      476,455    3,814,184      608,831    1,074,793    3,658,303
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Expenses:
   Mortality and expense risk charge      (889,142)    (926,236)    (741,039)  (1,262,833)    (845,654)  (1,186,985)  (1,999,988)
   Distribution expense charge            (185,324)    (193,410)    (154,531)    (263,937)    (177,275)    (247,271)    (417,894)
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
      Total expenses                    (1,074,466)  (1,119,646)    (895,570)  (1,526,770)  (1,022,929)  (1,434,256)  (2,417,882)
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net investment income (loss)               402,407      184,670     (419,115)   2,287,414     (414,098)    (359,463)   1,240,421
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net realized gains (losses) from
   securities transactions:
   Proceeds from shares sold               852,636    2,023,337      705,393    2,186,643      933,163    1,859,775    1,565,227
   Cost of shares sold                    (754,411)  (1,848,352)    (619,036)  (1,988,701)    (795,379)  (1,538,095)  (1,402,168)
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net realized gains (losses) from
   securities transactions                  98,225      174,985       86,357      197,942      137,784      321,680      163,059
Realized gain distributions              9,809,788    7,969,150    6,510,234            0            0            0      970,172
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net realized gains (losses)              9,908,013    8,144,135    6,596,591      197,942      137,784      321,680    1,133,231
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Net unrealized appreciation
   (depreciation) of investments:
   Beginning of period                   7,320,536    7,830,637    7,079,872    6,275,018    4,963,041    9,198,396   11,341,371
   End of period                        15,098,088   18,980,123   15,691,703   34,757,748   36,720,812   46,169,903   48,816,031
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Change in net unrealized appreciation
   (depreciation) of investments         7,777,552   11,149,486    8,611,831   28,482,730   31,757,771   36,971,507   37,474,660
                                       -----------  -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
   from operations                     $18,087,972  $19,478,291  $14,789,307  $30,968,086  $31,481,457  $36,933,724  $39,848,312
                                       ===========  ===========  ===========  ===========  ===========  ===========  ===========

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006

                                                                   Government
                                           Asset       Capital         and                    Aggressive    Alliance     Blue Chip
                                        Allocation  Appreciation  Quality Bond     Growth       Growth       Growth       Growth
                                        Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                        (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)        $   326,625  $   (699,035) $  2,185,777  $   (82,404) $  (145,762) $   (502,576) $   (4,706)
   Net realized gains (losses) from
      securities transactions              227,208      (845,474)      304,998    1,764,763   (1,040,068)   (8,564,827)     12,948
   Change in net unrealized
      appreciation (depreciation) of
      investments                        1,128,650    24,761,229    (3,157,893)   9,322,724    3,726,337    24,263,218     149,903
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
   Increase (decrease) in net assets
      from operations                    1,682,483    23,216,720      (667,118)  11,005,083    2,540,507    15,195,815     158,145
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
From capital transactions:
      Net proceeds from units sold         675,412     8,197,149     3,592,198    4,153,904      587,040       668,035      49,010
      Cost of units redeemed            (3,445,221)  (11,563,557)  (12,225,254)  (7,720,062)  (2,646,194)  (14,405,165)    (90,168)
      Annuity benefit payments              (5,389)      (14,475)      (68,846)     (14,090)           0       (33,749)       (624)
      Net transfers                      1,574,904    18,678,848    17,875,009   15,171,490     (218,791)   (2,793,074)    161,378
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
   Increase (decrease) in net assets
      from capital transactions         (1,200,294)   15,297,965     9,173,107   11,591,242   (2,277,945)  (16,563,953)    119,596
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net assets          482,189    38,514,685     8,505,989   22,596,325      262,562    (1,368,138)    277,741
Net assets at beginning of period       17,336,407    83,487,910    74,583,311   56,478,498   11,620,263    60,549,487   1,418,582
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Net assets at end of period            $17,818,596  $122,002,595  $ 83,089,300  $79,074,823  $11,882,825  $ 59,181,349  $1,696,323
                                       ===========  ============  ============  ===========  ===========  ============  ==========
ANALYSIS OF INCREASE (DECREASE) IN
   UNITS OUTSTANDING:
Contracts with total expenses of
   0.85% (1):
   Units sold                                   30             0             0            0            0             0           0
   Units redeemed                                0             0             0          (61)         (10)          (91)          0
   Units transferred                           (23)            0             0            0            0             1           0
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                                   7             0             0          (61)         (10)          (90)          0
Beginning units                                  0         1,009           132        1,317           22         2,006           0
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Ending units                                     7         1,009           132        1,256           12         1,916           0
                                       ===========  ============  ============  ===========  ===========  ============  ==========
Contracts with total expenses of
   0.85% (2):
   Units sold                               28,319       589,236       244,599      327,726       38,199        17,153       7,030
   Units redeemed                          (39,507)     (355,792)     (246,725)    (261,755)     (20,163)     (166,568)     (9,794)
   Units transferred                        76,486     1,451,960     1,314,279    1,278,251       11,145      (131,160)     21,516
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                              65,298     1,685,404     1,312,153    1,344,222       29,181      (280,575)     18,752
Beginning units                            391,287     5,011,960     2,798,749    3,599,424      200,065     1,483,547     241,276
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Ending units                               456,585     6,697,364     4,110,902    4,943,646      229,246     1,202,972     260,028
                                       ===========  ============  ============  ===========  ===========  ============  ==========
Contracts with total expenses of
   1.10%:
   Units sold                                   64        22,449         6,355       14,104        3,450         1,907       1,340
   Units redeemed                              (34)      (42,713)      (13,085)     (28,072)      (1,388)       (2,742)     (6,201)
   Units transferred                          (290)       76,787        62,303       76,435        1,215        (9,167)      6,392
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                                (260)       56,523        55,573       62,467        3,277       (10,002)      1,531
Beginning units                             13,285       470,268       210,678      280,792       11,309       117,667      27,066
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Ending units                                13,025       526,791       266,251      343,259       14,586       107,665      28,597
                                       ===========  ============  ============  ===========  ===========  ============  ==========
Contracts with total expenses of
   1.25%:
   Units sold                               13,635        14,898        14,350       10,982       10,915        15,653           0
   Units redeemed                         (126,607)     (170,068)     (507,290)    (145,100)    (148,845)     (406,203)          0
   Units transferred                        26,650       (10,653)      (28,165)       3,100      (19,889)      (56,576)          0
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                             (86,322)     (165,823)     (521,105)    (131,018)    (157,819)     (447,126)          0
Beginning units                            566,460       718,778     1,995,979      606,500      693,354     1,847,707           0
                                       -----------  ------------  ------------  -----------  -----------  ------------  ----------
Ending units                               480,138       552,955     1,474,874      475,482      535,535     1,400,581           0
                                       ===========  ============  ============  ===========  ===========  ============  ==========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                                                     Davis
                                          Cash       Corporate      Venture     "Dogs" of     Emerging     Equity       Equity
                                       Management       Bond         Value     Wall Street    Markets      Income        Index
                                        Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                        (Class 1)    (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)       $    (44,961) $ 2,221,654  $     31,190  $    77,074  $   (94,399) $    27,834  $   110,405
   Net realized gains (losses) from
      securities transactions              112,628       94,165       911,903      145,011    1,297,384      360,554     (502,623)
   Change in net unrealized
      appreciation (depreciation)
      of investments                       384,238   (1,438,331)   15,703,676       76,874    4,245,231      379,279    4,598,258
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets
      from operations                      451,905      877,488    16,646,769      298,959    5,448,216      767,667    4,206,040
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
From capital transactions:
      Net proceeds from units sold       1,568,769    4,562,715     7,196,365       92,633      525,547      102,167      210,447
      Cost of units redeemed           (13,166,081)  (6,191,943)  (12,631,985)  (1,346,890)  (1,563,728)  (2,012,642)  (8,822,236)
      Annuity benefit payments             (31,108)      (3,933)      (14,485)     (13,622)      (2,948)      (9,775)     (42,654)
      Net transfers                      9,760,814   25,951,566    21,265,637     (118,940)   4,021,975     (189,629)  (1,051,572)
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets
      from capital transactions         (1,867,606)  24,318,405    15,815,532   (1,386,819)   2,980,846   (2,109,879)  (9,706,015)
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets       (1,415,701)  25,195,893    32,462,301   (1,087,860)   8,429,062   (1,342,212)  (5,499,975)
Net assets at beginning of period       20,569,647   49,923,331    94,709,800    6,504,889    7,347,341    6,841,407   35,204,686
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period           $ 19,153,946  $75,119,224  $127,172,101  $ 5,417,029  $15,776,403  $ 5,499,195  $29,704,711
                                      ============  ===========  ============  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of
   0.85% (1):
   Units sold                                    0            0             0            0            0            0            0
   Units redeemed                           (3,497)           0           (36)          (4)           0            0            0
   Units transferred                             0            0             0            0            0           25            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                              (3,497)           0           (36)          (4)           0           25            0
Beginning units                              3,497            0         1,204            8            0            0            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                                     0            0         1,168            4            0           25            0
                                      ============  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses of
   0.85% (2):
   Units sold                              122,291      304,843       457,147          946       23,377            0            0
   Units redeemed                         (498,350)    (246,223)     (476,215)      (3,177)      (8,190)           0            0
   Units transferred                       670,415    1,739,199     1,455,270       (3,536)      97,201            0            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                             294,356    1,797,819     1,436,202       (5,767)     112,388            0            0
Beginning units                            510,350    2,764,553     5,266,766       71,462       83,882            0            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                               804,706    4,562,372     6,702,968       65,695      196,270            0            0
                                      ============  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses
   of 1.10%:
   Units sold                                  911       14,793        32,964          497        1,411            0            0
   Units redeemed                          (21,932)     (22,500)      (41,221)           0         (147)           0            0
   Units transferred                        16,211      110,681        76,263          324       13,280            0            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                              (4,810)     102,974        68,006          821       14,544            0            0
Beginning units                             31,888      234,296       543,292        5,785        8,275            0            0
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                                27,078      337,270       611,298        6,606       22,819            0            0
                                      ============  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses
   of 1.25%:
   Units sold                               14,921        4,943        18,863        6,727        3,621        8,539       22,460
   Units redeemed                         (558,327)    (139,194)     (167,767)    (118,917)     (99,882)    (168,559)    (961,872)
   Units transferred                       162,485        2,020        23,728       (6,937)     147,306      (15,828)    (115,695)
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                            (380,921)    (132,231)     (125,176)    (119,127)      51,045     (175,848)  (1,055,107)
Beginning units                          1,115,235      500,897       736,735      496,507      544,013      603,319    4,114,983
                                      ------------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                               734,314      368,666       611,559      377,380      595,058      427,471    3,059,876
                                      ============  ===========  ============  ===========  ===========  ===========  ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                  Federated                                 Goldman
                                   American      Global        Global        Sachs        Growth-        Growth     High-Yield
                                    Leaders       Bond        Equities      Research      Income     Opportunities      Bond
                                  Portfolio     Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                   (Class 1)    (Class 1)     (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                 -----------  ------------  ------------  -----------  ------------  -------------  -----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)  $   121,260   $   228,552  $    (89,885) $   (6,249)  $   (333,563)  $   (3,802)   $ 1,412,902
   Net realized gains (losses)
      from securities
      transactions                   184,935       157,004      (674,285)     12,039     (2,184,857)       5,515        (17,977)
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                  1,940,844      (108,109)    3,786,639     233,990     11,299,192      152,710        883,947
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
   Increase (decrease) in net
      assets from operations       2,247,039       277,447     3,022,469     239,780      8,780,772      154,423      2,278,872
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
From capital transactions:
   Net proceeds from units sold      540,989       979,346       333,172     149,954        717,189      117,738        757,623
   Cost of units redeemed         (2,914,770)   (2,079,086)   (2,151,179)   (130,851)   (12,980,612)     (34,019)    (2,445,278)
   Annuity benefit payments           (4,050)      (11,692)       (2,266)          0        (70,322)           0        (29,715)
   Net transfers                   3,368,313     2,078,606       758,565     481,684     (1,138,547)     579,156      1,994,265
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
   Increase (decrease) in net
      assets from capital
      transactions                   990,482       967,174    (1,061,708)    500,787    (13,472,292)     662,875        276,895
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Increase (decrease) in net
   assets                          3,237,521     1,244,621     1,960,761     740,567     (4,691,520)     817,298      2,555,767
Net assets at beginning of
   period                         18,567,050     9,740,574     9,402,833   1,168,750     56,491,767      287,334     14,737,078
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Net assets at end of period      $21,804,571   $10,985,195  $ 11,363,594  $1,909,317   $ 51,800,247   $1,104,632    $17,292,845
                                 ===========   ===========  ============  ==========   ============   ==========    ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses
   of 0.85% (1):
   Units sold                              0             0             0           0              0            0              0
   Units redeemed                          0             0             0           0            (71)           0              0
   Units transferred                       0            24             0           0             (1)           0             22
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Increase (decrease) in units
   outstanding                             0            24             0           0            (72)           0             22
Beginning units                            0             0             0           0            262            0              0
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Ending units                               0            24             0           0            190            0             22
                                 ===========   ===========  ============  ==========   ============   ==========    ===========
Contracts with total expenses
   of 0.85% (2):
   Units sold                         39,116        68,576        26,172      19,761         24,062       21,813         52,603
   Units redeemed                    (88,015)      (44,960)      (23,645)    (17,207)      (103,275)      (6,103)       (83,812)
   Units transferred                 283,165       160,772        43,118      66,847         (9,807)      90,670        120,678
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Increase (decrease) in units
   outstanding                       234,266       184,388        45,645      69,401        (89,020)     106,380         89,469
Beginning units                    1,123,719       271,920       293,259     166,184      1,251,543       63,432        781,111
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Ending units                       1,357,985       456,308       338,904     235,585      1,162,523      169,812        870,580
                                 ===========   ===========  ============  ==========   ============   ==========    ===========
Contracts with total expenses
   of 1.10%:
   Units sold                          1,468         3,667           410         845          1,130            0          2,547
   Units redeemed                     (3,464)       (4,199)       (1,579)     (1,022)        (9,252)           0         (1,032)
   Units transferred                  20,342           468         6,408       1,334          2,597       11,360         31,261
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Increase (decrease) in units
   outstanding                        18,346           (64)        5,239       1,157         (5,525)      11,360         32,776
Beginning units                       69,259        23,374         7,970      12,093         91,889        2,026         53,321
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Ending units                          87,605        23,310        13,209      13,250         86,364       13,386         86,097
                                 ===========   ===========  ============  ==========   ============   ==========    ===========
Contracts with total expenses
   of 1.25%:
   Units sold                          4,008         2,564         5,295           0         16,104            0          2,587
   Units redeemed                   (101,588)      (81,665)      (99,055)          0       (404,513)           0        (73,270)
   Units transferred                  (6,162)         (341)       14,802           0        (37,846)           0            142
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Increase (decrease) in units
   outstanding                      (103,742)      (79,442)      (78,958)          0       (426,255)           0        (70,541)
Beginning units                      329,288       337,148       430,108           0      1,686,135            0        272,262
                                 -----------   -----------  ------------  ----------   ------------   ----------    -----------
Ending units                         225,546       257,706       351,150           0      1,259,880            0        201,721
                                 ===========   ===========  ============  ==========   ============   ==========    ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                                                                   MFS
                                              International   International   Massachusetts
                                               Diversified        Growth        Investors      MFS Mid-
                                                 Equities       and Income        Trust       Cap Growth
                                                Portfolio       Portfolio       Portfolio      Portfolio
                                                (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                              -------------   -------------   -------------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                $   24,580      $   (37,533)    $   (7,106)    $  (34,300)
   Net realized gains (losses) from
      securities transactions                     139,715          590,658         39,362       (124,292)
   Change in net unrealized appreciation
      (depreciation) of investments             1,767,575        5,360,981        977,375        926,215
                                               ----------      -----------     ----------     ----------
   Increase (decrease) in net assets from
      operations                                1,931,870        5,914,106      1,009,631        767,623
                                               ----------      -----------     ----------     ----------
From capital transactions:
      Net proceeds from units sold                239,021        1,176,462        181,961        253,615
      Cost of units redeemed                     (857,455)      (2,068,906)      (799,776)      (410,610)
      Annuity benefit payments                     (4,340)          (9,157)             0              0
      Net transfers                             1,388,501        2,883,831       (178,623)       148,221
                                               ----------      -----------     ----------     ----------
   Increase (decrease) in net assets from
      capital transactions                        765,727        1,982,230       (796,438)        (8,774)
                                               ----------      -----------     ----------     ----------
Increase (decrease) in net assets               2,697,597        7,896,336        213,193        758,849
Net assets at beginning of period               5,681,049       16,531,318      6,498,005      3,527,481
                                               ----------      -----------     ----------     ----------
Net assets at end of period                    $8,378,646      $24,427,654     $6,711,198     $4,286,330
                                               ==========      ===========     ==========     ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% (1):
   Units sold                                           0               40              0              0
   Units redeemed                                       0              (38)             0              0
   Units transferred                                    0              (30)             0              0
                                               ----------      -----------     ----------     ----------
Increase (decrease) in units outstanding                0              (28)             0              0
Beginning units                                        44              750              0              0
                                               ----------      -----------     ----------     ----------
Ending units                                           44              722              0              0
                                               ==========      ===========     ==========     ==========
Contracts with total expenses of 0.85% (2):
   Units sold                                      22,212           78,465         18,798         28,171
   Units redeemed                                 (20,605)         (56,149)       (67,884)       (43,026)
   Units transferred                              113,278          179,178        (25,158)        17,671
                                               ----------      -----------     ----------     ----------
Increase (decrease) in units outstanding          114,885          201,494        (74,244)         2,816
Beginning units                                   292,725          872,379        671,759        428,891
                                               ----------      -----------     ----------     ----------
Ending units                                      407,610        1,073,873        597,515        431,707
                                               ==========      ===========     ==========     ==========
Contracts with total expenses of 1.10%:
   Units sold                                         772            2,383            302          1,113
   Units redeemed                                    (572)          (1,879)       (15,209)        (3,648)
   Units transferred                                8,986           10,529          6,459         (1,730)
                                               ----------      -----------     ----------     ----------
Increase (decrease) in units outstanding            9,186           11,033         (8,448)        (4,265)
Beginning units                                    15,209           36,801         62,443         35,343
                                               ----------      -----------     ----------     ----------
Ending units                                       24,395           47,834         53,995         31,078
                                               ==========      ===========     ==========     ==========
Contracts with total expenses of 1.25%:
   Units sold                                       5,086           14,303              0              0
   Units redeemed                                 (59,018)         (94,212)             0              0
   Units transferred                               29,480           30,528              0              0
                                               ----------      -----------     ----------     ----------
Increase (decrease) in units outstanding          (24,452)         (49,381)             0              0
Beginning units                                   341,679          551,102              0              0
                                               ----------      -----------     ----------     ----------
Ending units                                      317,227          501,721              0              0
                                               ==========      ===========     ==========     ==========


                                                               Putnam
                                                MFS Total      Growth:         Real
                                                 Return        Voyager        Estate
                                                Portfolio     Portfolio     Portfolio
                                                (Class 1)     (Class 1)     (Class 1)
                                              ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)               $  1,520,210   $  (143,700)  $   108,896
   Net realized gains (losses) from
      securities transactions                    5,747,048    (3,279,019)    1,738,833
   Change in net unrealized appreciation
      (depreciation) of investments              1,649,125     7,908,638     1,618,726
                                              ------------   -----------   -----------
   Increase (decrease) in net assets from
      operations                                 8,916,383     4,485,919     3,466,455
                                              ------------   -----------   -----------
From capital transactions:
      Net proceeds from units sold               9,190,814       336,311       835,405
      Cost of units redeemed                    (9,200,114)   (5,951,423)   (1,883,800)
      Annuity benefit payments                     (11,285)      (12,859)       (1,001)
      Net transfers                             44,584,228       (60,921)    3,279,811
                                              ------------   -----------   -----------
   Increase (decrease) in net assets from
      capital transactions                      44,563,643    (5,688,892)    2,230,415
                                              ------------   -----------   -----------
Increase (decrease) in net assets               53,480,026    (1,202,973)    5,696,870
Net assets at beginning of period               96,653,891    29,214,010    10,901,751
                                              ------------   -----------   -----------
Net assets at end of period                   $150,133,917   $28,011,037   $16,598,621
                                              ============   ===========   ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% (1):
   Units sold                                            0            63             0
   Units redeemed                                        0             0            (4)
   Units transferred                                     0           (48)           12
                                              ------------   -----------   -----------
Increase (decrease) in units outstanding                 0            15             8
Beginning units                                          0           174             8
                                              ------------   -----------   -----------
Ending units                                             0           189            16
                                              ============   ===========   ===========
Contracts with total expenses of 0.85% (2):
   Units sold                                      619,683        31,484        22,956
   Units redeemed                                 (584,419)     (112,381)      (10,302)
   Units transferred                             2,967,511        47,256       101,018
                                              ------------   -----------   -----------
Increase (decrease) in units outstanding         3,002,775       (33,641)      113,672
Beginning units                                  6,359,705     1,613,813       158,560
                                              ------------   -----------   -----------
Ending units                                     9,362,480     1,580,172       272,232
                                              ============   ===========   ===========
Contracts with total expenses of 1.10%:
   Units sold                                       19,395           298         1,463
   Units redeemed                                  (54,534)       (5,539)         (643)
   Units transferred                               133,379        17,804         9,393
                                              ------------   -----------   -----------
Increase (decrease) in units outstanding            98,240        12,563        10,213
Beginning units                                    625,544       143,580        13,970
                                              ------------   -----------   -----------
Ending units                                       723,784       156,143        24,183
                                              ============   ===========   ===========
Contracts with total expenses of 1.25%:
   Units sold                                            0         6,256         6,654
   Units redeemed                                        0      (282,383)      (64,835)
   Units transferred                                     0       (27,165)        4,506
                                              ------------   -----------   -----------
Increase (decrease) in units outstanding                 0      (303,292)      (53,675)
Beginning units                                          0     1,116,207       319,242
                                              ------------   -----------   -----------
Ending units                                             0       812,915       265,567
                                              ============   ===========   ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)


                                              Small
                                             Company     SunAmerica                 Telecom    Worldwide                  Emerging
                                              Value       Balanced    Technology    Utility   High Income    Comstock      Growth
                                            Portfolio     Portfolio    Portfolio   Portfolio   Portfolio     Portfolio    Portfolio
                                            (Class 1)     (Class 1)    (Class 1)   (Class 1)   (Class 1)    (Class II)   (Class II)
                                           -----------  ------------  ----------  ----------  -----------  ------------  ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)            $   419,575  $    568,327   $ (3,527)  $  104,843  $  408,845   $  1,078,517  $  (72,234)
   Net realized gains (losses) from
      securities transactions                  826,593    (2,712,170)    (4,997)    (337,222)    (35,856)    11,790,883     118,505
   Change in net unrealized appreciation
      (depreciation) of investments          1,563,724     5,096,122     60,803      577,578     184,071      5,619,772   1,457,794
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
   Increase (decrease) in net assets
      from operations                        2,809,892     2,952,279     52,279      345,199     557,060     18,489,172   1,504,065
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
From capital transactions:
      Net proceeds from units sold             220,135       665,492     29,990       31,804     385,257     15,667,720     506,241
      Cost of units redeemed                (2,188,049)  (11,104,522)   (42,919)    (922,293)   (788,445)   (10,326,623)   (692,267)
      Annuity benefit payments                       0       (56,719)         0       (2,066)       (596)        (1,979)          0
      Net transfers                            262,603    (1,274,322)    80,236       (3,305)  1,437,806     58,916,203     931,978
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
   Increase (decrease) in net assets from
      capital transactions                  (1,705,311)  (11,770,071)    67,307     (895,860)  1,034,022     64,255,321     745,952
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Increase (decrease) in net assets            1,104,581    (8,817,792)   119,586     (550,661)  1,591,082     82,744,493   2,250,017
Net assets at beginning of period            9,345,792    48,101,607    289,994    3,606,091   5,019,174    123,820,013   7,054,221
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Net assets at end of period                $10,450,373  $ 39,283,815   $409,580   $3,055,430  $6,610,256   $206,564,506  $9,304,238
                                           ===========  ============   ========   ==========  ==========   ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses
   of 0.85% (1):
   Units sold                                        0             0          0            0           0              0           0
   Units redeemed                                  (11)            0          0           (7)          0              0           0
   Units transferred                                 0             0          0          (32)          0              0           0
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Increase (decrease) in units outstanding           (11)            0          0          (39)          0              0           0
Beginning units                                    427           630          0           59           0              0           0
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Ending units                                       416           630          0           20           0              0           0
                                           ===========  ============   ========   ==========  ==========   ============  ==========
Contracts with total expenses
   of 0.85% (2):
   Units sold                                        0        36,044     13,009        1,265      22,950      1,206,203      45,157
   Units redeemed                                    0       (29,890)   (17,809)      (4,551)    (24,946)      (765,233)    (66,478)
   Units transferred                                 0       (29,137)    28,163       (2,796)     99,058      4,485,675      97,315
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Increase (decrease) in units outstanding             0       (22,983)    23,363       (6,082)     97,062      4,926,645      75,994
Beginning units                                      0       538,668    126,057       39,917     241,802      9,483,533     738,594
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Ending units                                         0       515,685    149,420       33,835     338,864     14,410,178     814,588
                                           ===========  ============   ========   ==========  ==========   ============  ==========
Contracts with total expenses of 1.10%:
   Units sold                                        0             0          0            0       3,458         47,852       7,356
   Units redeemed                                    0        (1,667)      (109)        (308)     (1,034)       (54,278)     (3,426)
   Units transferred                                 0           (69)     6,073          463         843        227,007      (2,593)
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Increase (decrease) in units outstanding             0        (1,736)     5,964          155       3,267        220,581       1,337
Beginning units                                      0        30,592     14,654        4,376      17,004        846,244      81,765
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Ending units                                         0        28,856     20,618        4,531      20,271      1,066,825      83,102
                                           ===========  ============   ========   ==========  ==========   ============  ==========
Contracts with total expenses of 1.25%:
   Units sold                                    9,244        22,257          0        1,601       1,704              0           0
   Units redeemed                              (93,020)     (712,688)         0      (70,598)    (22,257)             0           0
   Units transferred                            11,396       (66,384)         0        1,404       4,982              0           0
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Increase (decrease) in units outstanding       (72,380)     (756,815)         0      (67,593)    (15,571)             0           0
Beginning units                                456,434     2,949,416          0      276,507      94,361              0           0
                                           -----------  ------------   --------   ----------  ----------   ------------  ----------
Ending units                                   384,054     2,192,601          0      208,914      78,790              0           0
                                           ===========  ============   ========   ==========  ==========   ============  ==========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.


                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2006
                                   (Continued)

                                    Growth        Growth                        Asset        Global                      Growth-
                                  and Income    and Income   Mid-Cap Value   Allocation      Growth        Growth        Income
                                   Portfolio     Portfolio     Portfolio        Fund          Fund          Fund          Fund
                                  (Class II)    (Class VC)     (Class VC)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                 ------------  ------------  -------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)  $    402,407  $    184,670  $   (419,115)  $  2,287,414  $   (414,098) $   (359,463) $  1,240,421
   Net realized gains (losses)
      from securities
      transactions                  9,908,013     8,144,135     6,596,591        197,942       137,784       321,680     1,133,231
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                   7,777,552    11,149,486     8,611,831     28,482,730    31,757,771    36,971,507    37,474,660
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from operations       18,087,972    19,478,291    14,789,307     30,968,086    31,481,457    36,933,724    39,848,312
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
From capital transactions:
      Net proceeds from units
         sold                      12,069,474    11,224,795    11,964,628     17,573,618    16,964,885    20,060,523    27,031,723
      Cost of units redeemed       (7,412,538)   (8,183,721)   (6,098,153)   (10,380,483)   (6,394,530)   (8,889,784)  (15,491,271)
      Annuity benefit payments         (1,723)       (9,646)            0        (43,132)       (1,382)      (12,959)      (34,044)
      Net transfers                51,206,976    33,877,085    39,341,805     46,681,262    50,042,028    44,625,590    76,115,384
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
   Increase (decrease) in net
      assets from capital
      transactions                 55,862,189    36,908,513    45,208,280     53,831,265    60,611,001    55,783,370    87,621,792
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Increase (decrease) in net
   assets                          73,950,161    56,386,804    59,997,587     84,799,351    92,092,458    92,717,094   127,470,104
Net assets at beginning of
   period                          88,359,318   101,751,623    70,971,529    135,479,401    78,648,361   119,536,271   215,972,523
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Net assets at end of period      $162,309,479  $158,138,427  $130,969,116   $220,278,752  $170,740,819  $212,253,365  $343,442,627
                                 ============  ============  ============   ============  ============  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses
   of 0.85% (1):
   Units sold                               0             0             0              0             0             0             0
   Units redeemed                           0             0             0              0             0             0             0
   Units transferred                        0             0             0              0             0             0             0
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                              0             0             0              0             0             0             0
Beginning units                             0             0             0              0             0             0             0
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Ending units                                0             0             0              0             0             0             0
                                 ============  ============  ============   ============  ============  ============  ============
Contracts with total expenses
   of 0.85% (2):
   Units sold                         844,756       881,084       835,526      1,187,113       902,712     1,040,142     1,611,924
   Units redeemed                    (496,485)     (600,490)     (396,816)      (672,756)     (314,457)     (418,378)     (854,149)
   Units transferred                3,438,131     2,656,929     2,725,724      3,123,012     2,615,092     2,301,880     4,410,518
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                      3,786,402     2,937,523     3,164,434      3,637,369     3,203,347     2,923,644     5,168,293
Beginning units                     6,430,178     8,213,816     5,243,266      9,466,337     4,595,577     6,864,169    13,337,082
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Ending units                       10,216,580    11,151,339     8,407,700     13,103,706     7,798,924     9,787,813    18,505,375
                                 ============  ============  ============   ============  ============  ============  ============
Contracts with total expenses
   of 1.10%:
   Units sold                          34,156        50,118        36,254         41,172        27,563        42,349        48,959
   Units redeemed                     (39,615)      (70,785)      (42,721)       (47,320)      (35,189)      (62,839)      (96,717)
   Units transferred                  296,176       153,511       138,242        123,518       137,060       127,642       280,968
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                        290,717       132,844       131,775        117,370       129,434       107,152       233,210
Beginning units                       575,351       736,996       514,307        815,311       354,881       687,441     1,135,519
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Ending units                          866,068       869,840       646,082        932,681       484,315       794,593     1,368,729
                                 ============  ============  ============   ============  ============  ============  ============
Contracts with total expenses
   of 1.25%:
   Units sold                               0             0             0              0             0             0             0
   Units redeemed                           0             0             0              0             0             0             0
   Units transferred                        0             0             0              0             0             0             0
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Increase (decrease) in units
   outstanding                              0             0             0              0             0             0             0
Beginning units                             0             0             0              0             0             0             0
                                 ------------  ------------  ------------   ------------  ------------  ------------  ------------
Ending units                                0             0             0              0             0             0             0
                                 ============  ============  ============   ============  ============  ============  ============

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005

                                                             Government
                                    Asset        Capital         and                    Aggressive    Alliance     Blue Chip
                                  Allocation  Appreciation  Quality Bond     Growth       Growth       Growth       Growth
                                  Portfolio     Portfolio     Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                  (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)     (Class 1)    (Class 1)
                                 -----------  ------------  ------------  -----------  -----------  ------------  ----------
INCREASE (DECREASE) IN NET
   ASSETS:
From operations:
   Net investment income (loss)  $   279,192   $  (776,093) $  2,519,408  $  (237,934) $  (145,663) $   (593,330) $   (9,702)
   Net realized gains (losses)        69,932    (1,620,423)      606,069   (1,069,943)  (1,278,230)  (12,312,668)      4,598
   Change in net unrealized
      appreciation
      (depreciation) of
      investments                    683,116     2,820,684      (756,938)   3,988,324    2,585,655    13,963,931     (13,519)
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
   Increase (decrease) in net
      assets from operations       1,032,240       424,168     2,368,539    2,680,447    1,161,762     1,057,933     (18,623)
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
From capital transactions:
   Net proceeds from units sold      759,855     9,083,076     4,942,159    5,847,872      588,490       695,193     174,190
   Cost of units redeemed         (4,312,935)   (7,409,256)  (12,322,363)  (5,408,018)  (1,492,810)  (11,563,869)   (124,846)
   Annuity benefit payments                0             0             0            0            0             0           0
   Net transfers                   2,230,802    13,100,928    10,753,689   10,094,261     (339,540)   (4,932,062)    307,089
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                (1,322,278)   14,774,748     3,373,485   10,534,115   (1,243,860)  (15,800,738)    356,433
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in net
   assets                           (290,038)   15,198,916     5,742,024   13,214,562      (82,098)  (14,742,805)    337,810
Net assets at beginning of
   period                         17,626,445    68,288,994    68,841,287   43,263,936   11,702,361    75,292,292   1,080,772
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Net assets at end of period      $17,336,407   $83,487,910  $ 74,583,311  $56,478,498  $11,620,263  $ 60,549,487  $1,418,582
                                 ===========   ===========  ============  ===========  ===========  ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses
   of 0.85% (1):
   Units sold                              0             0             0            0            0             0           0
   Units redeemed                          0        (1,016)          (43)        (390)        (288)            0           0
   Units transferred                       0             0             0            0            0             0           0
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                             0        (1,016)          (43)        (390)        (288)            0           0
Beginning units                            0         2,025           175        1,707          310         2,006           0
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Ending units                               0         1,009           132        1,317           22         2,006           0
                                 ===========   ===========  ============  ===========  ===========  ============  ==========
Contracts with total expenses
   of 0.85% (2):
   Units sold                         28,947       750,204       339,124      543,080       43,902         7,213      30,606
   Units redeemed                    (27,906)     (255,018)     (172,126)    (167,072)     (10,798)     (148,071)    (20,126)
   Units transferred                  65,376     1,167,935       914,501      987,723      (13,360)     (320,588)     52,831
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                        66,417     1,663,121     1,081,499    1,363,731       19,744      (461,446)     63,311
Beginning units                      324,870     3,348,839     1,717,250    2,235,693      180,321     1,944,993     177,965
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Ending units                         391,287     5,011,960     2,798,749    3,599,424      200,065     1,483,547     241,276
                                 ===========   ===========  ============  ===========  ===========  ============  ==========
Contracts with total expenses
   of 1.10%:
   Units sold                            356        32,849        22,535       21,110        5,462         1,183       2,179
   Units redeemed                         (5)      (14,601)       (3,342)      (9,612)           0          (543)     (2,868)
   Units transferred                     654       112,325        53,171       71,151       (6,291)      (21,324)      4,291
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                         1,005       130,573        72,364       82,649         (829)      (20,684)      3,602
Beginning units                       12,280       339,695       138,314      198,143       12,138       138,351      23,464
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Ending units                          13,285       470,268       210,678      280,792       11,309       117,667      27,066
                                 ===========   ===========  ============  ===========  ===========  ============  ==========
Contracts with total expenses
   of 1.25%:
   Units sold                         19,153        18,318        13,023        9,011       12,227        22,685           0
   Units redeemed                   (183,961)     (129,888)     (586,285)    (129,700)     (98,631)     (382,987)          0
   Units transferred                  68,756       (19,627)     (113,642)     (15,913)     (10,598)      (98,301)          0
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Increase (decrease) in units
   outstanding                       (96,052)     (131,197)     (686,904)    (136,602)     (97,002)     (458,603)          0
Beginning units                      662,512       849,975     2,682,883      743,102      790,356     2,306,310           0
                                 -----------   -----------  ------------  -----------  -----------  ------------  ----------
Ending units                         566,460       718,778     1,995,979      606,500      693,354     1,847,707           0
                                 ===========   ===========  ============  ===========  ===========  ============  ==========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                                       Davis
                                             Cash      Corporate      Venture     "Dogs" of     Emerging      Equity       Equity
                                          Management      Bond         Value     Wall Street    Markets       Income       Index
                                          Portfolio    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                          (Class 1)    (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)          $   (74,985) $ 1,506,075  $   (101,742) $    86,933  $   (10,939) $     5,573  $   (60,757)
   Net realized gains (losses)              (117,379)     144,510       219,287      164,085      672,343      190,451   (1,453,539)
   Change in net unrealized
      appreciation (depreciation) of
      investments                            232,755     (315,120)    7,181,836     (122,029)     654,462      240,449    3,294,245
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets
      from operations                         40,391    1,335,465     7,299,381      128,989    1,315,866      436,473    1,779,949
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
From capital transactions:
      Net proceeds from units sold         5,059,861    6,665,687     7,354,308      144,881      122,769      135,992      221,586
      Cost of units redeemed              (6,764,313)  (3,410,815)  (10,602,922)  (1,482,939)    (835,812)  (1,887,756)  (7,793,002)
      Annuity benefit payments                     0            0             0            0            0            0            0
      Net transfers                        1,789,357   16,845,807    13,152,902      201,004     (414,047)    (352,474)  (1,107,940)
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
   Increase (decrease) in net assets
      from capital transactions               84,905   20,100,679     9,904,288   (1,137,054)  (1,127,090)  (2,104,238)  (8,679,356)
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets            125,296   21,436,144    17,203,669   (1,008,065)     188,776   (1,667,765)  (6,899,407)
Net assets at beginning of period         20,444,351   28,487,187    77,506,131    7,512,954    7,158,565    8,509,172   42,104,093
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Net assets at end of period              $20,569,647  $49,923,331  $ 94,709,800  $ 6,504,889  $ 7,347,341  $ 6,841,407  $35,204,686
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85%
   (1):
   Units sold                                      0            0             0            0            0            0            0
   Units redeemed                                  0            0          (171)           0            0            0            0
   Units transferred                               0            0             0            8            0            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                                     0            0          (171)           8            0            0            0
Beginning units                                3,497            0         1,375            0            0            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                                   3,497            0         1,204            8            0            0            0
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses of 0.85%
   (2):
   Units sold                                408,004      453,832       523,155        8,371        6,278            0            0
   Units redeemed                           (178,331)     (99,690)     (376,619)      (2,601)      (9,986)           0            0
   Units transferred                         (95,112)   1,193,832       900,406        4,962        6,581            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                               134,561    1,547,974     1,046,942       10,732        2,873            0            0
Beginning units                              375,789    1,216,579     4,219,824       60,730       81,009            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                                 510,350    2,764,553     5,266,766       71,462       83,882            0            0
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses of 1.10%:
   Units sold                                 42,040       28,306        36,687            0            0            0            0
   Units redeemed                            (17,411)      (3,002)      (27,345)      (8,194)         (13)           0            0
   Units transferred                         (37,222)      66,040       102,571        5,759        2,045            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                               (12,593)      91,344       111,913       (2,435)       2,032            0            0
Beginning units                               44,481      142,952       431,379        8,220        6,243            0            0
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                                  31,888      234,296       543,292        5,785        8,275            0            0
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========
Contracts with total expenses of 1.25%:
   Units sold                                 11,548        5,245        23,862        3,549        4,340       12,161       25,567
   Units redeemed                           (353,965)    (117,860)     (190,319)    (122,394)     (69,741)    (169,872)    (917,780)
   Units transferred                         247,149      (21,477)       42,510        6,065      (71,117)     (31,635)    (133,463)
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in units
   outstanding                               (95,268)    (134,092)     (123,947)    (112,780)    (136,518)    (189,346)  (1,025,676)
Beginning units                            1,210,503      634,989       860,682      609,287      680,531      792,665    5,140,659
                                         -----------  -----------  ------------  -----------  -----------  -----------  -----------
Ending units                               1,115,235      500,897       736,735      496,507      544,013      603,319    4,114,983
                                         ===========  ===========  ============  ===========  ===========  ===========  ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                         Federated                               Goldman
                                          American      Global       Global       Sachs       Growth-        Growth      High-Yield
                                          Leaders        Bond       Equities    Research      Income     Opportunities      Bond
                                         Portfolio    Portfolio    Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                                         (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)     (Class 1)     (Class 1)
                                        -----------  -----------  -----------  ----------  ------------  -------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)         $    75,026  $  (104,371) $   (85,304) $   (8,934) $   (290,117)   $ (2,579)    $ 1,070,230
   Net realized gains (losses)              (11,047)     179,792   (1,383,493)      4,238    (3,885,367)     (8,788)       (133,650)
   Change in net unrealized
      appreciation (depreciation) of
      investments                           975,025      313,217    2,045,721      14,913     5,424,196      11,852         644,569
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
   Increase (decrease) in net assets
      from operations                     1,039,004      388,638      576,924      10,217     1,248,712         485       1,581,149
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
From capital transactions:
      Net proceeds from units sold        1,719,976      485,308       98,230      36,847       867,029      39,191         946,600
      Cost of units redeemed             (2,250,555)  (1,616,453)  (1,675,397)    (47,366)  (11,438,199)    (43,506)     (2,243,288)
      Annuity benefit payments                    0            0            0           0             0           0               0
      Net transfers                       2,169,385    1,401,658     (617,553)    348,596    (3,001,055)     32,524       2,421,609
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
   Increase (decrease) in net assets
      from capital transactions           1,638,806      270,513   (2,194,720)    338,077   (13,572,225)     28,209       1,124,921
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Increase (decrease) in net assets         2,677,810      659,151   (1,617,796)    348,294   (12,323,513)     28,694       2,706,070
Net assets at beginning of period        15,889,240    9,081,423   11,020,629     820,456    68,815,280     258,640      12,031,008
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Net assets at end of period             $18,567,050  $ 9,740,574  $ 9,402,833  $1,168,750  $ 56,491,767    $287,334     $14,737,078
                                        ===========  ===========  ===========  ==========  ============    ========     ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85%
   (1):
   Units sold                                     0            0            0           0             0           0               0
   Units redeemed                                 0            0         (212)          0          (401)          0               0
   Units transferred                              0            0            0           0             0           0               0
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Increase (decrease) in units
   outstanding                                    0            0         (212)          0          (401)          0               0
Beginning units                                   0            0          212           0           663           0               0
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Ending units                                      0            0            0           0           262           0               0
                                        ===========  ===========  ===========  ==========  ============    ========     ===========
Contracts with total expenses of 0.85%
   (2):
   Units sold                               150,555       34,397          982       4,275        27,546       9,262          73,683
   Units redeemed                           (59,636)      (7,489)     (38,951)     (2,416)     (137,724)     (9,817)        (76,386)
   Units transferred                        199,599      103,882      (57,440)     46,975      (158,332)      9,061         195,892
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Increase (decrease) in units
   outstanding                              290,518      130,790      (95,409)     48,834      (268,510)      8,506         193,189
Beginning units                             833,201      141,130      388,668     117,350     1,520,053      54,926         587,922
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Ending units                              1,123,719      271,920      293,259     166,184     1,251,543      63,432         781,111
                                        ===========  ===========  ===========  ==========  ============    ========     ===========
Contracts with total expenses of
   1.10%:
   Units sold                                 7,292          389            0       1,375         1,487           0           2,184
   Units redeemed                            (3,722)        (127)           0      (4,860)      (10,391)          0            (913)
   Units transferred                         21,487       11,254           (1)      5,370         3,035      (1,530)          5,766
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Increase (decrease) in units
   outstanding                               25,057       11,516           (1)      1,885        (5,869)     (1,530)          7,037
Beginning units                              44,202       11,858        7,971      10,208        97,758       3,556          46,284
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Ending units                                 69,259       23,374        7,970      12,093        91,889       2,026          53,321
                                        ===========  ===========  ===========  ==========  ============    ========     ===========
Contracts with total expenses of
   1.25%:
   Units sold                                 4,367        3,024        5,513           0        22,329           0           4,121
   Units redeemed                           (94,146)     (88,477)     (84,959)          0      (375,713)          0         (78,088)
   Units transferred                         (9,814)      (2,079)     (12,624)          0       (62,481)          0           5,677
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Increase (decrease) in units
   outstanding                              (99,593)     (87,532)     (92,070)          0      (415,865)          0         (68,290)
Beginning units                             428,881      424,680      522,178           0     2,102,000           0         340,552
                                        -----------  -----------  -----------  ----------  ------------    --------     -----------
Ending units                                329,288      337,148      430,108           0     1,686,135           0         272,262
                                        ===========  ===========  ===========  ==========  ============    ========     ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                                       MFS
                                    International  International  Massachusetts                               Putnam
                                     Diversified       Growth       Investors     MFS Mid-     MFS Total     Growth:        Real
                                       Equities      and Income       Trust      Cap Growth     Return       Voyager       Estate
                                      Portfolio      Portfolio      Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                     (Class 1)(3)    (Class 1)      (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                    -------------  -------------  -------------  ----------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $   53,213     $    23,614    $    (4,696)  $  (32,811) $  (526,066)  $  (309,575) $   138,014
   Net realized gains (losses)         (232,265)        247,353       (162,494)    (255,921)      33,598    (4,006,120)     575,831
   Change in net unrealized
      appreciation (depreciation)
      of investments                    772,069       1,359,370        747,007      188,672    5,865,886     3,685,641    1,704,155
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
   Increase (decrease) in net
      assets from operations            593,017       1,630,337        579,817     (100,060)   5,373,418      (630,054)   2,418,000
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
From capital transactions:
      Net proceeds from units sold      163,277         674,999         38,731      150,061    9,882,513     1,517,225      629,767
      Cost of units redeemed           (846,976)     (2,084,144)      (638,207)    (375,590)  (4,573,898)   (4,826,203)  (1,337,383)
      Annuity benefit payments                0               0              0            0            0             0            0
      Net transfers                     426,376       2,380,027       (770,503)     119,765   29,744,683     2,050,847    1,643,040
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
   Increase (decrease) in net
      assets from capital
      transactions                     (257,323)        970,882     (1,369,979)    (105,764)  35,053,298    (1,258,131)     935,424
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Increase (decrease) in net assets       335,694       2,601,219       (790,162)    (205,824)  40,426,716    (1,888,185)   3,353,424
Net assets at beginning of period     5,345,355      13,930,099      7,288,167    3,733,305   56,227,175    31,102,195    7,548,327
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Net assets at end of period          $5,681,049     $16,531,318    $ 6,498,005   $3,527,481  $96,653,891   $29,214,010  $10,901,751
                                     ==========     ===========    ===========   ==========  ===========   ===========  ===========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of
   0.85% (1):
   Units sold                                44               0              0            0            0             0            0
   Units redeemed                             0               0              0            0            0             0            0
   Units transferred                          0               0              0            0            0             0            0
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Increase (decrease) in units
   outstanding                               44               0              0            0            0             0            0
Beginning units                               0             750              0            0            0           174            8
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Ending units                                 44             750              0            0            0           174            8
                                     ==========     ===========    ===========   ==========  ===========   ===========  ===========
Contracts with total expenses of
   0.85% (2):
   Units sold                            10,707          44,005          2,216       19,773      689,888       205,730       18,646
   Units redeemed                       (39,157)        (56,727)       (65,488)     (46,114)    (322,299)      (98,000)      (8,889)
   Units transferred                     61,437         136,881        (70,368)      13,508    2,042,223       442,883       40,330
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Increase (decrease) in units
   outstanding                           32,987         124,159       (133,640)     (12,833)   2,409,812       550,613       50,087
Beginning units                         259,738         748,220        805,399      441,724    3,949,893     1,063,200      108,473
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Ending units                            292,725         872,379        671,759      428,891    6,359,705     1,613,813      158,560
                                     ==========     ===========    ===========   ==========  ===========   ===========  ===========
Contracts with total expenses of
   1.10%:
   Units sold                             3,008           3,967          2,451            0       45,400        12,185        2,163
   Units redeemed                             0          (3,597)        (8,209)      (1,167)     (15,100)       (2,324)        (337)
   Units transferred                        758             662        (22,893)       1,413      163,195        40,277        6,523
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Increase (decrease) in units
   outstanding                            3,766           1,032        (28,651)         246      193,495        50,138        8,349
Beginning units                          11,443          35,769         91,094       35,097      432,049        93,442        5,621
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Ending units                             15,209          36,801         62,443       35,343      625,544       143,580       13,970
                                     ==========     ===========    ===========   ==========  ===========   ===========  ===========
Contracts with total expenses of
   1.25%:
   Units sold                             7,296          16,893              0            0            0         7,129        7,757
   Units redeemed                       (57,522)       (117,917)             0            0            0      (247,761)     (58,532)
   Units transferred                      1,797          68,733              0            0            0       (61,472)      28,829
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Increase (decrease) in units
   outstanding                          (48,429)        (32,291)             0            0            0      (302,104)     (21,946)
Beginning units                         390,108         583,393              0            0            0     1,418,311      341,188
                                     ----------     -----------    -----------   ----------  -----------   -----------  -----------
Ending units                            341,679         551,102              0            0            0     1,116,207      319,242
                                     ==========     ===========    ===========   ==========  ===========   ===========  ===========

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

(3)  For the period from October 4, 2004 (inception) to April 30, 2005

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                    Small Company    SunAmerica                 Telecom    Worldwide                   Emerging
                                        Value         Balanced    Technology    Utility   High Income    Comstock       Growth
                                      Portfolio      Portfolio     Portfolio   Portfolio   Portfolio     Portfolio    Portfolio
                                      (Class 1)      (Class 1)     (Class 1)   (Class 1)   (Class 1)    (Class II)    (Class II)
                                    -------------  -------------  ----------  ----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)      $  (122,372)  $    180,265    $ (2,394)  $  137,498  $  226,435   $    343,195  $  (56,950)
   Net realized gains (losses)           583,113     (3,306,941)    (27,705)    (374,219)    (91,718)     3,899,186      31,713
   Change in net unrealized
      appreciation (depreciation)
      of investments                     868,854      4,874,152      12,016      784,358     209,145      4,235,788      70,516
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
   Increase (decrease) in net
      assets from operations           1,329,595      1,747,476     (18,083)     547,637     343,862      8,478,169      45,279
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
From capital transactions:
      Net proceeds from units sold       257,132        696,597      13,775       25,471     469,270     21,289,649     860,562
      Cost of units redeemed          (1,666,934)   (10,285,933)     (5,742)    (668,478)   (867,446)    (4,871,831)   (594,712)
      Annuity benefit payments                 0              0           0            0           0              0           0
      Net transfers                      639,979     (1,663,666)     35,062       27,257   1,384,736     45,257,144   1,261,129
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
   Increase (decrease) in net
      assets from capital
      transactions                      (769,823)   (11,253,002)     43,095     (615,750)    986,560     61,674,962   1,526,979
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Increase (decrease) in net assets        559,772     (9,505,526)     25,012      (68,113)  1,330,422     70,153,131   1,572,258
Net assets at beginning of period      8,786,020     57,607,133     264,982    3,674,204   3,688,752     53,666,882   5,481,963
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Net assets at end of period          $ 9,345,792   $ 48,101,607    $289,994   $3,606,091  $5,019,174   $123,820,013  $7,054,221
                                     ===========   ============    ========   ==========  ==========   ============  ==========
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of
   0.85% (1):
   Units sold                                  0              0           0           44           0              0           0
   Units redeemed                              0           (207)          0            0           0              0           0
   Units transferred                           0              0           0            0           0              0           0
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Increase (decrease) in units
   outstanding                                 0           (207)          0           44           0              0           0
Beginning units                              427            837           0           15           0              0           0
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Ending units                                 427            630           0           59           0              0           0
                                     ===========   ============    ========   ==========  ==========   ============  ==========
Contracts with total expenses of
   0.85% (2):
   Units sold                                  0         54,370       6,779            4      35,302      1,714,056      89,427
   Units redeemed                              0        (64,021)     (2,706)      (5,591)    (17,330)      (390,905)    (55,478)
   Units transferred                           0         17,473      13,649        4,726      97,487      3,650,551     136,590
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Increase (decrease) in units
   outstanding                                 0          7,822      17,722         (861)    115,459      4,973,702     170,539
Beginning units                                0        530,846     108,335       40,778     126,343      4,509,831     568,055
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Ending units                                   0        538,668     126,057       39,917     241,802      9,483,533     738,594
                                     ===========   ============    ========   ==========  ==========   ============  ==========
Contracts with total expenses of
   1.10%:
   Units sold                                  0              0           0            0         348        131,536       9,836
   Units redeemed                              0         (5,061)       (111)           0      (5,427)       (31,974)    (13,058)
   Units transferred                           0          8,109       1,126          227       7,367        283,910       8,941
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Increase (decrease) in units
   outstanding                                 0          3,048       1,015          227       2,288        383,472       5,719
Beginning units                                0         27,544      13,639        4,149      14,716        462,772      76,046
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Ending units                                   0         30,592      14,654        4,376      17,004        846,244      81,765
                                     ===========   ============    ========   ==========  ==========   ============  ==========
Contracts with total expenses of
   1.25% :
   Units sold                             12,860         15,942           0        2,210       1,611              0           0
   Units redeemed                        (83,395)      (660,961)          0      (55,673)    (31,798)             0           0
   Units transferred                      32,278       (129,056)          0         (983)      5,554              0           0
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Increase (decrease) in units
   outstanding                           (38,257)      (774,075)          0      (54,446)    (24,633)             0           0
Beginning units                          494,691      3,723,491           0      330,953     118,994              0           0
                                     -----------   ------------    --------   ----------  ----------   ------------  ----------
Ending units                             456,434      2,949,416           0      276,507      94,361              0           0
                                     ===========   ============    ========   ==========  ==========   ============  ==========

(1)  Offered in Polaris Plus product

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                 APRIL 30, 2005
                                   (Continued)

                                                Growth       Growth                        Asset
                                              and Income   and Income   Mid-Cap Value   Allocation
                                              Portfolio     Portfolio     Portfolio        Fund
                                              (Class II)   (Class VC)     (Class VC)     (Class 2)
                                             -----------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $   186,483  $     44,657   $  (277,450)  $  1,138,383
   Net realized gains (losses)                 2,073,384       782,049       859,510         20,285
   Change in net unrealized appreciation
      (depreciation) of investments            4,444,668     3,667,498     3,708,013      3,715,934
                                             -----------  ------------   -----------   ------------
   Increase (decrease) in net assets from
      operations                               6,704,535     4,494,204     4,290,073      4,874,602
                                             -----------  ------------   -----------   ------------
From capital transactions:
      Net proceeds from units sold            15,669,020    15,892,732    14,895,030     24,819,057
      Cost of units redeemed                  (3,064,973)   (4,488,083)   (2,834,761)    (5,961,979)
      Annuity benefit payments                         0             0             0              0
      Net transfers                           32,051,774    37,263,206    25,754,469     52,070,232
                                             -----------  ------------   -----------   ------------
   Increase (decrease) in net assets from
      capital transactions                    44,655,821    48,667,855    37,814,738     70,927,310
                                             -----------  ------------   -----------   ------------
Increase (decrease) in net assets             51,360,356    53,162,059    42,104,811     75,801,912
Net assets at beginning of period             36,998,962    48,589,564    28,866,718     59,677,489
                                             -----------  ------------   -----------   ------------
Net assets at end of period                  $88,359,318  $101,751,623   $70,971,529   $135,479,401
                                             ===========  ============   ===========   ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% (1):
   Units sold                                          0             0             0              0
   Units redeemed                                      0             0             0              0
   Units transferred                                   0             0             0              0
                                             -----------  ------------   -----------   ------------
Increase (decrease) in units outstanding               0             0             0              0
Beginning units                                        0             0             0              0
                                             -----------  ------------   -----------   ------------
Ending units                                           0             0             0              0
                                             ===========  ============   ===========   ============
Contracts with total expenses of 0.85% (2):
   Units sold                                  1,218,039     1,351,530     1,178,524      1,828,263
   Units redeemed                               (226,126)     (350,966)     (213,895)      (410,582)
   Units transferred                           2,471,098     3,123,054     1,967,314      3,706,981
                                             -----------  ------------   -----------   ------------
Increase (decrease) in units outstanding       3,463,011     4,123,618     2,931,943      5,124,662
Beginning units                                2,967,167     4,090,198     2,311,323      4,341,675
                                             -----------  ------------   -----------   ------------
Ending units                                   6,430,178     8,213,816     5,243,266      9,466,337
                                             ===========  ============   ===========   ============
Contracts with total expenses of 1.10%:
   Units sold                                     91,448        79,559        65,902         89,345
   Units redeemed                                (27,902)      (49,242)      (21,806)       (46,734)
   Units transferred                             198,598       233,885       182,661        314,974
                                             -----------  ------------   -----------   ------------
Increase (decrease) in units outstanding         262,144       264,202       226,757        357,585
Beginning units                                  313,207       472,794       287,550        457,726
                                             -----------  ------------   -----------   ------------
Ending units                                     575,351       736,996       514,307        815,311
                                             ===========  ============   ===========   ============
Contracts with total expenses of 1.25% :
   Units sold                                          0             0             0              0
   Units redeemed                                      0             0             0              0
   Units transferred                                   0             0             0              0
                                             -----------  ------------   -----------   ------------
Increase (decrease) in units outstanding               0             0             0              0
Beginning units                                        0             0             0              0
                                             -----------  ------------   -----------   ------------
Ending units                                           0             0             0              0
                                             ===========  ============   ===========   ============

                                                Global                     Growth-
                                                Growth       Growth        Income
                                                 Fund         Fund          Fund
                                              (Class 2)     (Class 2)     (Class 2)
                                             -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)              $  (313,646) $   (615,497) $     61,652
   Net realized gains (losses)                     8,931        29,267        55,989
   Change in net unrealized appreciation
      (depreciation) of investments            3,457,953     5,248,445     4,273,491
                                             -----------  ------------  ------------
   Increase (decrease) in net assets from
      operations                               3,153,238     4,662,215     4,391,132
                                             -----------  ------------  ------------
From capital transactions:
      Net proceeds from units sold            17,691,675    24,559,123    43,691,075
      Cost of units redeemed                  (2,451,140)   (5,009,461)   (9,715,249)
      Annuity benefit payments                         0             0             0
      Net transfers                           33,471,734    42,607,569    79,440,990
                                             -----------  ------------  ------------
   Increase (decrease) in net assets from
      capital transactions                    48,712,269    62,157,231   113,416,816
                                             -----------  ------------  ------------
Increase (decrease) in net assets             51,865,507    66,819,446   117,807,948
Net assets at beginning of period             26,782,854    52,716,825    98,164,575
                                             -----------  ------------  ------------
Net assets at end of period                  $78,648,361  $119,536,271  $215,972,523
                                             ===========  ============  ============
ANALYSIS OF INCREASE (DECREASE)
   IN UNITS OUTSTANDING:
Contracts with total expenses of 0.85% (1):
   Units sold                                          0             0             0
   Units redeemed                                      0             0             0
   Units transferred                                   0             0             0
                                             -----------  ------------  ------------
Increase (decrease) in units outstanding               0             0             0
Beginning units                                        0             0             0
                                             -----------  ------------  ------------
Ending units                                           0             0             0
                                             ===========  ============  ============
Contracts with total expenses of 0.85% (2):
   Units sold                                  1,091,019     1,532,159     2,811,271
   Units redeemed                               (136,047)     (280,341)     (590,123)
   Units transferred                           2,023,672     2,536,349     4,933,681
                                             -----------  ------------  ------------
Increase (decrease) in units outstanding       2,978,644     3,788,167     7,154,829
Beginning units                                1,616,933     3,076,002     6,182,253
                                             -----------  ------------  ------------
Ending units                                   4,595,577     6,864,169    13,337,082
                                             ===========  ============  ============
Contracts with total expenses of 1.10%:
   Units sold                                     53,135        64,065       133,618
   Units redeemed                                (21,283)      (41,047)      (59,461)
   Units transferred                             133,583       224,966       418,369
                                             -----------  ------------  ------------
Increase (decrease) in units outstanding         165,435       247,984       492,526
Beginning units                                  189,446       439,457       642,993
                                             -----------  ------------  ------------
Ending units                                     354,881       687,441     1,135,519
                                             ===========  ============  ============
Contracts with total expenses of 1.25% :
   Units sold                                          0             0             0
   Units redeemed                                      0             0             0
   Units transferred                                   0             0             0
                                             -----------  ------------  ------------
Increase (decrease) in units outstanding               0             0             0
Beginning units                                        0             0             0
                                             -----------  ------------  ------------
Ending units                                           0             0             0
                                             ===========  ============  ============

(1)  Offered in Polaris Plus product.

(2)  Offered in Polaris II Asset Manager and Polaris II A-Class products.

                 See accompanying notes to financial statements.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Variable Annuity Account Seven of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company, (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of the contracts. The Separate Account offers the following products: Polaris Plus, Polaris II Asset Manager, and Polaris II A-Class.

     The Separate Account is composed of a total of forty-two variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of (1) one of the four currently available investment portfolios of Anchor Series Trust ("Anchor Trust"), (2) one of the twenty-nine currently available investment portfolios of SunAmerica Series Trust ("SunAmerica Trust"), (3) one of the three currently available investment portfolios of Van Kampen Life Investment Trust ("Van Kampen Trust"), (4) one of the two currently available investment portfolios of Lord Abbett Series Fund, Inc. ("Lord Abbett Fund"), or (5) one of the four currently available investment portfolios of American Fund Insurance Series ("American Series"). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the Lord Abbett Fund and the American Series (collectively referred to as the "Trusts") are diversified open-ended investment companies, which retain investment advisers to assist in the investment activities of the Trusts. The Anchor and SunAmerica Trusts are affiliated investment companies. The participant may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the forty-two Variable Accounts and do not include balances allocated to the General Account.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

     At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company.

     Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: The Polaris Plus contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 6% of any amount withdrawn that exceed the free withdrawal amount and are recorded as a redemption in the accompanying Statement of Changes in Net Assets.

     MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each portfolio, depending on the benefit options elected for each product, is as follows: Polaris Plus, 0.70% or 1.10%, and Polaris II Asset Manager and Polaris II A-Class, 0.70% or 0.95%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

     DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the excess cost.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.   CHARGES AND DEDUCTIONS (continued)

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Plus, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is either 0.15% or 0.30% of the Income Benefit Base, deducted annually from the contract value, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

     SALES CHARGE: For the Polaris II A-Class product, an up-front sales charge may be applied against the gross purchase payments made on the contract. The sales charge ranges from 0.50% to 5.75% of the gross purchase payment invested, depending on the investment amount, and is paid to the Company. The net proceeds from units sold are recorded in the accompanying Statement of Changes in Net Assets.

     PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently deducts premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

4.   PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the year ended April 30, 2006 consist of the following:

                                                         Cost of Shares   Proceeds from
Variable Accounts                                           Acquired       Shares Sold
-----------------                                        --------------   -------------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                       $ 2,664,637     $ 3,538,306
Capital Appreciation Portfolio (Class1)                     22,894,968       8,296,038
Government and Quality Bond Portfolio (Class 1)             21,907,206      10,548,322
Growth Portfolio (Class 1)                                  19,391,017       5,522,096

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4. PURCHASES AND SALES OF INVESTMENTS (continued)


                                                         Cost of Shares   Proceeds from
Variable Accounts                                           Acquired       Shares Sold
-----------------                                        --------------   -------------
SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                      $ 1,240,135     $ 3,663,842
Alliance Growth Portfolio (Class 1)                            956,744      18,023,273
Blue Chip Growth Portfolio (Class 1)                           357,428         242,538
Cash Management Portfolio (Class 1)                         20,611,415      22,523,982
Corporate Bond Portfolio (Class 1)                          30,122,783       3,582,724
Davis Venture Value Portfolio (Class 1)                     23,535,202       7,688,480
"Dogs" of Wall Street Portfolio (Class 1)                      464,520       1,762,180
Emerging Markets Portfolio (Class 1)                         7,057,566       4,171,119
Equity Income Portfolio (Class 1)                              380,852       2,425,899
Equity Index Portfolio (Class 1)                               690,566      10,286,176
Federated American Leaders Portfolio (Class 1)               3,976,001       2,864,259
Global Bond Portfolio (Class 1)                              3,942,326       2,689,064
Global Equities Portfolio (Class 1)                          1,272,403       2,423,996
Goldman Sachs Research Portfolio (Class 1)                     660,255         165,717
Growth-Income Portfolio (Class 1)                            1,497,898      15,303,753
Growth Opportunities Portfolio (Class 1)                       772,967         113,894
High-Yield Bond Portfolio (Class 1)                          5,088,715       3,398,918
International Diversified Equities Portfolio (Class 1)       2,326,724       1,536,417
International Growth and Income Portfolio (Class 1)          5,961,775       4,017,078
MFS Massachusetts Investors Trust Portfolio (Class 1)          466,344       1,269,888
MFS Mid-Cap Growth Portfolio (Class 1)                         615,132         658,206
MFS Total Return Portfolio (Class 1)                        53,366,472       1,661,721
Putnam Growth: Voyager Portfolio (Class 1)                   1,285,077       7,117,669
Real Estate Portfolio (Class 1)                              5,835,704       2,546,200
Small Company Value Portfolio (Class 1)                      1,501,694       2,725,761
SunAmerica Balanced Portfolio (Class 1)                      1,967,491      13,169,235
Technology Portfolio (Class 1)                                 284,777         220,997
Telecom Utility Portfolio (Class 1)                            535,821       1,326,839
Worldwide High Income Portfolio (Class 1)                    2,384,784         941,917

VAN KAMPEN TRUST:
Comstock Portfolio (Class II)                              $78,595,595     $ 1,618,173
Emerging Growth Portfolio (Class II)                         1,666,383         992,665
Growth and Income Portfolio (Class II)                      66,927,020         852,636

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.   PURCHASES AND SALES OF INVESTMENTS (continued)

                                                         Cost of Shares   Proceeds from
Variable Accounts                                           Acquired       Shares Sold
-----------------                                        --------------   -------------
LORD ABBETT FUND:
Growth and Income Portfolio (Class VC)                     $47,085,670      $2,023,337
Mid-Cap Value Portfolio (Class VC)                          52,004,792         705,393

AMERICAN SERIES:
Asset Allocation Fund (Class 2)                            $58,305,322      $2,186,643
Global Growth Fund (Class 2)                                61,130,066         933,163
Growth Fund (Class 2)                                       57,283,682       1,859,775
Growth-Income Fund (Class 2)                                91,397,612       1,565,227

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended April 30, 2006, 2005, 2004, 2003 and 2002 follows:

                     At April 30                                 For the Year Ended April 30
----------------------------------------------------   -----------------------------------------------
                      Unit Fair Value                   Expense Ratio   Investment      Total Return
                         Lowest to        Net Assets       Lowest         Income         Lowest to
   Year     Units     Highest ($) (6)        ($)       to Highest (1)    Ratio (2)      Highest (3)
   ----   ---------   ---------------    -----------   --------------   ----------   -----------------
Asset Allocation Portfolio (Class 1)
   2006     949,755   13.94 to 24.40(7)   17,818,596   0.85% to 1.25%      2.99%        9.93% to 10.37%(8)
   2005     971,032   11.78 to 22.20(7)   17,336,407   0.85% to 1.25%      2.73%         5.86% to 6.28%
   2004     999,662   11.08 to 20.97(7)   17,626,445   0.85% to 1.25%      3.34%       18.44% to 18.91%
   2003     842,182    9.27 to 17.70      12,636,500   0.85% to 1.25%      3.89%       -3.43% to -3.05%
   2002     871,609    9.59 to 18.33      13,635,471   0.85% to 1.25%      3.34%       -4.01% to -3.63%

Capital Appreciation Portfolio (Class 1)
   2006   7,778,119   13.61 to 43.03(7)  122,002,595   0.85% to 1.25%      0.27%       25.96% to 26.47%
   2005   6,202,015   10.76 to 34.16(7)   83,487,910   0.85% to 1.25%      0.00%         0.37% to 0.78%
   2004   4,540,534   10.68 to 34.03(7)   68,288,994   0.85% to 1.25%      0.00%       22.49% to 23.00%
   2003   3,312,355    6.42 to 27.78      45,411,415   0.85% to 1.25%      0.00%     -12.32% to -11.97%
   2002   3,065,679    7.30 to 31.69      50,711,970   0.85% to 1.25%      0.25%     -15.26% to -14.92%

Government and Quality Bond Portfolio (Class 1)
   2006   5,852,159   13.20 to 17.18(7)   83,089,300   0.85% to 1.25%      3.77%       -1.00% to -0.60%
   2005   5,005,538   13.28 to 17.35(7)   74,583,311   0.85% to 1.25%      4.64%         3.27% to 3.69%
   2004   4,538,622   12.81 to 16.80(7)   68,841,287   0.85% to 1.25%      4.04%        -0.18% to 0.22%
   2003   4,435,309   12.25 to 16.83      69,894,786   0.85% to 1.25%      3.39%         7.20% to 7.63%
   2002   3,705,363   11.38 to 15.70      56,444,402   0.85% to 1.25%      4.34%         5.79% to 6.22%

Growth Portfolio (Class 1)
   2006   5,763,643   11.97 to 33.32(7)   79,074,823   0.85% to 1.25%      0.82%        17.64 to 18.11%
   2005   4,488,033   10.13 to 28.33(7)   56,478,498   0.85% to 1.25%      0.53%         5.42% to 5.85%
   2004   3,178,645    9.57 to 26.87(7)   43,263,936   0.85% to 1.25%      0.47%       24.05% to 24.56%
   2003   2,185,613    6.55 to 21.66      27,512,769   0.85% to 1.25%      0.41%     -15.55% to -15.22%
   2002   1,992,150    7.73 to 25.65      31,805,872   0.85% to 1.25%      0.14%     -11.97% to -11.61%

Aggressive Growth Portfolio (Class 1)
   2006     779,379   10.50 to 17.41(7)   11,882,825   0.85% to 1.25%      0.00%       22.91% to 23.40%
   2005     904,750    8.51 to 14.17(7)   11,620,263   0.85% to 1.25%      0.00%        9.63% to 10.06%(8)
   2004     983,125    7.73 to 12.92(7)   11,702,361   0.85% to 1.25%      0.00%       22.07% to 22.56%
   2003     961,812    4.13 to 10.59       9,544,290   0.85% to 1.25%      0.24%     -18.98% to -18.65%
   2002   1,103,249    5.08 to 13.07      13,297,839   0.85% to 1.25%      0.42%     -24.04% to -23.73%

Alliance Growth Portfolio (Class 1)
   2006   2,713,134    8.32 to 34.46(7)   59,181,349   0.85% to 1.25%      0.38%       27.10% to 27.61%
   2005   3,450,927    6.52 to 27.12(7)   60,549,487   0.85% to 1.25%      0.33%         1.04% to 1.45%(8)
   2004   4,391,660    6.43 to 26.84(7)   75,292,292   0.85% to 1.25%      0.25%       11.80% to 12.25%
   2003   4,857,901    4.77 to 24.00      72,130,071   0.85% to 1.25%      0.30%     -16.24% to -15.90%
   2002   5,535,320    5.67 to 28.66      97,221,210   0.85% to 1.25%      0.00%     -20.20% to -19.88%

Blue Chip Growth Portfolio (Class 1)
   2006     288,625     5.81 to 5.88       1,696,323   0.85% to 1.10%      0.56%       10.92% to 11.20%
   2005     268,342     5.24 to 5.29       1,418,582   0.85% to 1.10%      0.16%       -1.71% to -1.46%
   2004     201,429     5.33 to 5.37       1,080,772   0.85% to 1.10%      0.16%       16.36% to 16.65%
   2003     165,075     4.58 to 4.60         759,737   0.85% to 1.10%      0.26%     -18.61% to -18.39%
   2002     120,407     5.62 to 5.64         679,101   0.85% to 1.10%      0.06%     -20.83% to -20.64%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                         At April 30                          For the Year Ended April 30
         ------------------------------------------  ---------------------------------------------
                    Unit Fair Value                   Expense Ratio  Investment     Total Return
                       Lowest to         Net Assets      Lowest        Income        Lowest to
   Year    Units    Highest ($) (6)         ($)      to Highest (1)   Ratio (2)     Highest (3)
   ----  ---------  ---------------     -----------  --------------  ----------  -----------------
Cash Management Portfolio (Class 1)
   2006  1,566,098  11.23 to 13.37 (7)   19,153,946  0.85% to 1.25%     0.86%        2.15% to 2.56%
   2005  1,660,970  10.94 to 13.09 (7)   20,569,647  0.85% to 1.25%     0.77%        0.09% to 0.49%
   2004  1,634,270  10.89 to 13.08 (7)   20,444,351  0.85% to 1.25%     2.09%      -0.69% to -0.29%
   2003  1,922,742  10.54 to 13.17       24,491,587  0.85% to 1.25%     3.63%       -0.11% to 0.29%
   2002  2,019,793  10.51 to 13.18       26,214,963  0.85% to 1.25%     3.98%        1.33% to 1.75%

Corporate Bond Portfolio (Class 1)
   2006  5,268,308  14.03 to 17.48 (7)   75,119,224  0.85% to 1.25%     4.39%        1.40% to 1.81%
   2005  3,499,746  13.78 to 17.23 (7)   49,923,331  0.85% to 1.25%     4.75%        3.86% to 4.28%
   2004  1,994,520  13.21 to 16.59 (7)   28,487,187  0.85% to 1.25%     5.35%        6.12% to 6.55%
   2003  1,170,704  12.33 to 15.64       16,712,027  0.85% to 1.25%     5.94%        8.90% to 9.34%
   2002    934,852  10.52 to 14.36       12,670,300  0.85% to 1.25%     5.50%        5.20% to 5.62%

Davis Venture Value Portfolio (Class 1)
   2006  7,926,993  14.34 to 36.64 (7)  127,172,101  0.85% to 1.25%     0.96%      16.03% to 16.50%
   2005  6,547,997  12.31 to 31.58 (7)   94,709,800  0.85% to 1.25%     0.85%        8.59% to 9.02% (8)
   2004  5,513,260  11.29 to 29.08 (7)   77,506,131  0.85% to 1.25%     0.77%      30.20% to 30.72%
   2003  4,665,711   7.87 to 22.34       51,742,583  0.85% to 1.25%     0.65%    -13.03% to -12.68%
   2002  4,325,979   9.02 to 25.68       56,606,074  0.85% to 1.25%     0.49%      -8.93% to -8.57%

"Dogs" of Wall Street Portfolio (Class 1)
   2006    449,685  11.75 to 13.61        5,417,029  0.85% to 1.25%     2.52%        5.77% to 6.19%
   2005    573,762  11.11 to 12.82        6,504,889  0.85% to 1.25%     2.44%        1.80% to 2.20% (8)
   2004    678,245  10.91 to 12.54        7,512,954  0.85% to 1.25%     2.52%      24.60% to 25.10% (8)
   2003    733,143   8.76 to 10.02        6,528,585  0.85% to 1.25%     1.90%    -13.94% to -13.59%
   2002    727,879  10.18 to 11.60        7,507,418  0.85% to 1.25%     2.16%        7.85% to 8.29%

Emerging Markets Portfolio (Class 1)
   2006    814,147  18.30 to 22.33       15,776,403  0.85% to 1.25%     0.28%      63.38% to 64.03%
   2005    636,170  11.20 to 13.61        7,347,341  0.85% to 1.25%     1.01%      23.01% to 23.50%
   2004    767,783   9.11 to 11.02        7,158,565  0.85% to 1.25%     0.00%      49.25% to 49.84%
   2003    632,213   6.10 to 7.35         3,999,291  0.85% to 1.25%     0.29%    -17.16% to -16.84%
   2002    739,403   7.37 to 10.01        5,654,737  0.85% to 1.25%     0.28%        9.27% to 9.76%

Equity Income Portfolio (Class 1)
   2006    427,496  12.86 to 12.94        5,499,195  0.85% to 1.25%     1.73%       8.62% to 13.44% (8)
   2005    603,319           11.34        6,841,407           1.25%     1.33%                 5.63%
   2004    792,665           10.73        8,509,172           1.25%     1.53%                19.71%
   2003    758,827            8.97        6,804,963           1.25%     2.03%               -14.39%
   2002    790,453  10.38 to 10.48        8,280,359  0.85% to 1.25%     1.67%      -4.39% to -4.01%

Equity Index Portfolio (Class 1)
   2006  3,059,876           9.71        29,704,711           1.25%     1.60%                 13.47%
   2005  4,114,983           8.56        35,204,686           1.25%     1.10%                  4.45%
   2004  5,140,659           8.19        42,104,093           1.25%     1.01%                 20.56%
   2003  5,344,702           6.79        36,310,699           1.25%     1.07%                -14.70%
   2002  5,913,603   7.20 to 7.97        47,100,945  0.85% to 1.25%     0.81%     -14.14% to -13.81%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At April 30                          For the Year Ended April 30
         -----------------------------------------  ---------------------------------------------
                    Unit Fair Value                 Expense Ratio   Investment     Total Return
                       Lowest to        Net Assets      Lowest        Income        Lowest to
   Year    Units    Highest ($) (6)        ($)      to Highest (1)   Ratio (2)     Highest (3)
   ----  ---------  ---------------     ----------  --------------  ----------  -----------------
Federated American Leaders (Class 1)
   2006  1,671,136  12.09 to 19.24 (7)  21,804,571  0.85% to 1.25%     1.55%      11.45% to 11.90%
   2005  1,522,266  10.81 to 17.26 (7)  18,567,050  0.85% to 1.25%     1.42%        6.00% to 6.43%
   2004  1,306,284  10.15 to 16.29 (7)  15,889,240  0.85% to 1.25%     1.43%      23.31% to 23.81%
   2003  1,047,833   8.16 to 13.21      10,910,210  0.85% to 1.25%     1.16%    -17.15% to -16.81%
   2002    968,846   9.83 to 15.94      12,456,497  0.85% to 1.25%     1.27%      -8.03% to -7.67%

Global Bond Portfolio (Class 1)
   2006    737,348  13.18 to 18.12 (7)  10,985,195  0.85% to 1.25%     3.23%        2.47% to 2.88% (8)
   2005    632,442  12.81 to 17.68 (7)   9,740,574  0.85% to 1.25%     0.00%        4.17% to 4.59%
   2004    577,668  12.25 to 16.98 (7)   9,081,423  0.85% to 1.25%     0.00%        0.75% to 1.16%
   2003    557,751  12.04 to 16.85       9,012,858  0.85% to 1.25%     1.64%        6.63% to 7.06%
   2002    560,409  10.76 to 15.80       8,628,048  0.85% to 1.25%     9.06%        2.24% to 2.69%

Global Equities Portfolio (Class 1)
   2006    703,263   9.91 to 22.43 (7)  11,363,594  0.85% to 1.25%     0.26%      34.21% to 34.75%
   2005    731,337   7.35 to 16.71 (7)   9,402,833  0.85% to 1.25%     0.32%        5.56% to 5.98% (8)
   2004    919,029   6.94 to 15.83 (7)  11,020,629  0.85% to 1.25%     0.25%      20.36% to 20.84%
   2003  1,037,728   5.71 to 13.16      10,038,817  0.85% to 1.25%     0.00%    -19.14% to -18.82%
   2002  1,238,372   7.05 to 16.27      14,260,497  0.85% to 1.25%     0.10%    -18.59% to -18.26%

Goldman Sachs Research Portfolio (Class 1)
   2006    248,835   7.58 to 7.68        1,909,317  0.85% to 1.10%     0.45%      16.75% to 17.04%
   2005    178,277   6.49 to 6.56        1,168,750  0.85% to 1.10%     0.00%        1.68% to 1.93%
   2004    127,558   6.39 to 6.44          820,456  0.85% to 1.10%     0.00%      22.42% to 22.73%
   2003     86,857   5.22 to 5.24          455,203  0.85% to 1.10%     0.00%    -14.09% to -13.87%
   2002     87,811   6.07 to 6.09          534,501  0.85% to 1.10%     0.00%    -30.33% to -30.14%

Growth-Income Portfolio (Class 1)
   2006  2,508,957   9.99 to 31.22 (7)  51,800,247  0.85% to 1.25%     0.56%      16.84% to 17.30%
   2005  3,029,829   8.51 to 26.72 (7)  56,491,767  0.85% to 1.25%     0.72%        1.56% to 1.97%
   2004  3,720,474   8.35 to 26.31 (7)  68,815,280  0.85% to 1.25%     0.93%      19.14% to 19.62%
   2003  4,056,149   6.41 to 22.09      61,581,722  0.85% to 1.25%     0.96%    -14.11% to -13.76%
   2002  4,836,055   7.43 to 25.71      81,959,764  0.85% to 1.25%     0.78%    -15.27% to -14.92%

Growth Opportunities Portfolio (Class 1)
   2006    183,198    6.01 to 6.28       1,104,632  0.85% to 1.10%     0.00%      36.75% to 37.11%
   2005     65,458    4.38 to 4.60         287,334  0.85% to 1.10%     0.00%      -0.83% to -0.59%
   2004     58,482    4.41 to 4.63         258,640  0.85% to 1.10%     0.00%      20.89% to 21.23%
   2003     48,330    3.64 to 3.83         175,830  0.85% to 1.10%     0.00%    -27.41% to -26.86%
   2002     75,698    5.01 to 5.24         379,270  0.85% to 1.10%     0.01%     -27.11 to -26.93%

High-Yield Bond Portfolio (Class 1)
   2006  1,158,420  14.36 to 19.92 (7)  17,292,845  0.85% to 1.25%     9.75%      15.09% to 15.55% (8)
   2005  1,106,694  12.02 to 17.31 (7)  14,737,078  0.85% to 1.25%     8.64%      12.08% to 12.53% (8)
   2004    974,758  10.68 to 15.44 (7)  12,031,008  0.85% to 1.25%     6.43%      18.15% to 18.62%
   2003    638,229   8.97 to 13.07       7,178,636  0.85% to 1.25%    14.87%        2.57% to 2.98%
   2002    556,317   8.73 to 12.74       6,337,878  0.85% to 1.25%    13.39%      -6.34% to -5.95%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                         At April 30                           For the Year Ended April 30
         ------------------------------------------  ----------------------------------------------
                      Unit Fair Value                 Expense Ratio  Investment     Total Return
                        Lowest to        Net Assets     Lowest         Income        Lowest to
   Year     Units     Highest ($) (6)       ($)      to Highest (1)   Ratio (2)      Highest (3)
   ----  ----------  -----------------  -----------  --------------  ----------  ------------------
International Diversified Equities Portfolio (Class 1)
   2006     749,276  13.93 to 14.80 (7)   8,378,646  0.85% to 1.25%     1.44%       33.28% to 33.81% (8)
   2005     649,657  10.45 to 11.07 (7)   5,681,049  0.85% to 1.25%     2.04%     7.55%(9) to 10.90% (8)
   2004     661,289    6.16 to 9.42 (7)   5,345,355  0.85% to 1.25%     4.03%       32.11% to 32.64%
   2003     584,446    4.62 to 7.13       3,655,991  0.85% to 1.25%     0.00%     -30.32% to -30.04%
   2002     616,557   6.61 to 10.24       5,524,611  0.85% to 1.25%     0.00%     -16.98% to -16.64%

International Growth and Income Portfolio (Class 1)
   2006   1,624,150  13.87 to 17.68 (7)  24,427,654  0.85% to 1.25%     0.81%       34.94% to 35.48%
   2005   1,461,032  10.24 to 13.10 (7)  16,531,318  0.85% to 1.25%     1.18%       12.29% to 12.74% (8)
   2004   1,368,132   9.08 to 11.67 (7)  13,930,099  0.85% to 1.25%     1.31%       36.02% to 36.57%
   2003   1,447,371    5.97 to 8.58      10,734,722  0.85% to 1.25%     0.61%     -22.08% to -21.76%
   2002   1,529,262   7.63 to 11.01      14,502,139  0.85% to 1.25%     0.31%     -12.90% to -12.55%

MFS Massachusetts Investors Trust Portfolio (Class 1)
   2006     651,510     10.18 to 10.31    6,711,198  0.85% to 1.10%     0.76%       16.12% to 16.41%
   2005     734,202       8.77 to 8.86    6,498,005  0.85% to 1.10%     0.81%         8.60% to 8.88%
   2004     896,493       8.07 to 8.14    7,288,167  0.85% to 1.10%     0.80%       15.30% to 15.59%
   2003     992,326       7.00 to 7.04    6,981,443  0.85% to 1.10%     0.91%     -14.63% to -14.42%
   2002   1,038,423       8.20 to 8.22    8,539,104  0.85% to 1.10%     0.59%     -15.74% to -15.53%

MFS Mid-Cap Growth Portfolio (Class 1)
   2006     462,785       9.15 to 9.27    4,286,330  0.85% to 1.10%     0.00%       21.60% to 21.90%
   2005     464,234       7.53 to 7.60    3,527,481  0.85% to 1.10%     0.00%       -3.17% to -2.93%
   2004     476,821       7.77 to 7.83    3,733,305  0.85% to 1.10%     0.00%       32.81% to 33.15%
   2003     482,982       5.85 to 5.88    2,840,743  0.85% to 1.10%     0.00%     -29.02% to -28.84%
   2002     468,320       8.24 to 8.27    3,871,747  0.85% to 1.10%     0.00%     -37.49% to -37.32%

MFS Total Return Portfolio (Class 1)
   2006  10,086,264     14.70 to 14.90  150,133,917  0.85% to 1.10%     2.06%         7.31% to 7.57%
   2005   6,985,249     13.70 to 13.85   96,653,891  0.85% to 1.10%     0.18%         7.58% to 7.85%
   2004   4,381,942     12.74 to 12.84   56,227,175  0.85% to 1.10%     4.00%       13.47% to 13.75%
   2003   2,609,969     11.23 to 11.29   29,450,456  0.85% to 1.10%     1.79%       -5.04% to -4.80%
   2002   1,469,115     11.82 to 11.86   17,418,122  0.85% to 1.10%     1.59%         0.33% to 0.59%

Putnam Growth: Voyager Portfolio (Class 1)
   2006   2,549,419   7.24 to 19.01 (7)  28,011,037  0.85% to 1.25%     0.61%       15.98% to 16.45%
   2005   2,873,774   6.22 to 16.39 (7)  29,214,010  0.85% to 1.25%     0.13%       -2.23% to -1.84% (8)
   2004   2,575,127   6.33 to 16.77 (7)  31,102,195  0.85% to 1.25%     0.25%       15.09% to 15.56%
   2003   2,441,491   5.05 to 14.57      27,931,800  0.85% to 1.25%     0.20%     -16.94% to -16.60%
   2002   2,811,912   6.06 to 17.54      38,564,294  0.85% to 1.25%     0.00%     -21.93% to -21.61%

Real Estate Portfolio (Class 1)
   2006     561,998     26.91 to 31.92   16,598,621  0.85% to 1.25%     1.81%       29.08% to 29.59%
   2005     491,780     20.85 to 24.63   10,901,751  0.85% to 1.25%     2.52%       31.30% to 31.83% (8)
   2004     455,290     15.88 to 18.68    7,548,327  0.85% to 1.25%     2.34%       25.05% to 25.56% (8)
   2003     414,863     12.70 to 14.88    5,468,503  0.85% to 1.25%     2.55%         3.52% to 3.94%
   2002     340,849     12.27 to 14.32    4,325,632  0.85% to 1.25%     2.83%       12.98% to 13.44%

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                         At April 30                           For the Year Ended April 30
         ------------------------------------------  ----------------------------------------------
                      Unit Fair Value                 Expense Ratio  Investment     Total Return
                        Lowest to        Net Assets     Lowest         Income        Lowest to
   Year     Units     Highest ($) (6)       ($)      to Highest (1)   Ratio (2)      Highest (3)
   ----  ----------  -----------------  -----------  --------------  ----------  ------------------
Small Company Portfolio (Class 1)
   2006     384,470     19.23 to 27.19   10,450,373  0.85% to 1.25%     6.09%       32.88% to 33.41%
   2005     456,861     14.41 to 20.46    9,345,792  0.85% to 1.25%     0.00%       15.28% to 15.74%
   2004     495,118     12.45 to 17.75    8,786,020  0.85% to 1.25%     0.00%       34.71% to 35.25%
   2003     458,325      9.21 to 13.18    6,037,265  0.85% to 1.25%     0.00%     -20.75% to -20.45%
   2002     459,017     11.57 to 16.63    7,626,802  0.85% to 1.25%     0.00%       14.49% to 14.96%

SunAmerica Balanced Portfolio (Class 1)
   2006   2,737,772   9.10 to 15.66 (7)  39,283,815  0.85% to 1.25%     2.52%         6.73% to 7.15%
   2005   3,519,306   8.49 to 14.67 (7)  48,101,607  0.85% to 1.25%     1.56%         3.02% to 3.44% (8)
   2004   4,282,718   8.21 to 14.24 (7)  57,607,133  0.85% to 1.25%     2.24%        9.90% to 10.35%
   2003   4,597,911   6.43 to 12.96      56,393,035  0.85% to 1.25%     3.07%       -9.38% to -9.02%
   2002   5,247,157   7.06 to 14.30      71,012,625  0.85% to 1.25%     2.20%     -12.80% to -12.45%

Technology Portfolio (Class 1)
   2006     170,038       2.38 to 2.41      409,580  0.85% to 1.10%     0.00%       16.64% to 16.93%
   2005     140,711       2.04 to 2.06      289,994  0.85% to 1.10%     0.00%       -5.35% to -5.11%
   2004     121,974       2.16 to 2.17      264,982  0.85% to 1.10%     0.00%       19.47% to 19.77%
   2003      66,761       1.81 to 1.82      121,123  0.85% to 1.10%     0.00%     -27.75% to -27.59%
   2002      49,194       2.50 to 2.51      123,314  0.85% to 1.10%     0.00%     -42.89% to -42.70%

Telecom Utility Portfolio (Class 1)
   2006     247,300   9.56 to 12.98 (7)   3,055,430  0.85% to 1.25%     4.30%       10.50% to 11.25%
   2005     320,859   8.08 to 11.75 (7)   3,606,091  0.85% to 1.25%     4.90%       15.64% to 16.47% (8)
   2004     375,895   7.37 to 10.16 (7)   3,674,204  0.85% to 1.25%     6.05%       14.63% to 15.08% (8)
   2003     423,820    6.02 to 8.86       3,570,779  0.85% to 1.25%    10.91%     -17.74% to -17.41%
   2002     501,860   7.31 to 10.77       5,128,284  0.85% to 1.25%     3.44%     -21.36% to -20.48%

Worldwide High Income Portfolio (Class 1)
   2006     437,925  13.89 to 20.62 (7)   6,610,256  0.85% to 1.25%     7.77%       10.07% to 10.51%
   2005     353,167  12.57 to 18.74 (7)   5,019,174  0.85% to 1.25%     6.07%         8.28% to 8.72%
   2004     260,053  11.56 to 17.30 (7)   3,688,752  0.85% to 1.25%     7.56%        9.98% to 10.43%
   2003     185,292  10.42 to 15.73       2,548,697  0.85% to 1.25%    13.83%         7.13% to 7.56%
   2002     166,212   9.71 to 14.68       2,214,342  0.85% to 1.25%    13.23%        -0.40% to 0.00%

Comstock Portfolio (Class II)
   2006  15,477,003     13.21 to 13.36  206,564,506  0.85% to 1.10%     1.49%       11.07% to 11.35%
   2005  10,329,777     11.89 to 12.00  123,820,013  0.85% to 1.10%     1.21%       10.80% to 11.08%
   2004   4,972,603     10.73 to 10.80   53,666,882  0.85% to 1.10%     1.13%       28.12% to 28.44%
   2003   1,877,262       8.38 to 8.41   15,778,868  0.85% to 1.10%     1.27%     -16.36% to -16.15%
   2002     489,178     10.02 to 10.03    4,904,860  0.85% to 1.10%     0.66%      0.17%(4) to 0.27% (4)

Emerging Growth Portfolio (Class II)
   2006     897,690     10.29 to 10.37    9,304,238  0.85% to 1.10%     0.00%       20.26% to 20.56%
   2005     820,359       8.56 to 8.60    7,054,221  0.85% to 1.10%     0.01%         0.80% to 1.05%
   2004     644,101       8.49 to 8.51    5,481,963  0.85% to 1.10%     0.00%       15.82% to 16.11%
   2003     261,331               7.33    1,916,147  0.85% to 1.10%     0.00%     -22.60% to -22.40%
   2002      65,032       9.45 to 9.47      614,792  0.85% to 1.10%     0.07%    -5.51%(4) to -5.29% (4)

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

                        At April 30                           For the Year Ended April 30
         -----------------------------------------  -----------------------------------------------
                      Unit Fair Value                Expense Ratio  Investment     Total Return
                         Lowest to      Net Assets      Lowest        Income        Lowest to
   Year     Units     Highest ($) (6)      ($)      to Highest (1)   Ratio (2)      Highest (3)
   ----  ----------  ----------------  -----------  --------------  ----------  -------------------
Growth and Income Portfolio (Class II)
   2006  11,082,648    14.47 to 14.66  162,309,479  0.85% to 1.10%     1.16%        15.84% to 16.13%
   2005   7,005,529    12.49 to 12.62   88,359,318  0.85% to 1.10%     1.12%        11.56% to 11.84%
   2004   3,280,374    11.20 to 11.29   36,998,962  0.85% to 1.10%     1.11%        24.39% to 24.70%
   2003   1,101,314      9.00 to 9.05    9,962,263  0.85% to 1.10%     1.13%      -16.45% to -16.24%
   2002     208,564    10.78 to 10.81    2,253,232  0.85% to 1.10%     1.03%      7.76% (4) to 8.07% (4)

Growth and Income Portfolio (Class VC)
   2006  12,021,179    13.03 to 13.16  158,138,427  0.85% to 1.10%     0.99%        15.44% to 15.73%
   2005   8,950,812    11.29 to 11.37  101,751,623  0.85% to 1.10%     0.90%          6.50% to 6.76%
   2004   4,562,992    10.60 to 10.65   48,589,564  0.85% to 1.10%     0.65%        24.13% to 24.44%
   2003   1,144,287      8.54 to 8.56    9,794,470  0.85% to 1.10%     0.67%      -14.60% to -14.39%
   2002          --                --           --             --        --                      --

Mid-Cap Value Portfolio (Class VC)
   2006   9,053,782    14.33 to 14.48  130,969,116  0.85% to 1.10%     0.45%        17.07% to 17.36%
   2005   5,757,573    12.24 to 12.33   70,971,529  0.85% to 1.10%     0.31%        10.71% to 10.99%
   2004   2,598,873    11.06 to 11.11   28,866,718  0.85% to 1.10%     0.50%        32.32% to 32.65%
   2003     667,309      8.36 to 8.38    5,589,117  0.85% to 1.10%     0.65%      -16.42% to -16.22%
   2002          --                --           --             --        --                      --

Asset Allocation Fund (Class 2)
   2006  14,036,387    15.57 to 15.70  220,278,752  0.85% to 1.10%     2.12%        18.81% to 19.11%
   2005  10,281,648    13.11 to 13.18  135,479,401  0.85% to 1.10%     1.95%          5.72% to 5.99%
   2004   4,799,401    12.40 to 12.44   59,677,489  0.85% to 1.10%     2.07%        15.28% to 15.56%
   2003     853,127    10.75 to 10.76    9,181,839  0.85% to 1.10%     1.53%      7.55% (5) to 7.63% (5)
   2002          --                --           --             --        --                      --

Global Growth Fund (Class 2)
   2006   8,283,239    20.45 to 20.62  170,740,819  0.85% to 1.10%     0.50%        29.43% to 29.75%
   2005   4,950,458    15.80 to 15.89   78,648,361  0.85% to 1.10%     0.26%          6.89% to 7.16%
   2004   1,806,379    14.78 to 14.83   26,782,854  0.85% to 1.10%     0.11%        31.24% to 31.56%
   2003     180,601    11.26 to 11.27    2,036,008  0.85% to 1.10%     0.00%    12.64% (5) to 12.74% (5)
   2002          --                --           --             --        --                      --

Growth Fund (Class 2)
   2006  10,582,406    19.90 to 20.07  212,253,365  0.85% to 1.10%     0.63%        26.41% to 26.72%
   2005   7,551,610    15.74 to 15.84  119,536,271  0.85% to 1.10%     0.17%          5.31% to 5.57%
   2004   3,515,459    14.95 to 15.00   52,716,825  0.85% to 1.10%     0.10%        27.20% to 27.51%
   2003     503,213    11.75 to 11.77    5,920,073  0.85% to 1.10%     0.02%    17.53% (5) to 17.66% (5)
   2002          --                --           --             --        --                      --

Growth - Income Fund (Class 2)
   2006  19,874,104    17.13 to 17.29  343,442,627  0.85% to 1.10%     1.28%        15.53% to 15.81%
   2005  14,472,601    14.83 to 14.93  215,972,523  0.85% to 1.10%     0.88%          3.51% to 3.77%
   2004   6,825,246    14.32 to 14.39   98,164,575  0.85% to 1.10%     0.87%        26.01% to 26.33%
   2003   1,076,060    11.37 to 11.39   12,254,361  0.85% to 1.10%     0.65%    13.68% (5) to 13.90% (5)
   2002          --                --           --             --        --                      --

                         VARIABLE ANNUITY ACCOUNT SEVEN
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.   UNIT VALUES (Continued)

     (1) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 3.

     (2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

     (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2004, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts:
          An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2004, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

     (4)  For the period from October 15, 2001 (inception) to April 30, 2002.

     (5)  For the period from September 30, 2002 (inception) to April 30, 2003.

     (6) In 2004, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2004, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

     (7) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

     (8) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

     (9)  For the period from October 4, 2004 (inception) to April 30, 2005.